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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 62.5%
CONSUMER DISCRETIONARY – 8.7%
Auto Components – 0.0%
BorgWarner, Inc.	800	45,736
Johnson Controls, Inc.	500	35,870
Modine Manufacturing Co.	460	11,192
Auto Components Total		92,798
Automobiles – 0.3%
Harley-Davidson, Inc.	5,460	342,615
Suzuki Motor Corp.	18,200	463,365
Automobiles Total		805,980
Distributors – 0.0%
Building Material Holding Corp.	400	10,408
Distributors Total		10,408
Diversified Consumer Services – 0.2%
Sotheby’s	14,542	468,834
Steiner Leisure Ltd. (a)	994	41,798
Strayer Education, Inc.	450	48,694
Diversified Consumer Services Total		559,326
Hotels, Restaurants & Leisure – 1.5%
Bob Evans Farms, Inc.	350	10,598
Brinker International, Inc.	700	28,063
California Pizza Kitchen, Inc. (a)	568	17,000
China Travel International	948,000	209,269
Darden Restaurants, Inc.	710	30,154
Harrah’s Entertainment, Inc.	436	28,963
Hilton Hotels Corp.	2,350	65,448
International Game Technology, Inc.	1,490	61,835
Jack in the Box, Inc. (a)	75	3,914
Landry’s Restaurants, Inc.	490	14,774
Las Vegas Sands Corp. (a)	12,197	833,665
Marriott International, Inc., Class A	1,500	57,960
McDonald’s Corp.	16,602	649,470
Multimedia Games, Inc. (a)	635	5,766
Pinnacle Entertainment, Inc. (a)	749	21,062
Ruth’s Chris Steak House (a)	1,292	24,315
Scientific Games Corp., Class A (a)	2,370	75,366
Shuffle Master, Inc. (a)	910	24,579
Starwood Hotels & Resorts Worldwide, Inc.	24,260	1,387,429
Vail Resorts, Inc. (a)	300	12,006

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Yum! Brands, Inc.	990	51,530
Hotels, Restaurants & Leisure Total		3,613,166
Household Durables – 1.0%
American Greetings Corp., Class A	1,080	24,970
Black & Decker Corp.	280	22,218
Centex Corp.	2,020	106,292
CSS Industries, Inc.	310	9,213
D.R. Horton, Inc.	1,566	37,506
Desarrolladora Homex SA de CV, ADR (a)	471	17,785
Furniture Brands International, Inc.	550	10,472
Interface, Inc., Class A (a)	1,915	24,665
Japan General Estate Co., Ltd.	11,600	278,521
Kimball International, Inc., Class B	660	12,738
Koninklijke Philips Electronics NV	12,017	420,530
Lennar Corp., Class A (b)	1,400	63,350
Newell Rubbermaid, Inc.	18,500	523,920
Pulte Homes, Inc.	1,420	45,241
Sharp Corp.	19,000	326,760
Sumitomo Forestry Co., Ltd.	41,000	426,924
Tempur-Pedic International, Inc. (a)	2,529	43,423
Household Durables Total		2,394,528
Internet & Catalog Retail – 0.0%
Liberty Media Holding Corp., Interactive Series A (a)	1,880	38,315
Nutri/System, Inc. (a)	370	23,047
Priceline.com, Inc. (a)	1,120	41,205
Internet & Catalog Retail Total		102,567
Leisure Equipment & Products – 0.0%
Hasbro, Inc.	1,300	29,575
Leisure Equipment & Products Total		29,575
Media – 2.1%
4Kids Entertainment, Inc. (a)	590	9,735
Comcast Corp., Class A (a)	21,900	807,015
Dow Jones & Co., Inc.	1,300	43,602
EchoStar Communications Corp., Class A (a)	9,900	324,126
EMI Group PLC	100,064	498,571
Focus Media Holding Ltd., ADR (a)	380	22,009

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Grupo Televisa SA, ADR	2,730	58,040
Lamar Advertising Co., Class A (a)(b)	6,140	327,937
News Corp., Class A	78,700	1,546,455
Reed Elsevier PLC	59,200	656,175
Regal Entertainment Group, Class A	1,400	27,748
Scholastic Corp. (a)	5	156
Time Warner, Inc.	7,000	127,610
Viacom, Inc., Class B (a)	15,000	557,700
Media Total		5,006,879
Multi-Line Retail – 1.0%
Dollar General Corp.	2,000	27,260
Federated Department Stores, Inc.	21,568	931,953
J.C. Penney Co., Inc.	2,563	175,284
Kohl’s Corp. (a)	8,000	519,360
Nordstrom, Inc.	2,550	107,865
Target Corp.	12,100	668,525
Multi-Line Retail Total		2,430,247
Specialty Retail – 2.0%
Abercrombie & Fitch Co., Class A	830	57,668
Aeropostale, Inc. (a)	1,350	39,461
Borders Group, Inc.	480	9,792
Chico’s FAS, Inc. (a)	2,070	44,567
Children’s Place Retail Stores, Inc. (a)	740	47,382
DSW, Inc., Class A (a)	560	17,640
Esprit Holdings Ltd.	66,500	602,944
GameStop Corp., Class A (a)(b)	10,606	490,846
Gymboree Corp. (a)	590	24,886
Monro Muffler, Inc.	510	17,345
Office Depot, Inc. (a)	33,335	1,323,400
OfficeMax, Inc.	10,300	419,622
Payless Shoesource, Inc. (a)	400	9,960
PETsMART, Inc.	1,314	36,464
Rent-A-Center, Inc. (a)	560	16,402
Staples, Inc.	14,400	350,352
TJX Companies., Inc.	23,235	651,277
Tween Brands, Inc. (a)	526	19,778
Urban Outfitters, Inc. (a)	2,410	42,633
Yamada Denki Co., Ltd.	4,500	453,083
Zale Corp. (a)	410	11,373

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Zumiez, Inc. (a)	800	21,600
Specialty Retail Total		4,708,475
Textiles, Apparel & Luxury Goods – 0.6%
Adidas AG	8,539	402,179
Carter’s, Inc. (a)	2,795	73,760
Coach, Inc. (a)	4,268	146,819
Delta Apparel, Inc.	370	7,219
Hampshire Group Ltd. (a)	690	8,542
Hartmarx Corp. (a)	1,269	8,591
LVMH Moet Hennessy Louis Vuitton SA	2,836	291,731
Phillips-Van Heusen Corp.	1,380	57,643
Polo Ralph Lauren Corp.	450	29,111
Stride Rite Corp.	610	8,516
Swatch Group AG	2,100	405,378
Wolverine World Wide, Inc.	720	20,383
Textiles, Apparel & Luxury Goods Total		1,459,872
CONSUMER DISCRETIONARY TOTAL		21,213,821
CONSUMER STAPLES – 5.3%
Beverages – 1.9%
Anheuser-Busch Companies, Inc.	26,500	1,259,015
Coca-Cola Co.	10,000	446,800
Coca-Cola Enterprises, Inc.	25,125	523,354
Diageo PLC	26,042	459,725
Diageo PLC, ADR	8,808	625,720
Fomento Economico Mexicano SA de CV, ADR	500	48,470
Pepsi Bottling Group, Inc.	2,505	88,928
PepsiCo, Inc.	8,751	571,090
Pernod-Ricard SA	2,741	569,970
Beverages Total		4,593,072
Food & Staples Retailing – 0.8%
Aeon Co., Ltd.	17,200	422,932
BJ’s Wholesale Club, Inc. (a)	270	7,879
CVS Corp.	12,700	407,924
Kroger Co.	14,700	340,158
Wal-Mart Stores, Inc.	12,500	616,500
Weis Markets, Inc.	600	23,880

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Whole Foods Market, Inc.	620	36,846
Food & Staples Retailing Total		1,856,119
Food Products – 1.1%
Cadbury Schweppes PLC, ADR (b)	12,000	513,240
Campbell Soup Co. (b)	12,100	441,650
Corn Products International, Inc.	590	19,199
Danisco A/S	8,791	712,213
Dean Foods Co. (a)	2,920	122,698
Flowers Foods, Inc.	372	9,999
Hershey Co.	710	37,949
H.J. Heinz Co.	1,070	44,865
J&J Snack Foods Corp.	326	10,139
Kraft Foods, Inc., Class A (b)	11,200	399,392
Lancaster Colony Corp.	290	12,980
Lance, Inc.	480	10,570
Maui Land & Pineapple Co., Inc. (a)	310	9,198
McCormick & Co., Inc.	1,210	45,956
Premium Standard Farms, Inc.	430	8,191
Ralcorp Holdings, Inc. (a)	290	13,987
Tyson Foods, Inc., Class A (b)	14,600	231,848
Food Products Total		2,644,074
Household Products – 0.6%
Clorox Co.	1,200	75,600
Colgate-Palmolive Co.	6,200	385,020
Energizer Holdings, Inc. (a)	4,300	309,557
Procter & Gamble Co.	13,600	842,928
Household Products Total		1,613,105
Personal Products – 0.1%
Alberto-Culver Co.	590	29,848
Avon Products, Inc.	980	30,047
Estee Lauder Companies, Inc., Class A	1,940	78,240
Personal Products Total		138,135
Tobacco – 0.8%
Altria Group, Inc.	20,139	1,541,641
Loews Corp.- Carolina Group	9,000	498,510

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
UST, Inc.	680	37,284
Tobacco Total		2,077,435
CONSUMER STAPLES TOTAL		12,921,940
ENERGY – 5.1%
Energy Equipment & Services – 1.2%
BJ Services Co.	2,040	61,465
Complete Production Services, Inc. (a)	276	5,448
Diamond Offshore Drilling, Inc.	440	31,843
Dril-Quip, Inc. (a)	180	12,182
ENSCO International, Inc.	3,425	150,118
FMC Technologies, Inc. (a)	850	45,645
Grant Prideco, Inc. (a)	600	22,818
Grey Wolf, Inc. (a)	1,860	12,425
Halliburton Co.	27,050	769,572
Hydril (a)	267	14,968
Lone Star Technologies, Inc. (a)	160	7,741
Lufkin Industries, Inc.	429	22,703
National-Oilwell Varco, Inc. (a)	7,395	432,977
NS Group, Inc. (a)	150	9,683
Oil States International, Inc. (a)	230	6,325
Rowan Co., Inc.	3,500	110,705
Schlumberger Ltd.	8,418	522,169
Smith International, Inc.	810	31,428
Superior Energy Services, Inc. (a)	1,192	31,302
Superior Well Services, Inc. (a)	140	2,772
Technip SA, ADR	600	34,182
Tetra Technologies, Inc. (a)	667	16,115
Tidewater, Inc.	900	39,771
Todco (a)	584	20,206
Transocean, Inc. (a)	6,000	439,380
TriCo Marine Services, Inc. (a)	470	15,862
Energy Equipment & Services Total		2,869,805
Oil, Gas & Consumable Fuels – 3.9%
Alpha Natural Resources, Inc. (a)	440	6,934
Bois d’Arc Energy, Inc. (a)	442	6,763
Chesapeake Energy Corp.	2,560	74,189
China Petroleum & Chemical Corp., Class H	530,000	327,057
Comstock Resources, Inc. (a)	190	5,159

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
ConocoPhillips	11,872	706,740
Denbury Resources, Inc. (a)	2,870	82,943
Devon Energy Corp.	5,200	328,380
EnCana Corp.	18,100	845,089
EOG Resources, Inc.	1,180	76,759
Exxon Mobil Corp.	12,437	834,523
Foundation Coal Holdings, Inc.	992	32,111
Harvest Natural Resources, Inc. (a)	860	8,901
Hess Corp.	11,175	462,868
Houston Exploration Co. (a)	150	8,272
Marathon Oil Corp.	12,246	941,717
Newfield Exploration Co. (a)	4,500	173,430
Nordic American Tanker Shipping	376	13,085
Norsk Hydro ASA	14,345	321,123
Occidental Petroleum Corp.	22,600	1,087,286
Parallel Petroleum Corp. (a)	1,630	32,698
Peabody Energy Corp.	260	9,563
Quicksilver Resources, Inc. (a)	960	30,624
Range Resources Corp.	3,170	80,011
Southwestern Energy Co. (a)	1,004	29,989
Statoil ASA	12,844	304,288
Stone Energy Corp. (a)	210	8,501
Swift Energy Co. (a)	170	7,109
Tesoro Corp.	500	28,990
Total SA	14,643	964,956
Total SA, ADR	8,200	540,708
Western Refining, Inc.	280	6,507
Williams Companies, Inc.	22,900	546,623
World Fuel Services Corp.	1,850	74,832
XTO Energy, Inc.	12,620	531,681
Oil, Gas & Consumable Fuels Total		9,540,409
ENERGY TOTAL		12,410,214
FINANCIALS – 13.3%
Capital Markets – 3.4%
Affiliated Managers Group, Inc. (a)	1,430	143,157
Bank of New York Co., Inc.	58,852	2,075,122
Bear Stearns Companies, Inc.	420	58,842
Calamos Asset Management, Inc., Class A	1,104	32,369
Deutsche Bank AG, Registered Shares (b)	3,200	386,240
Franklin Resources, Inc.	6,500	687,375

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Goldman Sachs Group, Inc.	1,900	321,423
Greenhill & Co., Inc.	686	45,976
JAFCO Co., Ltd.	5,200	263,606
Lazard Ltd., Class A	1,310	52,374
Mediobanca S.p.A.	18,268	398,085
Mellon Financial Corp.	11,000	430,100
Merrill Lynch & Co., Inc.	26,463	2,069,936
Nomura Holdings, Inc.	20,800	365,527
Nuveen Investments, Inc., Class A (b)	7,600	389,348
Piper Jaffray Companies, Inc. (a)	280	16,974
T. Rowe Price Group, Inc.	2,010	96,178
Thomas Weisel Partners Group, Inc. (a)	502	8,057
UBS AG, Registered Shares	7,612	454,737
Capital Markets Total		8,295,426
Commercial Banks – 4.1%
BancFirst Corp.	222	10,372
Banco Santander Central Hispano SA	20,080	317,125
BancTrust Financial Group, Inc.	430	11,993
Bank of Granite Corp.	779	13,651
Bank of Hawaii Corp.	1,300	62,608
Bryn Mawr Bank Corp.	508	11,227
Capitol Bancorp Ltd.	543	24,164
Cassa di Risparmio di Firenze S.p.A.	94,908	288,535
Central Pacific Financial Corp.	310	11,340
Chemical Financial Corp.	560	16,621
Chittenden Corp.	555	15,923
Citizens Banking Corp.	610	16,019
City Holding Co.	310	12,360
City National Corp.	1,660	111,320
Columbia Banking System, Inc.	390	12,484
Comerica, Inc.	1,400	79,688
Community Trust Bancorp, Inc.	440	16,566
Cullen/Frost Bankers, Inc.	1,200	69,384
Depfa Bank PLC	34,298	633,426
Deutsche Postbank AG	5,538	419,805
East West Bancorp, Inc.	1,111	44,007
First Citizens BancShares, Inc., Class A	50	9,555
First Financial Bankshares, Inc.	318	12,132

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
First Financial Corp.	410	13,083
First Republic Bank	670	28,515
Hancock Holding Co.	590	31,594
Marshall & Ilsley Corp.	15,744	758,546
Mass Financial Corp., Class A (a)	1,170	1,392
Mercantile Bankshares Corp.	1,500	54,405
Merchants Bancshares, Inc.	420	9,870
Mid-State Bancshares	680	18,605
Mitsubishi UFJ Financial Group, Inc.	71	910,634
National Bank of Greece SA	15,273	654,717
Northrim BanCorp, Inc.	441	11,642
PNC Financial Services Group, Inc.	13,340	966,350
S&T Bancorp, Inc.	390	12,675
Sandy Spring Bancorp, Inc.	260	9,194
Sterling Bancorp NY	540	10,616
Sterling Bancshares, Inc.	1,540	31,185
Sterling Financial Corp.	280	9,080
SunTrust Banks, Inc.	3,600	278,208
Susquehanna Bancshares, Inc.	620	15,153
SVB Financial Group (a)	1,300	58,032
Taylor Capital Group, Inc.	420	12,411
TCF Financial Corp.	1,600	42,064
TriCo Bancshares	552	13,662
Trustmark Corp.	310	9,743
U.S. Bancorp (b)	34,993	1,162,467
UMB Financial Corp.	570	20,845
UniCredito Italiano S.p.A.	34,872	289,046
UnionBanCal Corp.	2,950	179,655
Wachovia Corp.	12,848	716,918
Wells Fargo & Co.	36,774	1,330,483
Whitney Holding Corp.	1,490	53,297
Zions Bancorporation	1,295	103,354
Commercial Banks Total		10,037,746
Consumer Finance – 0.1%
Advance America Cash Advance Centers, Inc.	1,510	21,774
Advanta Corp., Class B	440	16,236
Cash America International, Inc.	1,470	57,448
First Cash Financial Services, Inc. (a)	830	17,090
Consumer Finance Total		112,548

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 2.1%
Chicago Mercantile Exchange Holdings, Inc.	96	45,912
CIT Group, Inc.	4,000	194,520
Citigroup, Inc.	49,747	2,470,933
International Securities Exchange Holdings, Inc.	733	34,370
JPMorgan Chase & Co.	40,681	1,910,380
Medallion Financial Corp.	1,050	11,582
Nasdaq Stock Market, Inc. (a)(b)	11,700	353,808
Diversified Financial Services Total		5,021,505
Insurance – 2.4%
ACE Ltd.	600	32,838
Ambac Financial Group, Inc.	15,945	1,319,449
American International Group, Inc.	23,206	1,537,630
American Physicians Capital, Inc. (a)	290	14,030
Argonaut Group, Inc. (a)	300	9,309
Assicurazioni Generali S.p.A.	10,557	394,521
AXA	8,155	300,257
Axis Capital Holdings Ltd.	1,000	34,690
Baldwin & Lyons, Inc., Class B	428	10,366
CNA Surety Corp. (a)	820	16,564
Commerce Group, Inc.	500	15,025
Conseco, Inc. (a)	2,800	58,772
Delphi Financial Group, Inc., Class A	600	23,928
Genworth Financial, Inc., Class A	17,700	619,677
Hanover Insurance Group, Inc.	650	29,009
Harleysville Group, Inc.	370	12,946
Hartford Financial Services Group, Inc.	6,532	566,651
Horace Mann Educators Corp.	860	16,538
KMG America Corp. (a)	1,272	9,349
Lincoln National Corp.	800	49,664
Loews Corp.	1,300	49,270
National Western Life Insurance Co., Class A (a)	27	6,207
Navigators Group, Inc. (a)	566	27,174
Old Republic International Corp.	1,900	42,085
Phoenix Companies, Inc.	1,210	16,940
Platinum Underwriters Holdings Ltd.	1,500	46,245
ProAssurance Corp. (a)	382	18,825
ProCentury Corp.	989	14,835

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Prudential PLC	44,101	547,109
RLI Corp.	294	14,932
United America Indemnity Ltd., Class A (a)	700	15,729
Insurance Total		5,870,564
Real Estate Investment Trusts (REITs) – 0.7%
Alexandria Real Estate Equities, Inc., REIT	253	23,731
Archstone-Smith Trust, REIT	6,324	344,278
Boston Properties, Inc., REIT	500	51,670
Cousins Properties, Inc., REIT	260	8,895
Crescent Real Estate Equities Co., REIT	628	13,697
Entertainment Properties Trust, REIT	236	11,639
Equity Office Properties Trust, REIT	2,000	79,520
Equity One, Inc., REIT	658	15,772
Equity Residential Property Trust, REIT	1,000	50,580
Franklin Street Properties Corp., REIT	808	16,047
General Growth Properties, Inc., REIT	1,795	85,532
Getty Realty Corp., REIT	460	13,469
Healthcare Realty Trust, Inc.	500	19,205
Highland Hospitality Corp., REIT	900	12,897
Home Properties, Inc., REIT	406	23,207
Host Hotels & Resorts, Inc., REIT	1,289	29,557
Kimco Realty Corp., REIT (b)	7,584	325,126
Lexington Corporate Properties Trust, REIT	685	14,508
Mid-America Apartment Communities, Inc., REIT	400	24,488
Potlatch Corp., REIT	386	14,321
ProLogis Trust, REIT	7,300	416,538
Strategic Hotels & Resorts, Inc., REIT	800	15,904
U-Store-It Trust, REIT	292	6,266
Universal Health Realty Income Trust, REIT	340	12,189
Urstadt Biddle Properties, Inc., Class A, REIT	670	12,174
Washington Real Estate Investment Trust, REIT	640	25,472
Real Estate Investment Trusts (REITs) Total		1,666,682
Real Estate Management & Development – 0.2%
CB Richard Ellis Group, Inc., Class A (a)	1,500	36,900
Jones Lang LaSalle, Inc.	550	47,014

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – (continued)
NTT Urban Development Corp.	43	344,719
St. Joe Co.	690	37,860
Real Estate Management & Development Total		466,493
Thrifts & Mortgage Finance – 0.3%
Corus Bankshares, Inc.	716	16,010
Golden West Financial Corp.	6,800	525,300
PMI Group, Inc.	1,400	61,334
Sovereign Bancorp, Inc.	2,730	58,722
TrustCo Bank Corp. NY	860	9,323
Thrifts & Mortgage Finance Total		670,689
FINANCIALS TOTAL		32,141,653
HEALTH CARE – 7.4%
Biotechnology – 1.0%
Alkermes, Inc. (a)	700	11,095
Amgen, Inc. (a)	10,800	772,524
Amylin Pharmaceuticals, Inc. (a)(b)	6,700	295,269
Arena Pharmaceuticals, Inc. (a)	1,230	14,735
Celgene Corp. (a)	1,080	46,764
Cephalon, Inc. (a)	660	40,755
Cubist Pharmaceuticals, Inc. (a)	458	9,957
Digene Corp. (a)	1,260	54,369
Genentech, Inc. (a)	4,900	405,230
Genzyme Corp. (a)	6,100	411,567
PDL BioPharma, Inc. (a)	1,180	22,656
Senomyx, Inc. (a)	1,175	18,060
Vertex Pharmaceuticals, Inc. (a)(b)	7,700	259,105
Biotechnology Total		2,362,086
Health Care Equipment & Supplies – 0.3%
Analogic Corp.	180	9,238
Beckman Coulter, Inc.	1,010	58,136
Biomet, Inc.	700	22,533
DENTSPLY International, Inc.	920	27,701
DJO, Inc. (a)	230	9,552
Gen-Probe, Inc. (a)	600	28,134
Greatbatch, Inc. (a)	328	7,419
Haemonetics Corp. (a)	887	41,512
Hologic, Inc. (a)	693	30,159
Hospira, Inc. (a)	1,475	56,448

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Intuitive Surgical, Inc. (a)	278	29,315
Kyphon, Inc. (a)	780	29,188
Mentor Corp.	589	29,680
Meridian Bioscience, Inc.	1,013	23,816
Neurometrix, Inc. (a)	760	14,448
ResMed, Inc. (a)	736	29,624
St. Jude Medical, Inc. (a)	860	30,349
STERIS Corp.	840	20,210
Varian Medical Systems, Inc. (a)	1,236	65,990
Viasys Healthcare, Inc. (a)	290	7,900
Vital Signs, Inc.	140	7,925
West Pharmaceutical Services, Inc.	417	16,375
Health Care Equipment & Supplies Total		595,652
Health Care Providers & Services – 1.7%
Aetna, Inc.	8,872	350,888
AMN Healthcare Services, Inc. (a)	390	9,262
Caremark Rx, Inc. (b)	7,390	418,791
CIGNA Corp.	3,527	410,261
Community Health Systems, Inc. (a)	2,060	76,941
Coventry Health Care, Inc. (a)	545	28,078
Cross Country Healthcare, Inc. (a)	780	13,260
DaVita, Inc. (a)	770	44,560
Express Scripts, Inc. (a)	700	52,843
Genesis HealthCare Corp. (a)	400	19,052
Gentiva Health Services, Inc. (a)	810	13,316
HealthExtras, Inc. (a)	964	27,291
Henry Schein, Inc. (a)	720	36,101
Hooper Holmes, Inc. (a)	1,330	4,482
Humana, Inc. (a)	10,390	686,675
Kindred Healthcare, Inc. (a)	710	21,108
Laboratory Corp. of America Holdings (a)	550	36,063
Manor Care, Inc.	710	37,119
McKesson Corp.	820	43,230
Medco Health Solutions, Inc. (a)	710	42,678
Owens & Minor, Inc.	390	12,827
Patterson Companies, Inc. (a)	1,340	45,037
Pediatrix Medical Group, Inc. (a)	1,573	71,729
Psychiatric Solutions, Inc. (a)	645	21,988
Quest Diagnostics, Inc.	10,219	624,994
RehabCare Group, Inc. (a)	340	4,454

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Res-Care, Inc. (a)	720	14,465
Rhoen-Klinikum AG	6,063	271,945
Symbion, Inc. (a)	460	8,446
U.S. Physical Therapy, Inc. (a)	480	5,722
United Surgical Partners International, Inc. (a)	360	8,939
Universal Health Services, Inc., Class B	500	29,965
WellCare Health Plans, Inc. (a)	319	18,065
WellPoint, Inc. (a)	7,200	554,760
Health Care Providers & Services Total		4,065,335
Health Care Technology – 0.0%
Allscripts Healthcare Solutions, Inc. (a)	2,159	48,470
IMS Health, Inc.	1,110	29,570
Health Care Technology Total		78,040
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc., Class A (a)	210	14,853
Covance, Inc. (a)	9,100	604,058
Dionex Corp. (a)	460	23,432
ICON PLC, ADR (a)	250	17,645
Illumina, Inc. (a)	1,378	45,529
Invitrogen Corp. (a)	690	43,753
Millipore Corp. (a)	600	36,780
Nektar Therapeutics (a)	1,870	26,947
PAREXEL International Corp. (a)	650	21,508
Thermo Electron Corp. (a)	27,720	1,090,228
Varian, Inc. (a)	980	44,953
Ventana Medical Systems, Inc. (a)	408	16,659
Waters Corp. (a)	990	44,827
Life Sciences Tools & Services Total		2,031,172
Pharmaceuticals – 3.6%
Abbott Laboratories	12,000	582,720
Allergan, Inc.	970	109,232
Alpharma, Inc., Class A	400	9,356
AstraZeneca PLC, ADR	15,800	987,500
Endo Pharmaceuticals Holdings, Inc. (a)	1,880	61,194
GlaxoSmithKline PLC	21,063	560,753
GlaxoSmithKline PLC, ADR	4,606	245,177
Hi-Tech Pharmacal Co., Inc. (a)	1,254	15,851

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson	21,600	1,402,704
Mylan Laboratories, Inc.	1,400	28,182
Novartis AG, ADR	20,381	1,191,066
Novartis AG, Registered Shares	7,281	424,704
Novo-Nordisk A/S, Class B	6,383	473,872
Pfizer, Inc.	54,411	1,543,096
Sanofi-Aventis	6,107	543,165
Sanofi-Aventis, ADR	4,100	182,327
Takeda Pharmaceutical Co., Ltd.	6,000	374,954
Pharmaceuticals Total		8,735,853
HEALTH CARE TOTAL		17,868,138
INDUSTRIALS – 7.5%
Aerospace & Defense – 2.1%
AAR Corp. (a)	750	17,880
Alliant Techsystems, Inc. (a)	540	43,772
BE Aerospace, Inc. (a)	2,533	53,421
Boeing Co.	17,200	1,356,220
Esterline Technologies Corp. (a)	510	17,218
General Dynamics Corp.	6,612	473,882
L-3 Communications Holdings, Inc.	10,200	798,966
Moog, Inc., Class A (a)	260	9,012
Precision Castparts Corp.	7,890	498,332
Rockwell Collins, Inc.	1,090	59,775
Teledyne Technologies, Inc. (a)	680	26,928
United Technologies Corp.	26,962	1,708,043
Aerospace & Defense Total		5,063,449
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	820	36,556
EGL, Inc. (a)	683	24,888
Expeditors International Washington, Inc.	1,470	65,532
HUB Group, Inc., Class A (a)	1,128	25,696
UTI Worldwide, Inc.	770	21,537
Air Freight & Logistics Total		174,209
Airlines – 0.0%
Copa Holdings SA, Class A	683	23,447
JetBlue Airways Corp. (a)	955	8,853
Republic Airways Holdings, Inc. (a)	530	8,226
Skywest, Inc.	560	13,731
UAL Corp. (a)	202	5,367
Airlines Total		59,624

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – 0.0%
Goodman Global, Inc. (a)	483	6,448
Lennox International, Inc.	350	8,015
NCI Building Systems, Inc. (a)	470	27,340
Building Products Total		41,803
Commercial Services & Supplies – 0.9%
ABM Industries, Inc.	560	10,506
Casella Waste Systems, Inc., Class A (a)	780	8,065
CBIZ, Inc. (a)	700	5,110
Consolidated Graphics, Inc. (a)	450	27,076
Corporate Executive Board Co.	670	60,240
Dun & Bradstreet Corp. (a)	5,090	381,699
Equifax, Inc.	800	29,368
Healthcare Services Group, Inc.	656	16,505
IHS, Inc., Class A (a)	460	14,757
IKON Office Solutions, Inc.	610	8,198
Kenexa Corp. (a)	1,114	28,095
Korn/Ferry International (a)	530	11,098
Manpower, Inc.	6,200	379,874
Mobile Mini, Inc. (a)	1,060	30,115
Robert Half International, Inc.	1,780	60,467
TeleTech Holdings, Inc. (a)	1,100	17,193
United Stationers, Inc. (a)	250	11,628
Waste Connections, Inc. (a)	1,050	39,805
Waste Management, Inc.	26,200	961,016
Commercial Services & Supplies Total		2,100,815
Construction & Engineering – 0.4%
Bilfinger Berger AG	5,817	344,625
EMCOR Group, Inc. (a)	350	19,194
Fluor Corp.	400	30,756
Foster Wheeler Ltd. (a)	12,800	493,952
Jacobs Engineering Group, Inc. (a)	475	35,497
KHD Humboldt Wedag International Ltd. (a)	1,000	32,610
Quanta Services, Inc. (a)	1,460	24,615
Washington Group International, Inc. (a)	160	9,418
Construction & Engineering Total		990,667
Electrical Equipment – 1.3%
ABB Ltd., ADR	42,416	559,043

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Belden CDT, Inc.	810	30,966
Cooper Industries Ltd., Class A	600	51,132
Dongfang Electrical Machinery Co., Ltd., Class H	246,000	427,557
Emerson Electric Co.	10,300	863,758
General Cable Corp. (a)	748	28,581
Genlyte Group, Inc. (a)	906	64,507
Rockwell Automation, Inc.	530	30,793
Roper Industries, Inc.	690	30,871
Schneider Electric SA	4,300	479,062
Vestas Wind Systems A/S (a)	20,013	532,911
Woodward Governor Co.	590	19,789
Electrical Equipment Total		3,118,970
Industrial Conglomerates – 1.3%
General Electric Co.	70,596	2,492,039
McDermott International, Inc. (a)	750	31,350
Siemens AG, Registered Shares	7,007	610,389
Textron, Inc.	650	56,875
Industrial Conglomerates Total		3,190,653
Machinery – 0.5%
Barnes Group, Inc.	2,388	41,933
Dover Corp.	900	42,696
EnPro Industries, Inc. (a)	560	16,834
Harsco Corp.	800	62,120
JLG Industries, Inc.	3,110	61,609
Joy Global, Inc.	1,685	63,373
Kadant, Inc. (a)	242	5,944
Kennametal, Inc.	800	45,320
Mitsubishi Heavy Industries, Ltd.	81,000	336,386
Parker Hannifin Corp.	600	46,638
Sandvik AB	31,829	364,161
Terex Corp. (a)	1,520	68,734
Timken Co.	1,300	38,714
Trinity Industries, Inc.	877	28,213
Wabtec Corp.	1,018	27,618
Machinery Total		1,250,293
Marine – 0.1%
Alexander & Baldwin, Inc.	1,000	44,370
American Commercial Lines, Inc. (a)	1,350	80,257
Kirby Corp. (a)	620	19,425
Marine Total		144,052

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.6%
Burlington Northern Santa Fe Corp.	4,600	337,824
Canadian Pacific Railway Ltd.	800	39,792
CSX Corp.	1,420	46,619
Dollar Thrifty Automotive Group, Inc. (a)	750	33,427
East Japan Railway Co.	81	567,583
Landstar System, Inc.	1,811	77,330
Norfolk Southern Corp.	8,775	386,539
Ryder System, Inc.	240	12,403
Swift Transportation Co., Inc. (a)	230	5,456
Werner Enterprises, Inc.	1,210	22,639
Road & Rail Total		1,529,612
Trading Companies & Distributors – 0.2%
Kaman Corp.	500	9,005
Mitsubishi Corp.	22,400	422,980
Watsco, Inc.	420	19,324
Trading Companies & Distributors Total		451,309
Transportation Infrastructure – 0.0%
Interpool, Inc.	457	10,264
Transportation Infrastructure Total		10,264
INDUSTRIALS TOTAL		18,125,720
INFORMATION TECHNOLOGY – 9.6%
Communications Equipment – 1.8%
Anaren, Inc. (a)	920	19,384
AudioCodes Ltd. (a)	2,538	23,832
Black Box Corp.	211	8,212
Cisco Systems, Inc. (a)	67,880	1,561,240
CommScope, Inc. (a)	15,835	520,338
Dycom Industries, Inc. (a)	670	14,405
F5 Networks, Inc. (a)	1,105	59,361
Harris Corp.	850	37,816
Motorola, Inc.	15,600	390,000
NICE Systems Ltd., ADR (a)	1,600	44,272
Nokia Oyj	23,062	453,788
Nokia Oyj, ADR	17,000	334,730
Polycom, Inc. (a)	1,910	46,852
Research In Motion Ltd. (a)	5,300	544,098
Telefonaktiebolaget LM Ericsson, Class B	108,409	373,565

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Tollgrade Communications, Inc. (a)	570	5,102
Communications Equipment Total		4,436,995
Computers & Peripherals – 1.4%
Apple Computer, Inc. (a)(b)	9,200	708,676
Electronics for Imaging, Inc. (a)	640	14,643
Emulex Corp. (a)	610	11,084
Hewlett-Packard Co.	35,060	1,286,352
Imation Corp.	280	11,242
International Business Machines Corp.	10,700	876,758
Mobility Electronics, Inc. (a)	911	5,065
Network Appliance, Inc. (a)	1,810	66,988
QLogic Corp. (a)	13,800	260,820
SanDisk Corp. (a)	1,250	66,925
Stratasys, Inc. (a)	617	16,295
Computers & Peripherals Total		3,324,848
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)	20,800	679,952
Agilysys, Inc.	440	6,178
Amphenol Corp., Class A	4,900	303,457
Anixter International, Inc. (a)	862	48,677
Arrow Electronics, Inc. (a)	1,600	43,888
AU Optronics Corp., ADR	18,895	269,255
Benchmark Electronics, Inc. (a)	660	17,741
Brightpoint, Inc. (a)	1,490	21,188
Coherent, Inc. (a)	280	9,705
FLIR Systems, Inc. (a)	670	18,197
Global Imaging Systems, Inc. (a)	1,064	23,482
Hoya Corp.	7,900	298,816
Itron, Inc. (a)	360	20,088
Jabil Circuit, Inc.	1,600	45,712
Keyence Corp.	1,400	323,503
Mettler-Toledo International, Inc. (a)	500	33,075
MTS Systems Corp.	390	12,613
NAM TAI Electronics, Inc.	780	9,586
Rogers Corp. (a)	656	40,508
Tektronix, Inc.	1,400	40,502
Trimble Navigation Ltd. (a)	7,300	343,684
Vishay Intertechnology, Inc. (a)	1,280	17,971
Electronic Equipment & Instruments Total		2,627,778

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 1.2%
Akamai Technologies, Inc. (a)(b)	11,740	586,883
aQuantive, Inc. (a)(b)	13,599	321,208
CNET Networks, Inc. (a)	3,300	31,614
Digitas, Inc. (a)	450	4,329
eBay, Inc. (a)	16,100	456,596
Equinix, Inc. (a)	224	13,462
Google, Inc., Class A (a)	3,537	1,421,520
Keynote Systems, Inc. (a)	254	2,675
ValueClick, Inc. (a)	1,750	32,445
Internet Software & Services Total		2,870,732
IT Services – 0.7%
Acxiom Corp.	206	5,080
Alliance Data Systems Corp. (a)	1,470	81,129
Automatic Data Processing, Inc.	11,700	553,878
Cognizant Technology Solutions Corp., Class A (a)	7,720	571,743
CSG Systems International, Inc. (a)	217	5,735
Euronet Worldwide, Inc. (a)	770	18,904
First Data Corp.	6,800	285,600
Fiserv, Inc. (a)	1,250	58,862
Kanbay International, Inc. (a)	610	12,542
Keane, Inc. (a)	1,996	28,762
Mastercard, Inc., Class A	399	28,070
MAXIMUS, Inc.	240	6,264
MPS Group, Inc. (a)	4,060	61,347
Paychex, Inc.	1,240	45,694
IT Services Total		1,763,610
Semiconductors & Semiconductor Equipment – 1.8%
Actel Corp. (a)	635	9,874
Advanced Energy Industries, Inc. (a)	540	9,202
Asyst Technologies, Inc. (a)	1,168	7,896
Atheros Communications, Inc. (a)	1,745	31,637
ATMI, Inc. (a)	360	10,465
Brooks Automation, Inc. (a)	437	5,703
Cabot Microelectronics Corp. (a)	230	6,629
Cymer, Inc. (a)	1,130	49,618
Exar Corp. (a)	670	8,904
Fairchild Semiconductor International, Inc. (a)	16,870	315,469

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
FormFactor, Inc. (a)	435	18,327
Freescale Semiconductor, Inc., Class A (a)	1,200	45,660
Intel Corp.	70,700	1,454,299
KLA-Tencor Corp.	1,530	68,039
Lam Research Corp. (a)	1,010	45,783
Marvell Technology Group Ltd. (a)	3,620	70,119
MEMC Electronic Materials, Inc. (a)	9,390	343,956
Micron Technology, Inc. (a)	1,670	29,058
National Semiconductor Corp.	1,550	36,471
Netlogic Microsystems, Inc. (a)	1,259	31,941
Novellus Systems, Inc. (a)	600	16,596
NVIDIA Corp. (a)	12,750	377,272
Qimonda AG, ADR (a)	3,130	53,210
Samsung Electronics Co. Ltd., GDR (c)	87	30,537
Samsung Electronics Co., Ltd., GDR, Registered Shares (c)	1,061	370,791
SiRF Technology Holdings, Inc. (a)	1,490	35,745
Standard Microsystems Corp. (a)	600	17,052
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,843	344,093
Tessera Technologies, Inc. (a)	1,495	51,996
Texas Instruments, Inc.	12,330	409,972
Varian Semiconductor Equipment Associates, Inc. (a)	355	13,029
Veeco Instruments, Inc. (a)	450	9,068
Semiconductors & Semiconductor Equipment Total		4,328,411
Software – 1.6%
Activision, Inc. (a)	3,066	46,297
Adobe Systems, Inc. (a)	8,000	299,600
Amdocs Ltd. (a)	1,510	59,796
ANSYS, Inc. (a)	520	22,974
Autodesk, Inc. (a)	1,202	41,806
BEA Systems, Inc. (a)	2,040	31,008
BMC Software, Inc. (a)	1,080	29,398
Cadence Design Systems, Inc. (a)	1,600	27,136
Captaris, Inc. (a)	1,380	8,087
Citrix Systems, Inc. (a)	2,250	81,472
Electronic Arts, Inc. (a)	1,450	80,736
Hyperion Solutions Corp. (a)	1,542	53,168
Informatica Corp. (a)	580	7,882

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Intuit, Inc. (a)	11,174	358,574
Lawson Software, Inc. (a)	1,640	11,890
Macrovision Corp. (a)	1,072	25,396
Micros Systems, Inc. (a)	832	40,701
Microsoft Corp.	64,560	1,764,425
MSC.Software Corp. (a)	880	13,552
Open Solutions, Inc. (a)	972	28,003
Oracle Corp. (a)	29,600	525,104
Progress Software Corp. (a)	656	17,056
Quality Systems, Inc. (a)	700	27,153
Quest Software, Inc. (a)	1,130	16,136
SAP AG	1,160	229,787
SPSS, Inc. (a)	370	9,224
Sybase, Inc. (a)	970	23,513
Synchronoss Technologies, Inc. (a)	801	7,593
Synopsys, Inc. (a)	900	17,748
Transaction Systems Architects, Inc. (a)	1,512	51,892
Ultimate Software Group, Inc. (a)	509	11,977
Software Total		3,969,084
INFORMATION TECHNOLOGY TOTAL		23,321,458
MATERIALS – 2.4%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	10,525	698,544
Albemarle Corp.	351	19,070
Ashland, Inc.	400	25,512
Cytec Industries, Inc.	500	27,795
H.B. Fuller Co.	930	21,799
Linde AG	7,358	693,777
Minerals Technologies, Inc.	240	12,816
Monsanto Co.	9,560	449,416
Potash Corp. of Saskatchewan, Inc.	740	77,101
PPG Industries, Inc.	575	38,571
Rohm & Haas Co.	9,100	430,885
Sensient Technologies Corp.	650	12,720
Shin-Etsu Chemical Co., Ltd.	5,400	344,287
Symyx Technologies, Inc. (a)	1,020	21,614
Chemicals Total		2,873,907

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 0.5%
Eagle Materials, Inc.	580	19,534
Holcim Ltd., Registered Shares	9,808	800,907
Martin Marietta Materials, Inc.	375	31,733
Vulcan Materials Co.	5,075	397,119
Construction Materials Total		1,249,293
Containers & Packaging – 0.1%
AptarGroup, Inc.	300	15,264
Crown Holdings, Inc. (a)	10,500	195,300
Greif, Inc., Class A	520	41,657
Packaging Corp. of America	1,900	44,080
Containers & Packaging Total		296,301
Metals & Mining – 0.5%
Allegheny Technologies, Inc. (b)	4,970	309,084
Carpenter Technology Corp.	160	17,202
Coeur d’Alene Mines Corp. (a)	4,550	21,430
Freeport-McMoRan Copper & Gold, Inc., Class B	6,680	355,777
Metal Management, Inc.	260	7,238
Phelps Dodge Corp.	3,450	292,215
RTI International Metals, Inc. (a)	290	12,638
Silver Wheaton Corp. (a)	1,240	11,706
Worthington Industries, Inc.	750	12,795
Zinifex Ltd.	5,460	47,578
Metals & Mining Total		1,087,663
Paper & Forest Products – 0.1%
Glatfelter Co.	920	12,466
Mercer International, Inc. (a)	1,300	12,272
Weyerhaeuser Co. (b)	3,825	235,352
Paper & Forest Products Total		260,090
MATERIALS TOTAL		5,767,254
TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	22,054	718,078
Iowa Telecommunications Services, Inc.	1,600	31,664
Level 3 Communications, Inc. (a)	31,278	167,337
North Pittsburgh Systems, Inc.	420	10,571
Time Warner Telecom, Inc., Class A (a)(b)	33,275	632,558
Verizon Communications, Inc.	18,699	694,294
Diversified Telecommunication Services Total		2,254,502

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A (a)	17,877	652,511
Crown Castle International Corp. (a)	2,130	75,061
Leap Wireless International, Inc. (a)	1,390	67,401
Millicom International Cellular SA (a)	1,066	43,621
NII Holdings, Inc. (a)	6,110	379,798
SBA Communications Corp., Class A (a)	1,353	32,918
Wireless Telecommunication Services Total		1,251,310
TELECOMMUNICATION SERVICES TOTAL		3,505,812
UTILITIES – 1.8%
Electric Utilities – 1.4%
ALLETE, Inc.	240	10,428
Edison International	22,100	920,244
El Paso Electric Co. (a)	670	14,968
Entergy Corp.	11,129	870,622
Exelon Corp.	12,881	779,816
FPL Group, Inc.	1,300	58,500
Hawaiian Electric Industries, Inc.	1,000	27,060
Maine & Maritimes Corp. (a)	130	2,177
MGE Energy, Inc.	350	11,333
Otter Tail Corp.	440	12,865
PPL Corp.	19,000	625,100
Puget Energy, Inc.	640	14,547
Electric Utilities Total		3,347,660
Gas Utilities – 0.0%
AGL Resources, Inc.	1,100	40,150
Northwest Natural Gas Co.	330	12,962
Questar Corp.	570	46,609
WGL Holdings, Inc.	480	15,043
Gas Utilities Total		114,764
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)	5,940	121,117
Independent Power Producers & Energy Traders Total		121,117
Multi-Utilities – 0.3%
CH Energy Group, Inc.	450	23,162
PG&E Corp. (b)	13,411	558,568
Sempra Energy	1,100	55,275

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Wisconsin Energy Corp.	1,700	73,338
Multi-Utilities Total		710,343
UTILITIES TOTAL		4,293,884
Total Common Stocks (cost of $132,369,724)		151,569,894

		Par ($)
Corporate Fixed-Income Bonds & Notes – 11.7%
BASIC MATERIALS – 0.4%
Chemicals – 0.2%
Chemtura Corp.
	6.875% 06/01/16	50,000	49,312
EquiStar Chemicals LP
	10.125% 09/01/08	60,000	63,525
	10.625% 05/01/11	50,000	53,625
Lyondell Chemical Co.
	8.000% 09/15/14	25,000	25,313
	8.250% 09/15/16	35,000	35,525
Nalco Co.
	7.750% 11/15/11	90,000	91,800
NOVA Chemicals Corp.
	6.500% 01/15/12	55,000	51,700
Chemicals Total			370,800
Forest Products & Paper – 0.1%
Boise Cascade LLC
	7.125% 10/15/14	30,000	27,975
Domtar, Inc.
	7.125% 08/15/15	30,000	27,900
Georgia-Pacific Corp.
	8.000% 01/15/24	50,000	49,250
Forest Products & Paper Total			105,125
Iron/Steel – 0.0%
Russel Metals, Inc.
	6.375% 03/01/14	80,000	75,600
United States Steel Corp.
	9.750% 05/15/10	25,000	26,688
Iron/Steel Total			102,288

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 0.1%
Alcan, Inc.

	4.500% 05/15/13	325,000	306,326
Metals & Mining Total			306,326
BASIC MATERIALS TOTAL			884,539
COMMUNICATIONS – 1.6%
Media – 0.7%
Comcast Cable Communications, Inc.
	7.125% 06/15/13	9,000	9,703
CSC Holdings, Inc.
	7.625% 04/01/11	65,000	66,706
Dex Media West LLC
	9.875% 08/15/13	55,000	59,400
DirecTV Holdings LLC
	6.375% 06/15/15	75,000	70,500
	8.375% 03/15/13	60,000	62,175
EchoStar DBS Corp.
	6.625% 10/01/14	175,000	166,469
Emmis Operating Co.
	6.875% 05/15/12	70,000	69,913
Jones Intercable, Inc.
	7.625% 04/15/08	350,000	361,237
Lamar Media Corp.
	7.250% 01/01/13	115,000	115,719
LIN Television Corp.
	6.500% 05/15/13	110,000	102,575
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(c)	130,000	143,000
Rogers Cable, Inc.
	6.250% 06/15/13	120,000	118,500
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	45,000	45,619
TCI Communications, Inc.
	9.875% 06/15/22	5,000	6,555
Time Warner, Inc.
	6.625% 05/15/29	300,000	299,936
Media Total			1,698,007
Telecommunication Services – 0.9%
American Towers, Inc.
	7.250% 12/01/11	25,000	25,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
AT&T Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,377
	8.750% 03/01/31	153,000	195,595
BellSouth Corp.
	5.000% 10/15/06	12,000	11,998
	6.000% 10/15/11	2,000	2,045
British Telecommunications PLC
	8.375% 12/15/10	4,000	4,483
Cincinnati Bell, Inc.
	7.000% 02/15/15	40,000	39,200
Citizens Communications Co.
	9.000% 08/15/31	55,000	58,987
Embarq Corp.
	7.082% 06/01/16	15,000	15,301
	7.995% 06/01/36	15,000	15,884
France Telecom SA
	7.750% 03/01/11	1,000	1,096
Intelsat Bermuda Ltd.
	9.250% 06/15/16(c)	45,000	47,306
Lucent Technologies, Inc.
	6.450% 03/15/29	45,000	40,050
Nextel Communications, Inc.
	7.375% 08/01/15	80,000	82,539
Qwest Corp.
	8.875% 03/15/12	205,000	223,706
Rogers Wireless, Inc.
	7.500% 03/15/15	70,000	74,725
	8.000% 12/15/12	95,000	100,937
SBC Communication, Inc.
	5.100% 09/15/14	40,000	38,648
Sprint Capital Corp.
	6.125% 11/15/08	3,000	3,044
	6.875% 11/15/28	200,000	202,692
	8.750% 03/15/32	13,000	15,853
Telefonica Emisones SAU
	5.984% 06/20/11	300,000	305,689
Telefonos de Mexico SA de CV
	4.500% 11/19/08	16,000	15,683
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	30,000	31,575

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Verizon Global Funding Corp.
	7.750% 12/01/30	328,000	375,996
Verizon New England, Inc.
	6.500% 09/15/11	20,000	20,517
Vodafone Group PLC
	7.750% 02/15/10	150,000	160,844
Windstream Corp.
	8.625% 08/01/16(c)	70,000	74,900
Telecommunication Services Total			2,188,420
COMMUNICATIONS TOTAL			3,886,427
CONSUMER CYCLICAL – 1.3%
Airlines – 0.1%
United Airlines, Inc.
	9.200% 03/22/08(d)	408,072	265,247
Airlines Total			265,247
Apparel – 0.0%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	75,000	75,750
Apparel Total			75,750
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	20,000	19,530
	8.500% 01/18/31	150,000	178,262
Auto Manufacturers Total			197,792
Auto Parts & Equipment – 0.1%
Accuride Corp.
	8.500% 02/01/15	25,000	23,250
TRW Automotive, Inc.
	9.375% 02/15/13	75,000	79,875
Auto Parts & Equipment Total			103,125
Entertainment – 0.1%
Cinemark USA, Inc.
	9.000% 02/01/13	45,000	46,687
Speedway Motorsports, Inc.
	6.750% 06/01/13	110,000	108,900
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(c)	75,000	73,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Warner Music Group
	7.375% 04/15/14	75,000	73,125
Entertainment Total			302,212
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	290,000	273,414
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	40,000	37,250
	6.375% 12/15/14	20,000	17,900
	6.500% 01/15/14	50,000	45,750
KB Home
	5.875% 01/15/15	90,000	81,174
Toll Brothers, Inc.
	4.950% 03/15/14	11,000	9,850
Home Builders Total			465,338
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	65,000	66,300
Home Furnishings Total			66,300
Housewares – 0.0%
Newell Rubbermaid, Inc.
	4.000% 05/01/10(b)	35,000	33,439
Housewares Total			33,439
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	50,000	49,832
	8.750% 02/02/11	100,000	108,932
Leisure Time Total			158,764
Lodging – 0.3%
Caesars Entertainment, Inc.
	7.875% 03/15/10	20,000	20,800
	9.375% 02/15/07	25,000	25,250
CCM Merger, Inc.
	8.000% 08/01/13(c)	65,000	62,400
Chukchansi Economic Development Authority
	8.000% 11/15/13(c)	50,000	51,312
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	225,000	209,141
Hilton Hotels Corp.
	7.500% 12/15/17	40,000	42,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
MGM Mirage
	6.000% 10/01/09	45,000	44,437
	8.500% 09/15/10	90,000	95,737
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	75,000	78,750
Station Casinos, Inc.
	6.875% 03/01/16	25,000	23,438
Wynn Las Vegas LLC
	6.625% 12/01/14	115,000	111,550
Lodging Total			765,465
Retail – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	75,000	73,875
AutoNation, Inc.
	7.000% 04/15/14(c)	15,000	14,963
	7.507% 04/15/13(c)(e)	10,000	10,125
Couche-Tard US LP
	7.500% 12/15/13	105,000	106,575
Domino’s, Inc.
	8.250% 07/01/11	75,000	78,750
Ferrellgas Escrow LLC
	6.750% 05/01/14	20,000	19,550
Group 1 Automotive, Inc.
	8.250% 08/15/13	55,000	56,238
Target Corp.
	3.375% 03/01/08	3,000	2,929
	5.375% 06/15/09(b)	9,000	9,082
Wal-Mart Stores, Inc.
	4.000% 01/15/10	450,000	436,046
Retail Total			808,133
CONSUMER CYCLICAL TOTAL			3,241,565
CONSUMER NON-CYCLICAL – 1.6%
Agriculture – 0.0%
Reynolds American, Inc.
	7.625% 06/01/16(c)	30,000	31,119
Agriculture Total			31,119

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – 0.3%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	35,000	35,428
Constellation Brands, Inc.
	8.125% 01/15/12	75,000	77,531
Cott Beverages, Inc.
	8.000% 12/15/11	145,000	147,900
Diageo Capital PLC
	3.375% 03/20/08	410,000	399,357
Beverages Total			660,216
Commercial Services – 0.2%
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	50,000	52,000
Avis Budget Car Rental LLC
	7.625% 05/15/14(c)	50,000	48,500
Corrections Corp. of America
	6.250% 03/15/13	30,000	29,400
	7.500% 05/01/11	155,000	158,487
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	10,000
	8.625% 04/01/13	100,000	102,250
Quebecor World Capital Corp.
	8.750% 03/15/16(c)	40,000	38,500
Service Corp. International
	6.750% 04/01/16	5,000	4,794
United Rentals North America, Inc.
	7.750% 11/15/13	60,000	59,100
Commercial Services Total			503,031
Cosmetics/Personal Care – 0.0%
Procter & Gamble Co.
	4.750% 06/15/07	104,000	103,676
Cosmetics/Personal Care Total			103,676
Food – 0.2%
Dean Foods Co.
	7.000% 06/01/16	75,000	75,000
Del Monte Corp.
	6.750% 02/15/15	90,000	86,850
Kroger Co.
	6.200% 06/15/12	325,000	333,162
Food Total			495,012

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10	275,000	270,156
Healthcare Products Total			270,156
Healthcare Services – 0.5%
Community Health Systems, Inc.
	6.500% 12/15/12	25,000	23,906
Coventry Health Care, Inc.
	5.875% 01/15/12	115,000	114,100
Extendicare Health Services, Inc.
	6.875% 05/01/14	50,000	53,500
	9.500% 07/01/10	15,000	15,731
Fisher Scientific International, Inc.
	6.750% 08/15/14	95,000	96,662
Select Medical Corp.
	7.625% 02/01/15	20,000	16,850
Triad Hospitals, Inc.
	7.000% 05/15/12	55,000	54,450
	7.000% 11/15/13	45,000	43,706
UnitedHealth Group, Inc.
	3.375% 08/15/07	435,000	427,768
WellPoint, Inc.
	6.375% 01/15/12	8,000	8,330
	6.800% 08/01/12	375,000	400,286
Healthcare Services Total			1,255,289
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	50,000	50,750
Fortune Brands, Inc.
	5.375% 01/15/16	290,000	276,621
Scotts Co.
	6.625% 11/15/13	65,000	63,456
Household Products/Wares Total			390,827
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.
	5.625% 09/15/12	60,000	58,977
Mylan Laboratories, Inc.
	6.375% 08/15/15	45,000	43,594
Omnicare, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
	6.750% 12/15/13	45,000	43,762
Pharmaceuticals Total			146,333
CONSUMER NON-CYCLICAL TOTAL			3,855,659
ENERGY – 1.0%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	100,000	96,000
Massey Energy Co.
	6.875% 12/15/13	50,000	45,250
Peabody Energy Corp.
	6.875% 03/15/13	140,000	137,900
Coal Total			279,150
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	125,000	127,679
Chesapeake Energy Corp.
	6.375% 06/15/15	135,000	128,925
Compton Petroleum Finance Corp.
	7.625% 12/01/13	40,000	38,600
Marathon Oil Corp.
	6.800% 03/15/32	250,000	277,669
Pogo Producing Co.
	6.625% 03/15/15	85,000	81,175
Pride International, Inc.
	7.375% 07/15/14	85,000	87,550
Quicksilver Resources, Inc.
	7.125% 04/01/16	60,000	56,850
Tesoro Corp.
	6.625% 11/01/15(c)	50,000	48,125
Valero Energy Corp.
	6.875% 04/15/12	240,000	255,506
Oil & Gas Total			1,102,079
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	85,000	79,369
Universal Compression, Inc.
	7.250% 05/15/10	100,000	100,750
Oil & Gas Services Total			180,119

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 0.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	40,000	40,700
Colorado Interstate Gas Co.
	6.800% 11/15/15	50,000	50,390
El Paso Performance-Linked Trust
	7.750% 07/15/11(c)	90,000	92,475
MarkWest Energy Partners LP
	6.875% 11/01/14	75,000	70,500
TEPPCO Partners LP
	7.625% 02/15/12	10,000	10,715
TransCanada Corp.
	5.850% 03/15/36	410,000	407,363
Williams Companies, Inc.
	6.375% 10/01/10(c)	5,000	4,975
	8.125% 03/15/12	155,000	165,462
Pipelines Total			842,580
ENERGY TOTAL			2,403,928
FINANCIALS – 3.5%
Banks – 0.9%
HSBC Capital Funding LP
	9.547% 12/31/49(c)	550,000	624,238
Marshall & Ilsley Corp.
	4.375% 08/01/09	40,000	39,228
Mellon Funding Corp.
	4.875% 06/15/07	4,000	3,987
National City Bank
	4.625% 05/01/13	19,000	18,274
U.S. Bank N.A.
	2.850% 11/15/06	14,000	13,959
	6.375% 08/01/11	19,000	19,941
Wachovia Corp.
	4.875% 02/15/14	600,000	580,490
Wells Fargo & Co.
	5.125% 09/01/12	750,000	749,380
Banks Total			2,049,497
Diversified Financial Services – 2.1%
American Express Co.
	3.750% 11/20/07	3,000	2,951

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	4.750% 06/17/09	13,000	12,903
American Express Credit Corp.
	3.000% 05/16/08	375,000	362,466
Capital One Bank
	4.875% 05/15/08	190,000	188,871
Capital One Financial Corp.
	5.500% 06/01/15	15,000	14,709
CIT Group, Inc.
	7.375% 04/02/07	7,000	7,070
Citicorp
	8.040% 12/15/19(c)	575,000	681,805
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	7,000	7,116
Citigroup, Inc.
	5.000% 09/15/14	37,000	36,048
Countrywide Home Loans, Inc.
	4.125% 09/15/09	280,000	271,248
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	375,000	370,568
DJ CDX NA HY
	8.375% 12/29/11(c)	200,000	200,000
E*Trade Financial Corp.
	7.375% 09/15/13	55,000	56,238
	8.000% 06/15/11	20,000	20,700
General Electric Capital Corp.
	5.000% 01/08/16(b)	735,000	719,727
Goldman Sachs Group, Inc.
	6.345% 02/15/34	360,000	357,707
HSBC Finance Corp.
	5.000% 06/30/15	50,000	48,330
JPMorgan Chase Capital XV
	5.875% 03/15/35	475,000	455,320
LaBranche & Co., Inc.
	11.000% 05/15/12	5,000	5,350
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	75,000	76,398
MassMutual Global Funding II
	2.550% 07/15/08(c)	6,000	5,726
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	375,000	366,485

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	6.000% 02/17/09	12,000	12,199
Morgan Stanley
	4.750% 04/01/14	40,000	38,039
	6.750% 04/15/11	235,000	248,450
Principal Life Global Funding
	6.250% 02/15/12(c)	17,000	17,779
SLM Corp.
	5.375% 05/15/14	525,000	520,929
Diversified Financial Services Total			5,105,132
Insurance – 0.2%
American International Group, Inc.
	2.875% 05/15/08	575,000	555,055
Genworth Financial, Inc.
	4.750% 06/15/09	35,000	34,644
Prudential Financial, Inc.
	4.500% 07/15/13(b)	2,000	1,896
Insurance Total			591,595
Real Estate – 0.1%
EOP Operating LP
	7.000% 07/15/11	250,000	264,640
ERP Operating LP
	5.200% 04/01/13	1,000	984
Real Estate Total			265,624
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	384,000	395,127
Host Marriott LP
	6.375% 03/15/15	60,000	58,200
Rouse Co. LP
	6.750% 05/01/13(c)	60,000	59,961
Simon Property Group LP
	5.750% 12/01/15	25,000	25,201
Real Estate Investment Trusts (REITs) Total			538,489
Savings & Loans – 0.0%
Washington Mutual, Inc.
	4.625% 04/01/14	21,000	19,602

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – (continued)
	5.625% 01/15/07	20,000	20,010
Savings & Loans Total			39,612
FINANCIALS TOTAL			8,589,949
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.3%
DRS Technologies, Inc.
	6.625% 02/01/16	75,000	73,688
L-3 Communications Corp.
	6.375% 10/15/15	140,000	136,150
Lockheed Martin Corp.
	6.150% 09/01/36(c)	20,000	20,958
Raytheon Co.
	5.375% 04/01/13(b)	5,000	5,001
	8.300% 03/01/10	325,000	355,083
Sequa Corp.
	9.000% 08/01/09	70,000	74,287
United Technologies Corp.
	7.125% 11/15/10	25,000	26,779
Total Aerospace & Defense			691,946
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	50,000	48,500
Electronics Total			48,500
Environmental Control – 0.2%
Allied Waste North America, Inc.
	7.125% 05/15/16	65,000	64,106
	7.875% 04/15/13	60,000	61,350
Waste Management, Inc.
	7.375% 08/01/10	360,000	385,863
Environmental Control Total			511,319
Machinery – 0.1%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	250,000	245,375
Machinery Total			245,375
Machinery-Diversified – 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	85,000	83,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	115,000	111,837
Machinery-Diversified Total			195,562
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
	6.300% 05/01/14(c)	75,000	67,313
Trinity Industries, Inc.
	6.500% 03/15/14	50,000	48,875
Miscellaneous Manufacturing Total			116,188
Packaging & Containers – 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	75,000	75,937
Owens-Illinois, Inc.
	7.500% 05/15/10	165,000	165,000
Silgan Holdings, Inc.
	6.750% 11/15/13	140,000	138,250
Packaging & Containers Total			379,187
Transportation – 0.1%
CSX Corp.
	6.750% 03/15/11	35,000	36,929
Overseas Shipholding Group
	8.250% 03/15/13	85,000	87,975
Stena AB
	7.500% 11/01/13	85,000	83,513
Teekay Shipping Corp.
	8.875% 07/15/11	90,000	94,950
Union Pacific Corp.
	3.875% 02/15/09	25,000	24,247
Transportation Total			327,614
INDUSTRIALS TOTAL			2,515,691
TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
	6.220% 08/01/27	340,000	360,503
Computers Total			360,503
Office/Business Equipment – 0.0%
Xerox Corp.
	6.400% 03/15/16	10,000	9,950

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Office/Business Equipment – (continued)
	7.125% 06/15/10	60,000	62,400
Office/Business Equipment Total			72,350
Semiconductors – 0.0%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	30,000	30,450
Semiconductors Total			30,450
TECHNOLOGY TOTAL			463,303
UTILITIES – 1.1%
Electric – 1.0%
AES Corp.
	7.750% 03/01/14	160,000	166,400
American Electric Power Co., Inc.
	5.250% 06/01/15	330,000	320,967
CMS Energy Corp.
	6.875% 12/15/15	20,000	20,200
	8.500% 04/15/11	15,000	16,200
Commonwealth Edison Co.
	5.950% 08/15/16	275,000	278,805
Consolidated Edison Co. of New York
	4.700% 06/15/09	7,000	6,920
Edison Mission Energy
	7.730% 06/15/09	20,000	20,550
Energy East Corp.
	6.750% 06/15/12	1,000	1,050
Mirant North America LLC
	7.375% 12/31/13	65,000	65,081
MSW Energy Holdings II LLC
	7.375% 09/01/10	25,000	25,000
Nevada Power Co.
	5.875% 01/15/15	55,000	54,752
	6.500% 04/15/12	30,000	30,925
NiSource Finance Corp.
	5.400% 07/15/14	9,000	8,710
NorthWestern Corp.
	5.875% 11/01/14	10,000	9,837
NRG Energy, Inc.
	7.250% 02/01/14	20,000	19,850
	7.375% 02/01/16	50,000	49,688

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	962
Progress Energy, Inc.
	7.750% 03/01/31	250,000	302,875
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,872
Scottish Power PLC
	5.375% 03/15/15	385,000	377,370
Southern California Edison Co.
	5.000% 01/15/14	300,000	292,777
TECO Energy, Inc.
	6.750% 05/01/15	65,000	66,625
	7.000% 05/01/12	35,000	36,225
Virginia Electric & Power Co.
	5.375% 02/01/07	182,000	181,857
Electric Total			2,358,498
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	225,000	222,074
Gas Total			222,074
UTILITIES TOTAL			2,580,572
	Total Corporate Fixed-Income Bonds & Notes (cost of $28,701,317)		28,421,633
Mortgage-Backed Securities – 9.2%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/20	36,961	36,954
	5.500% 01/01/21	1,818,883	1,819,888
	5.500% 07/01/21	287,897	287,726
	5.500% 08/01/21	5,351,453	5,348,281
	5.500% 12/01/32	70,048	69,323
	5.500% 08/01/35	141,822	139,932
	5.500% 10/01/35	368,371	363,461
	5.500% 11/01/35	940,994	928,453
	6.000% 11/01/14	49,000	49,695
	6.500% 12/01/10	22,390	22,678
	6.500% 05/01/11	40,449	41,122
	6.500% 06/01/11	213,691	217,246
	6.500% 03/01/26	100,019	102,529

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 06/01/26	110,272	113,039
	6.500% 03/01/27	27,214	27,897
	6.500% 09/01/28	125,059	128,186
	6.500% 06/01/31	319,227	326,486
	6.500% 07/01/31	33,238	34,015
	6.500% 11/01/32	23,281	23,805
	7.000% 04/01/29	9,743	10,052
	7.000% 08/01/31	14,862	15,300
	7.500% 07/01/15	1,855	1,932
	7.500% 01/01/30	18,428	19,100
	8.000% 09/01/15	10,545	11,123
	12.000% 07/01/20	68,414	74,297
Federal National Mortgage Association
	5.500% 02/01/21	2,253,648	2,252,628
	5.500% 09/01/35	764,774	753,829
	5.500% 10/01/35	889,573	876,842
	5.500% 11/01/35	1,095,206	1,079,532
	5.500% 12/01/35	1,961,802	1,933,726
	5.500% 04/01/36	154,683	152,400
	5.500% 05/01/36	2,819,811	2,778,182
	6.000% 07/01/31	35,831	36,130
	6.000% 07/01/35	668,029	671,280
	6.000% 02/01/36	189,341	190,214
	6.000% 04/01/36	37,680	37,854
	6.120% 10/01/08	224,404	225,147
	6.500% 12/01/31	2,625	2,684
	6.500% 05/01/33	5,565	5,690
	6.500% 08/01/34	341,066	347,683
	7.000% 07/01/31	26,221	26,995
	7.000% 07/01/32	16,451	16,932
	7.000% 12/01/32	198,713	204,522
	7.500% 09/01/15	14,909	15,434
	7.500% 02/01/30	9,640	9,982
	7.500% 08/01/31	39,614	40,985
	8.000% 04/01/30	2,515	2,653
	8.000% 05/01/30	12,023	12,680
Government National Mortgage Association
	4.750% 07/20/25(e)	24,910	25,129
	6.000% 03/15/29	3,200	3,248
	6.500% 05/15/13	41,399	42,286
	6.500% 05/15/24	26,909	27,620
	6.500% 04/15/29	32,745	33,683

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 05/15/29	18,605	19,137
	7.000% 11/15/13	4,505	4,641
	7.000% 06/15/31	3,664	3,784
	7.000% 06/15/32	1,397	1,443
	7.500% 09/15/29	14,436	15,034
	8.000% 03/15/26	272,624	288,973
	9.000% 12/15/17	3,895	4,161
	Total Mortgage-Backed Securities (cost of $22,120,496)		22,355,663
Government & Agency Obligations – 5.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Ontario
	3.500% 09/17/07	35,000	34,440
Province of Quebec
	5.000% 07/17/09	500,000	499,937
Republic of Italy
	2.750% 12/15/06	11,000	10,946
United Mexican States
	7.500% 04/08/33	398,000	459,093
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,004,416
U.S. GOVERNMENT AGENCIES – 1.8%
Federal Home Loan Mortgage Corp.
	5.500% 07/18/16	1,000,000	1,038,725
	6.750% 03/15/31	20,000	24,421
Federal National Mortgage Association
	5.250% 08/01/12	3,125,000	3,141,334
U.S. GOVERNMENT AGENCIES TOTAL			4,204,480
U.S. GOVERNMENT OBLIGATIONS – 3.6%
U.S. Treasury Bonds
	6.250% 08/15/23	2,465,000	2,861,904
	7.250% 05/15/16(b)	2,345,000	2,810,520
U.S. Treasury Inflation Indexed Notes
	3.875% 01/15/09	1,315,174	1,352,934
U.S. Treasury Notes
	3.875% 02/15/13(b)	1,760,000	1,690,494
U.S. GOVERNMENT OBLIGATIONS TOTAL			8,715,852
	Total Government & Agency Obligations (cost of $13,857,054)		13,924,748

		Shares	Value ($)
Securities Lending Collateral – 5.2%
	State Street Navigator Securities Lending Prime Portfolio (f)	12,594,796	12,594,796
	Total Securities Lending Collateral (cost of $12,594,796)		12,594,796

		Par ($)
Collateralized Mortgage Obligations – 4.1%
AGENCY – 3.0%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	160,000	155,441
	4.500% 03/15/18	1,500,000	1,462,929
	4.500% 03/15/21	180,000	174,368
	4.500% 08/15/28	597,000	576,477
	5.000% 12/15/15	440,503	438,360
	6.000% 02/15/28	826,147	836,692
Federal National Mortgage Association
	5.000% 07/25/15	1,500,000	1,489,704
	5.000% 12/25/15	615,000	609,969
	6.000% 04/25/32	1,460,000	1,485,591
AGENCY TOTAL			7,229,531
NON-AGENCY – 1.1%
American Mortgage Trust
	8.188% 09/27/22(e)	12,090	7,271
Countrywide Alternative Loan Trust
	5.250% 03/25/35	81,327	80,411
	5.250% 08/25/35	512,069	511,004
	5.500% 10/25/35	771,516	768,002
JPMorgan Mortgage Trust
	6.087% 10/25/36	1,100,000	1,103,520
Rural Housing Trust
	6.330% 04/01/26	4,636	4,621
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	180,000	179,986
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	78,204	77,192
NON-AGENCY TOTAL			2,732,007
	Total Collateralized Mortgage Obligations (cost of $10,115,766)		9,961,538
Commercial Mortgage-Backed Securities – 1.7%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	32,000	30,965
	5.449% 12/11/40(e)	170,000	170,373

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
First Union Chase Commercial Mortgage
	6.645% 06/15/31	670,556	689,376
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	120,000	119,702
	6.510% 12/15/26	2,750,000	2,885,062
Merrill Lynch Mortgage Trust
	5.417% 11/12/37(e)	100,000	99,721
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	71,648
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	25,913	26,086
	Total Commercial Mortgage-Backed Securities (cost of $4,073,581)		4,092,933
Asset-Backed Securities – 0.6%
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	4,155	4,153
BMW Vehicle Owner Trust
	3.320% 02/25/09	65,000	64,073
Consumer Funding LLC
	5.430% 04/20/15	510,000	517,504
Ford Credit Auto Owner Trust
	3.540% 11/15/08	155,000	152,626
Green Tree Financial Corp.
	6.870% 01/15/29	122,059	125,715
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	80,000	78,566
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	7,624	7,597
Origen Manufactured Housing
	3.380% 08/15/17	379,181	374,127
Providian Gateway Master Trust
	3.350% 09/15/11(c)	200,000	196,651
	Total Asset-Backed Securities (cost of $1,544,907)		1,521,012

		Par ($)	Value ($)
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Media – 0.3%
Liberty Media Corp.
	0.750% 03/30/23	600,000	660,750
Media Total			660,750
COMMUNICATIONS TOTAL			660,750
	Total Convertible Bonds (cost of $657,508)		660,750

	Shares
Investment Companies – 0.0%
Biotech Holders Trust	100	18,472
iShares Nasdaq Biotechnology Index Fund	510	37,628
Total Investment Companies (cost of $54,195)		56,100

		Par ($)
Short-Term Obligations – 3.9%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.2%
U.S. Treasury Bill
	4.820% 12/14/06	300,000	297,059
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			297,059
REPURCHASE AGREEMENT – 3.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.950%, collateralized by U.S. Bonds and Notes with various maturities to 11/15/26, market value of $9,207,833 (repurchase proceeds $9,011,716)	9,008,000	9,008,000
REPURCHASE AGREEMENT TOTAL			9,008,000
	Total Short-Term Obligations (cost of $9,305,059)		9,305,059
	Total Investments – 105.0% (cost of 235,394,403)(g)(h)		254,464,126
	Other Assets & Liabilities, Net – (5.0)%		(12,178,391)
	Net Assets – 100.0%		242,285,735

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $12,294,041.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $3,068,959, which represents 1.3% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2006, the value of this security represents 0.1% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $235,587,058.

(h)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$21,882,796	$(3,005,728)	$18,877,068

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO

September 30, 2006 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities – 56.6%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	85,313	85,479
	5.500% 12/01/17	36,194	36,265
	5.500% 07/01/21	11,992,461	11,985,353
	6.000% 04/01/32	27,304	27,548
	7.000% 06/01/16	16,517	16,942
	7.000% 01/01/26	136,081	140,450
	7.500% 02/01/23	33,126	34,401
	7.500% 05/01/24	15,377	15,989
	10.500% 02/01/19	6,563	7,440
	10.750% 11/01/09	11,750	12,193
	11.250% 10/01/09	1,347	1,429
	11.250% 07/01/13	4,539	4,820
	12.000% 07/01/13	5,188	5,730
	12.000% 07/01/20	49,258	53,494
	TBA,
	5.500% 10/12/36(a)	15,716,000	15,495,002
Federal National Mortgage Association
	6.000% 08/01/22	37,869	38,385
	6.000% 12/01/23	204,558	206,516
	6.000% 02/01/24	88,896	89,777
	6.000% 03/01/24	26,048	26,306
	6.500% 03/01/09	1,575	1,589
	6.500% 11/01/23	20,163	20,655
	6.500% 01/01/24	32,824	33,625
	6.500% 08/01/25	41,770	42,795
	6.500% 12/01/25	8,894	9,113
	6.500% 01/01/26	26,486	27,136
	6.500% 10/01/28	1,215,215	1,245,087
	6.500% 08/01/31	6,156	6,294
	7.000% 07/01/11	106,667	109,262
	7.000% 03/01/15	14,377	14,816
	7.000% 03/01/29	129,853	134,012
	7.500% 11/01/29	122,491	127,128
	8.500% 05/01/30	249,404	268,068
	9.000% 05/01/12	4,339	4,506
	9.000% 05/01/20	7,570	7,973
	10.000% 03/01/16	21,756	23,012
	12.250% 09/01/12	20,720	22,948
	TBA:
	5.000% 10/17/21(a)	17,326,000	17,022,795
	5.500% 10/17/21(a)	2,507,000	2,505,433

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 10/12/36(a)	5,600,000	5,516,000
	6.000% 10/12/36(a)	16,894,000	16,967,911
	6.500% 10/12/36(a)	11,830,000	12,044,419
Government National Mortgage Association
	4.750% 07/20/22(b)	27,487	27,698
	4.750% 07/20/25(b)	49,820	50,258
	6.000% 03/15/29	883,154	895,707
	6.000% 04/15/29	238,153	241,539
	6.000% 05/15/29	166,472	168,839
	6.000% 06/15/29	262,955	266,693
	6.000% 08/15/29	86,945	88,181
	6.500% 10/15/13	28,883	29,502
	6.500% 07/15/24	65,678	67,441
	6.500% 03/15/28	923,777	950,275
	7.000% 09/15/29	37,336	38,571
	7.500% 10/15/27	12,754	13,305
	7.500% 09/15/29	11,219	11,683
	8.000% 04/15/08	11,040	11,250
	8.000% 07/15/08	9,842	10,029
	8.500% 04/15/30	466	500
	9.000% 06/15/16	18,632	19,931
	9.000% 11/15/16	2,692	2,880
	9.000% 01/15/17	4,535	4,853
	9.000% 03/15/17	10,017	10,720
	9.000% 01/15/20	5,575	5,998
	9.500% 06/15/09	1,712	1,776
	9.500% 07/15/09	1,511	1,567
	9.500% 08/15/09	2,723	2,824
	9.500% 09/15/09	16,126	16,725
	9.500% 10/15/09	29,386	30,479
	9.500% 11/15/09	7,029	7,291
	9.500% 12/15/09	1,984	2,057
	9.500% 11/15/10	2,425	2,538
	9.500% 08/15/17	308,364	333,081
	9.500% 08/15/22	6,668	7,321
	10.000% 11/15/09	17,548	18,430
	10.000% 06/15/10	310	330
	10.000% 10/15/10	5,376	5,719
	10.000% 11/15/19	11,096	12,301
	11.500% 04/15/13	30,014	33,182

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	11.500% 05/15/13	15,813	17,482
	Total Mortgage-Backed Securities (cost of $85,752,036)		87,847,052
Government & Agency Obligations – 42.5%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
European Investment Bank
	4.625% 03/01/07	80,000	79,810
Export Development of Canada
	4.000% 08/01/07	100,000	99,062
Inter-American Development Bank
	8.875% 06/01/09	125,000	136,710
Province of British Columbia
	5.375% 10/29/08	50,000	50,492
Province of Manitoba
	4.250% 11/20/06	100,000	99,872
	5.500% 10/01/08	50,000	50,516
Province of New Brunswick
	3.500% 10/23/07	50,000	49,123
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		565,585
U.S. GOVERNMENT AGENCIES – 3.2%
AID-Israel
	5.500% 04/26/24	2,000,000	2,083,494
Federal Home Loan Bank
	5.375% 07/17/09	2,000,000	2,021,332
Federal Home Loan Mortgage Corp.
	5.875% 03/21/11	180,000	185,585
	6.250% 07/15/32	100,000	115,844
	6.750% 03/15/31	265,000	323,576
Federal National Mortgage Association
	7.125% 03/15/07	250,000	251,992
	U.S. GOVERNMENT AGENCIES TOTAL		4,981,823
U.S. GOVERNMENT OBLIGATIONS – 38.9%
U.S. Treasury Bonds
	5.250% 11/15/28(c)	2,200,000	2,325,813
	5.500% 08/15/28(c)	3,610,000	3,933,774
	6.750% 08/15/26(c)	5,820,000	7,224,983
	6.875% 08/15/25(c)(d)	4,112,000	5,137,751
	7.125% 02/15/23(c)	3,333,000	4,186,561
U.S. Treasury Notes
	5.000% 02/15/11(c)	14,910,000	15,173,832
	5.750% 08/15/10(c)	18,084,000	18,820,073

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
	6.000% 08/15/09(c)	3,510,000	3,638,196
	U.S. GOVERNMENT OBLIGATIONS TOTAL		60,440,983
	Total Government & Agency Obligations (cost of $65,841,790)		65,988,391
Asset-Backed Securities – 5.1%
Chase Funding Mortgage Loan
	5.638% 11/25/31	1,236,427	1,225,743
	6.448% 09/25/30	1,237,911	1,231,092
	6.975% 02/25/32	1,458,482	1,476,178
Citibank Credit Card Issuance Trust
	4.950% 02/09/09	250,000	249,664
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(e)	1,000,000	948,955
Mid-State Trust
	7.340% 07/01/35	829,012	875,362
Residential Asset Mortgage Products
	4.120% 06/25/33	658,646	644,627
	5.600% 12/25/33	1,313,000	1,299,264
	Total Asset-Backed Securities (cost of $8,052,483)		7,950,885
Commercial Mortgage-Backed Securities – 5.0%
Asset Securitization Corp.
	6.750% 02/14/43	1,375,000	1,393,232
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.448% 01/15/46(b)	1,075,000	1,081,935
JPMorgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31	1,822,262	1,900,411
LB Commercial Conduit Mortgage Trust
	6.590% 02/18/30	1,500,000	1,521,060
	6.210% 10/15/35	1,770,668	1,798,354
Structured Asset Securities Corp. I.O.
	2.152% 02/25/28(b)	1,110,530	44,949
	Total Commercial Mortgage-Backed Securities (cost of $7,548,110)		7,739,941

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 3.3%
AGENCY – 1.1%
Federal Home Loan Mortgage Corp.
	6.000% 09/15/36	1,555,000	1,648,300
Federal National Mortgage Association
	9.250% 03/25/18	47,360	50,503
	AGENCY TOTAL		1,698,803
NON - AGENCY – 2.2%
American Mortgage Trust
	8.188% 09/27/22	4,567	2,747
Citicorp Mortgage Securities, Inc.
	10.000% 08/25/17	5,742	5,723
Comfed Savings Bank
	5.462% 01/25/18(b)(f)	14,843	742
First Horizon Asset Securities, Inc.
	5.367% 11/25/33(b)	872,248	805,210
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(g)	554,212	581,449
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	780,000	789,242
Rural Housing Trust
	6.330% 04/01/26	23,179	23,107
Suntrust Alternative Loan Trust
	6.066% 12/25/35(b)	1,253,543	1,241,338
	NON - AGENCY TOTAL		3,449,558
	Total Collateralized Mortgage Obligations (cost of $4,993,236)		5,148,361
Corporate Fixed-Income Bonds & Notes – 0.8%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Sprint Capital Corp.
	6.000% 01/15/07	50,000	50,054
	Telecommunication Services Total		50,054
	COMMUNICATIONS TOTAL		50,054
CONSUMER CYCLICAL – 0.1%
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31(c)	205,000	158,362
	Auto Manufacturers Total		158,362
	CONSUMER CYCLICAL TOTAL		158,362

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – 0.6%
Banks – 0.3%
Bank of America Corp.
	4.875% 01/15/13(e)	175,000	171,459
Sovereign Bank
	5.125% 03/15/13	100,000	97,915
U.S. Bancorp
	3.125% 03/15/08	150,000	145,670
	Banks Total		415,044
Diversified Financial Services – 0.3%
Boeing Capital Corp.
	5.750% 02/15/07	100,000	100,190
General Electric Capital Corp.
	6.750% 03/15/32	100,000	114,304
Goldman Sachs Group, Inc.
	4.125% 01/15/08	50,000	49,363
Household Finance Corp.
	4.625% 01/15/08	50,000	49,656
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	135,864
	Diversified Financial Services Total		449,377
	FINANCIALS TOTAL		864,421
UTILITIES – 0.1%
Electric – 0.1%
Hydro Quebec
	8.500% 12/01/29	75,000	103,932
	Electric Total		103,932
	UTILITIES TOTAL		103,932
	Total Corporate Fixed-Income Bonds & Notes (cost of $1,175,627)		1,176,769
Securities Lending Collateral – 28.7%
	State Street Navigator Securities Lending Prime Portfolio (h)	44,472,995	44,472,995
	Total Securities Lending Collateral (cost of $44,472,995)		44,472,995

		Par ($)	Value ($)
Short-Term Obligation – 20.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 5.200%, collateralized by a Federal Home Loan Mortgage Corporation Bond maturing 11/16/15, market value of $31,623,931 (repurchase proceeds $31,013,433)	31,000,000	31,000,000

	Total Short-Term Obligation (cost of $31,000,000)		31,000,000

	Total Investments – 162.0% (cost of $248,836,277)(i)(j)		251,324,394

	Other Assets & Liabilities, Net – (62.0)%		(96,185,603)

	Net Assets – 100.0%		155,138,791

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Security purchased on a delayed delivery basis.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(c) All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $43,573,143.

(d) A portion of this security with a market value of $112,451 is pledged as collateral for open futures contracts.

(e) Investments in affiliates during the nine months ended September 30, 2006:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/05:	$175,000
Par as of 09/30/06:	$175,000
Interest income earned:	$2,133
Value at end of period:	$171,459

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

Par as of 12/31/05:	$1,000,000
Par as of 09/30/06:	$1,000,000
Interest income earned:	$11,125
Value at end of period:	$948,955

(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

(h) Investment made with cash collateral received from securities lending activity.

(i) Cost for federal income tax purposes is $250,202,258.

(j) Unrealized appreciation and depreciation at September 30,2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,037,911	$(1,915,775)	$1,122,136

At September 30, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	74	$7,808,156	$7,772,072	Dec-2006	$(36,084)
10-Year U.S. Treasury Notes	39	4,214,437	4,180,490	Dec-2006	(33,947)
					$(70,031)

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 97.8%
CONSUMER DISCRETIONARY – 12.2%
Auto Components – 2.2%
Continental AG	4,187	484,854
Denso Corp.	15,900	560,311
Leoni AG	8,391	292,895
Auto Components Total		1,338,060
Automobiles – 2.9%
Suzuki Motor Corp.	22,800	580,479
Toyota Motor Corp.	22,700	1,236,011
Automobiles Total		1,816,490
Distributors – 0.6%
Canon Marketing Japan, Inc.	15,400	369,713
Distributors Total		369,713
Hotels, Restaurants & Leisure – 0.9%
Genting Bhd	36,700	239,602
PartyGaming PLC	170,180	340,568
Hotels, Restaurants & Leisure Total		580,170
Household Durables – 2.8%
JM AB	26,000	456,332
Makita Corp.	6,200	181,769
Matsushita Electric Industrial Co., Ltd.	28,000	594,772
Taylor Woodrow PLC	81,775	542,335
Household Durables Total		1,775,208
Leisure Equipment & Products – 0.5%
Sega Sammy Holdings, Inc.	9,500	304,956
Leisure Equipment & Products Total		304,956
Media – 1.8%
Modern Times Group AB, Class B (a)	4,800	248,590
Vivendi	24,187	870,263
Media Total		1,118,853
Specialty Retail – 0.5%
HMV Group PLC	104,459	316,330
Specialty Retail Total		316,330
CONSUMER DISCRETIONARY TOTAL		7,619,780
CONSUMER STAPLES – 3.7%
Beverages – 1.7%
Diageo PLC	27,872	492,030
Heineken NV	12,121	553,029
Beverages Total		1,045,059

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.6%
China Milk Products Group Ltd. (a)	271,000	180,798
Toyo Suisan Kaisha Ltd.	15,000	216,052
Food Products Total		396,850
Tobacco – 1.4%
Imperial Tobacco Group PLC	16,166	538,446
Japan Tobacco, Inc.	77	299,708
Tobacco Total		838,154
CONSUMER STAPLES TOTAL		2,280,063
ENERGY – 10.2%
Energy Equipment & Services – 1.0%
Subsea 7, Inc. (a)	19,900	323,557
TGS Nopec Geophysical Co. ASA (a)	21,200	336,328
Energy Equipment & Services Total		659,885
Oil, Gas & Consumable Fuels – 9.2%
BP PLC	91,151	996,201
EnCana Corp.	9,500	442,044
ENI S.p.A.	23,822	707,831
PetroChina Co., Ltd., Class H	504,000	541,838
Petroleo Brasileiro SA, ADR	2,453	205,635
Royal Dutch Shell PLC, Class A	13,635	449,547
Royal Dutch Shell PLC, Class B	24,238	826,578
Statoil ASA	19,100	452,499
Total SA	11,759	774,904
Yanzhou Coal Mining Co., Ltd., Class H	486,000	332,069
Oil, Gas & Consumable Fuels Total		5,729,146
ENERGY TOTAL		6,389,031
FINANCIALS – 31.2%
Capital Markets – 4.6%
Credit Suisse Group, Registered Shares	10,153	586,736
Daiwa Securities Group, Inc.	30,000	351,684
Deutsche Bank AG, Registered Shares	6,551	789,590
Nomura Holdings, Inc.	29,800	523,688
UBS AG, Registered Shares	10,645	635,927
Capital Markets Total		2,887,625
Commercial Banks – 19.6%
Australia & New Zealand Banking Group Ltd.	17,308	345,524
Banco Bilbao Vizcaya Argentaria SA	48,935	1,131,837

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Banco Santander Central Hispano SA	70,953	1,120,566
Bangkok Bank Public Co., Ltd., NVDR	109,100	309,591
Barclays PLC	83,678	1,054,635
BNP Paribas	9,411	1,011,327
Depfa Bank PLC	31,540	582,490
Swedbank AB	12,200	361,717
HBOS PLC	47,984	948,831
HSBC Holdings PLC	51,319	935,722
Industrial Bank Of Korea	21,220	364,630
Mega Financial Holding Co., Ltd.	404,000	285,962
Mitsubishi UFJ Financial Group, Inc.	32	410,427
Mizuho Financial Group, Inc.	36	278,640
Societe Generale	5,629	894,350
Sumitomo Mitsui Financial Group, Inc.	55	576,512
Sumitomo Trust & Banking Co., Ltd.	40,000	420,374
United Overseas Bank Ltd.	70,000	716,830
Westpac Banking Corp.	29,352	495,953
Commercial Banks Total		12,245,918
Consumer Finance – 0.8%
ORIX Corp.	1,700	472,011
Consumer Finance Total		472,011
Diversified Financial Services – 2.2%
Fortis	15,543	630,144
ING Groep NV	17,622	773,271
Diversified Financial Services Total		1,403,415
Insurance – 3.0%
Aviva PLC	38,974	570,803
Baloise Holding AG, Registered Shares	6,453	633,684
Sampo Oyj, Class A	32,600	678,885
Insurance Total		1,883,372
Real Estate Management & Development – 1.0%
Sun Hung Kai Properties Ltd.	20,000	218,046
Swire Pacific Ltd., Class A	42,000	437,825
Real Estate Management & Development Total		655,871
FINANCIALS TOTAL		19,548,212
HEALTH CARE – 9.8%
Pharmaceuticals – 9.8%
Altana AG	6,543	361,185
AstraZeneca PLC	19,603	1,225,412
Biovail Corp.	25,451	387,873

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Eisai Co., Ltd.	12,700	615,638
GlaxoSmithKline PLC	21,658	576,594
H. Lundbeck A/S	15,800	368,437
Hisamitsu Pharmaceutical Co., Inc.	15,300	424,114
Novartis AG, Registered Shares	22,200	1,294,936
Novo-Nordisk A/S, Class B	2,600	193,023
Takeda Pharmaceutical Co., Ltd.	10,900	681,166
Pharmaceuticals Total		6,128,378
HEALTH CARE TOTAL		6,128,378
INDUSTRIALS – 10.5%
Aerospace & Defense – 0.6%
MTU Aero Engines Holding AG	10,566	394,483
Aerospace & Defense Total		394,483
Airlines – 0.9%
British Airways PLC (a)	70,313	561,413
Airlines Total		561,413
Building Products – 0.9%
Geberit AG, Registered Shares	461	562,195
Building Products Total		562,195
Construction & Engineering – 0.6%
YIT Oyj	16,600	383,853
Construction & Engineering Total		383,853
Electrical Equipment – 1.8%
Mitsubishi Electric Corp.	56,000	470,712
Schneider Electric SA	5,661	630,691
Electrical Equipment Total		1,101,403
Machinery – 3.9%
Andritz AG	2,890	441,503
Georg Fischer AG, Registered Shares (a)	818	383,026
Komatsu Ltd.	23,500	408,268
SKF AB, Class B	28,800	420,508
Stork NV	11,306	571,443
Volvo AB, Class B	3,400	202,793
Machinery Total		2,427,541
Road & Rail – 1.3%
Central Japan Railway Co.	60	637,969
ComfortDelGro Corp., Ltd.	151,000	160,297
Road & Rail Total		798,266

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.5%
Hitachi High-Technologies Corp.	12,200	346,341
Trading Companies & Distributors Total		346,341
INDUSTRIALS TOTAL		6,575,495
INFORMATION TECHNOLOGY – 7.5%
Communications Equipment – 1.5%
Nokia Oyj	47,450	933,667
Communications Equipment Total		933,667
Computers & Peripherals – 1.3%
Lite-On Technology Corp.	266,302	329,262
Wincor Nixdorf AG	3,354	487,095
Computers & Peripherals Total		816,357
Electronic Equipment & Instruments – 1.2%
Hoya Corp.	8,400	317,729
Kyocera Corp.	5,000	429,409
Electronic Equipment & Instruments Total		747,138
Internet Software & Services – 0.5%
NetEase.com, Inc., ADR (a)	17,585	287,691
Internet Software & Services Total		287,691
IT Services – 0.9%
CGI Group, Inc., Class A (a)	62,100	406,685
Nomura Research Institute Ltd.	1,000	138,851
IT Services Total		545,536
Office Electronics – 1.4%
Canon, Inc.	17,100	895,239
Office Electronics Total		895,239
Semiconductors & Semiconductor Equipment – 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	22,510	216,098
Semiconductors & Semiconductor Equipment Total		216,098
Software – 0.4%
Cognos, Inc. (a)	7,359	268,603
Software Total		268,603
INFORMATION TECHNOLOGY TOTAL		4,710,329
MATERIALS – 5.9%
Chemicals – 2.9%
BASF AG	10,731	858,616
Shin-Etsu Chemical Co., Ltd.	8,100	516,431
Sumitomo Chemical Co., Ltd.	58,000	434,619
Chemicals Total		1,809,666

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 3.0%
Kobe Steel Ltd.	138,000	435,236
Rio Tinto PLC	8,760	415,442
Salzgitter AG	7,187	674,170
ThyssenKrupp AG	10,640	358,978
Metals & Mining Total		1,883,826
MATERIALS TOTAL		3,693,492
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 1.9%
Belgacom SA	9,742	379,483
Chunghwa Telecom Co., Ltd., ADR	22,158	383,562
Nippon Telegraph & Telephone Corp.	92	451,750
Diversified Telecommunication Services Total		1,214,795
Wireless Telecommunication Services – 1.4%
China Mobile Ltd.	38,500	272,705
Philippine Long Distance Telephone Co., ADR	6,311	274,907
Taiwan Mobile Co., Ltd	331,000	316,798
Wireless Telecommunication Services Total		864,410
TELECOMMUNICATION SERVICES TOTAL		2,079,205
UTILITIES – 3.5%
Electric Utilities – 3.0%
E.ON AG	6,644	789,092
Endesa SA	20,793	885,134
Terna S.p.A.	67,718	196,954
Electric Utilities Total		1,871,180
Gas Utilities – 0.5%
Tokyo Gas Co., Ltd.	64,000	321,553
Gas Utilities Total		321,553
UTILITIES TOTAL		2,192,733

Total Common Stocks (cost of $49,805,910)		61,216,718
Investment Company – 1.0%
iShares MSCI EAFE Index Fund	8,804	596,471

Total Investment Company (cost of $588,108)		596,471

	Par ($)	Value ($)
Short-Term Obligation – 0.4%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.950%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $257,644 (repurchase proceeds $251,104)	251,000	251,000

Total Short-Term Obligation (cost of $251,000)	251,000

Total Investments – 99.2% (cost of $50,645,018)(b)(c)	62,064,189

Other Assets & Liabilities, Net – 0.8%	523,030

Net Assets – 100.0%	62,587,219

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $50,645,018.

(c)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,431,278	$(1,012,107)	$11,419,171

Acronym	Name

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 15.0%
Automobiles – 0.5%
Harley-Davidson, Inc.	9,400	589,850
Automobiles Total		589,850
Diversified Consumer Services – 0.8%
Sotheby’s Holdings, Class A	28,102	906,009
Diversified Consumer Services Total		906,009
Hotels, Restaurants & Leisure – 2.4%
Las Vegas Sands Corp. (a)	25,594	1,749,350
Starwood Hotels & Resorts Worldwide, Inc.	18,200	1,040,858
Hotels, Restaurants & Leisure Total		2,790,208
Media – 5.4%
Comcast Corp., Class A (a)	46,100	1,698,785
EchoStar Communications Corp., Class A (a)(b)	20,800	680,992
Lamar Advertising Co., Class A (a)(b)	11,800	630,238
News Corp., Class A	105,100	2,065,215
Viacom, Inc., Class B (a)	31,500	1,171,170
Media Total		6,246,400
Multi-Line Retail – 2.1%
Kohl’s Corp. (a)	16,700	1,084,164
Target Corp.	25,300	1,397,825
Multi-Line Retail Total		2,481,989
Specialty Retail – 3.8%
GameStop Corp., Class A (a)(b)	17,300	800,644
Office Depot, Inc. (a)	40,100	1,591,970
OfficeMax, Inc.	21,800	888,132
TJX Companies, Inc.	40,500	1,135,215
Specialty Retail Total		4,415,961
CONSUMER DISCRETIONARY TOTAL		17,430,417
CONSUMER STAPLES – 8.7%
Beverages – 2.1%
Anheuser-Busch Companies, Inc.	32,300	1,534,573
Coca-Cola Co.	21,000	938,280
Beverages Total		2,472,853
Food & Staples Retailing – 2.3%
CVS Corp.	26,800	860,816
Kroger Co.	23,900	553,046
Wal-Mart Stores, Inc.	26,300	1,297,116
Food & Staples Retailing Total		2,710,978

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.8%
Campbell Soup Co. (b)	24,500	894,250
Food Products Total		894,250
Household Products – 2.1%
Energizer Holdings, Inc. (a)	9,000	647,910
Procter & Gamble Co.	28,500	1,766,430
Household Products Total		2,414,340
Tobacco – 1.4%
Altria Group, Inc.	21,300	1,630,515
Tobacco Total		1,630,515
CONSUMER STAPLES TOTAL		10,122,936
ENERGY – 4.3%
Energy Equipment & Services – 1.5%
Halliburton Co.	29,900	850,655
Transocean, Inc. (a)	12,600	922,698
Energy Equipment & Services Total		1,773,353
Oil, Gas & Consumable Fuels – 2.8%
Devon Energy Corp.	10,900	688,335
EnCana Corp.	17,900	835,751
Occidental Petroleum Corp.	14,300	687,973
XTO Energy, Inc.	24,400	1,027,972
Oil, Gas & Consumable Fuels Total		3,240,031
ENERGY TOTAL		5,013,384
FINANCIALS – 8.5%
Capital Markets – 6.1%
Bank of New York Co., Inc.	70,000	2,468,200
Franklin Resources, Inc.	13,700	1,448,775
Goldman Sachs Group, Inc.	4,200	710,514
Mellon Financial Corp.	23,100	903,210
Merrill Lynch & Co., Inc.	20,590	1,610,550
Capital Markets Total		7,141,249
Diversified Financial Services – 0.6%
Nasdaq Stock Market, Inc. (a)(b)	24,500	740,880
Diversified Financial Services Total		740,880
Insurance – 1.8%
AMBAC Financial Group, Inc.	10,300	852,325

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
American International Group, Inc.	17,940	1,188,704
Insurance Total		2,041,029
FINANCIALS TOTAL		9,923,158
HEALTH CARE – 16.0%
Biotechnology – 3.8%
Amgen, Inc. (a)	22,600	1,616,578
Amylin Pharmaceuticals, Inc. (a)(b)	13,700	603,759
Genentech, Inc. (a)	10,200	843,540
Genzyme Corp. (a)	12,800	863,616
Vertex Pharmaceuticals, Inc. (a)(b)	16,100	541,765
Biotechnology Total		4,469,258
Health Care Providers & Services – 3.9%
Caremark Rx, Inc.	15,520	879,519
Humana, Inc. (a)	19,500	1,288,755
Quest Diagnostics, Inc.	20,138	1,231,640
WellPoint, Inc. (a)	14,800	1,140,340
Health Care Providers & Services Total		4,540,254
Life Sciences Tools & Services – 2.9%
Covance, Inc. (a)	18,400	1,221,392
Thermo Electron Corp. (a)(b)	53,800	2,115,954
Life Sciences Tools & Services Total		3,337,346
Pharmaceuticals – 5.4%
Abbott Laboratories	24,600	1,194,576
AstraZeneca PLC, ADR	13,400	837,500
Johnson & Johnson	45,500	2,954,770
Novartis AG, ADR	22,210	1,297,952
Pharmaceuticals Total		6,284,798
HEALTH CARE TOTAL		18,631,656
INDUSTRIALS – 12.3%
Aerospace & Defense – 4.1%
Boeing Co.	15,700	1,237,945
L-3 Communications Holdings, Inc.	7,500	587,475
Precision Castparts Corp.	13,500	852,660
United Technologies Corp.	32,800	2,077,880
Aerospace & Defense Total		4,755,960
Commercial Services & Supplies – 3.1%
Dun & Bradstreet Corp. (a)(b)	9,500	712,405
Manpower, Inc.	13,100	802,637
Waste Management, Inc.	56,300	2,065,084
Commercial Services & Supplies Total		3,580,126

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.9%
Foster Wheeler Ltd. (a)(b)	26,900	1,038,071
Construction & Engineering Total		1,038,071
Electrical Equipment – 1.5%
Emerson Electric Co.	21,600	1,811,376
Electrical Equipment Total		1,811,376
Industrial Conglomerates – 2.7%
General Electric Co.	88,610	3,127,933
Industrial Conglomerates Total		3,127,933
INDUSTRIALS TOTAL		14,313,466
INFORMATION TECHNOLOGY – 28.0%
Communications Equipment – 6.0%
Cisco Systems, Inc. (a)	142,550	3,278,650
CommScope, Inc. (a)	30,300	995,658
Motorola, Inc.	32,800	820,000
Nokia Oyj, ADR	35,100	691,119
Research In Motion Ltd. (a)	11,200	1,149,792
Communications Equipment Total		6,935,219
Computers & Peripherals – 4.3%
Apple Computer, Inc. (a)	19,300	1,486,679
Hewlett-Packard Co.	31,300	1,148,397
International Business Machines Corp.	22,200	1,819,068
QLogic Corp. (a)	29,000	548,100
Computers & Peripherals Total		5,002,244
Electronic Equipment & Instruments – 1.0%
Amphenol Corp., Class A	9,100	563,563
Trimble Navigation Ltd. (a)	12,100	569,668
Electronic Equipment & Instruments Total		1,133,231
Internet Software & Services – 4.9%
Akamai Technologies, Inc. (a)(b)	23,300	1,164,767
AQuantive, Inc. (a)(b)	25,100	592,862
eBay, Inc. (a)	33,800	958,568
Google, Inc., Class A (a)	7,522	3,023,092
Internet Software & Services Total		5,739,289
IT Services – 2.3%
Automatic Data Processing, Inc.	24,600	1,164,564
Cognizant Technology Solutions Corp., Class A (a)	13,200	977,592
First Data Corp.	14,200	596,400
IT Services Total		2,738,556

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 4.3%
Intel Corp.	145,700	2,997,049
MEMC Electronic Materials, Inc. (a)	15,700	575,091
NVIDIA Corp. (a)	20,500	606,595
Texas Instruments, Inc.	26,000	864,500
Semiconductors & Semiconductor Equipment Total		5,043,235
Software – 5.2%
Adobe Systems, Inc. (a)	16,900	632,905
Intuit, Inc. (a)	19,300	619,337
Microsoft Corp.	135,550	3,704,581
Oracle Corp. (a)	62,300	1,105,202
Software Total		6,062,025
INFORMATION TECHNOLOGY TOTAL		32,653,799
MATERIALS – 2.0%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	20,400	1,353,948
Monsanto Co.	20,092	944,525
Chemicals Total		2,298,473
MATERIALS TOTAL		2,298,473
TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 1.4%
Level 3 Communications, Inc. (a)	65,811	352,089
Time Warner Telecom, Inc., Class A (a)(b)	69,535	1,321,860
Diversified Telecommunication Services Total		1,673,949
Wireless Telecommunication Services – 1.5%
American Tower Corp., Class A (a)	31,500	1,149,750
NII Holdings, Inc. (a)	9,800	609,168
Wireless Telecommunication Services Total		1,758,918
TELECOMMUNICATION SERVICES TOTAL		3,432,867

Total Common Stocks (cost of $105,830,396)		113,820,156
Securities Lending Collateral (c) – 9.6%
State Street Navigator Securities Lending Prime Portfolio	11,220,145	11,220,145

Total Securities Lending Collateral (cost of $11,220,145)		11,220,145

	Par ($)	Value ($)
Short-Term Obligations – 2.4%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.95%, collateralized by a U.S. Treasury Note maturing 05/31/11, market value of $2,777,625 (repurchase proceeds $2,720,122)	2,719,000	2,719,000

Total Short-Term Obligations (cost of $2,719,000)	2,719,000

Total Investments – 109.7% (cost of $119,769,541)(d)(e)	127,759,301

Other Assets & Liabilities, Net – (9.7)%	(11,283,258)

Net Assets – 100.0%	116,476,043

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $10,935,256.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $119,484,652.

(e)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,075,406	$(1,085,646)	$7,989,760

Acronym	Name

ADR	American Depositary Receipt

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 8.9%
Hotels, Restaurants & Leisure – 2.9%
McDonald’s Corp.	92,105	3,603,147
Starwood Hotels & Resorts Worldwide, Inc.	75,200	4,300,688
Hotels, Restaurants & Leisure Total		7,903,835
Household Durables – 1.2%
Centex Corp.	5,200	273,624
Lennar Corp., Class A	5,900	266,975
Newell Rubbermaid, Inc.	96,800	2,741,376
Household Durables Total		3,281,975
Media – 1.3%
News Corp., Class A	142,400	2,798,160
Time Warner, Inc.	36,500	665,395
Media Total		3,463,555
Multi-Line Retail – 1.9%
Federated Department Stores, Inc.	108,108	4,671,347
J.C. Penney Co., Inc.	5,913	404,390
Multi-Line Retail Total		5,075,737
Specialty Retail – 1.6%
Office Depot, Inc. (a)	59,900	2,378,030
Staples, Inc.	74,500	1,812,585
Specialty Retail Total		4,190,615
CONSUMER DISCRETIONARY TOTAL		23,915,717
CONSUMER STAPLES – 9.4%
Beverages – 4.2%
Anheuser-Busch Companies, Inc.	60,000	2,850,600
Coca-Cola Enterprises, Inc.	121,600	2,532,928
Diageo PLC, ADR	45,457	3,229,265
PepsiCo, Inc.	42,720	2,787,907
Beverages Total		11,400,700
Food Products – 2.1%
Cadbury Schweppes PLC, ADR (b)	62,200	2,660,294
Kraft Foods, Inc., Class A (b)	55,400	1,975,564
Tyson Foods, Inc., Class A (b)	61,400	975,032
Food Products Total		5,610,890
Household Products – 0.8%
Colgate-Palmolive Co.	32,400	2,012,040
Household Products Total		2,012,040

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 2.3%
Altria Group, Inc.	48,916	3,744,520
Loews Corp. - Carolina Group	46,200	2,559,018
Tobacco Total		6,303,538
CONSUMER STAPLES TOTAL		25,327,168
ENERGY – 12.9%
Energy Equipment & Services – 3.2%
ENSCO International, Inc.	15,900	696,897
Halliburton Co.	93,848	2,669,976
National-Oilwell Varco, Inc. (a)	31,500	1,844,325
Rowan Companies, Inc.	16,400	518,732
Schlumberger Ltd. (b)	45,460	2,819,884
Energy Equipment & Services Total		8,549,814
Oil, Gas & Consumable Fuels – 9.7%
ConocoPhillips	66,886	3,981,724
Exxon Mobil Corp.	66,994	4,495,297
Hess Corp.	65,100	2,696,442
Marathon Oil Corp.	62,687	4,820,630
Newfield Exploration Co. (a)	17,900	689,866
Occidental Petroleum Corp.	80,900	3,892,099
Total SA, ADR	43,500	2,868,390
Williams Companies, Inc.	108,100	2,580,347
Oil, Gas & Consumable Fuels Total		26,024,795
ENERGY TOTAL		34,574,609
FINANCIALS – 33.5%
Capital Markets – 5.8%
Bank of New York Co., Inc.	137,691	4,854,985
Deutsche Bank AG, Registered Shares (b)	12,400	1,496,680
Merrill Lynch & Co., Inc.	90,489	7,078,049
Nuveen Investments, Inc., Class A (b)	39,800	2,038,954
Capital Markets Total		15,468,668
Commercial Banks – 10.3%
Marshall & Ilsley Corp.	71,781	3,458,408
PNC Financial Services Group, Inc.	67,990	4,925,196
SunTrust Banks, Inc.	17,800	1,375,584
U.S. Bancorp	179,846	5,974,484
UnionBanCal Corp.	16,800	1,023,120
Wachovia Corp.	69,581	3,882,620
Wells Fargo & Co.	191,510	6,928,832
Commercial Banks Total		27,568,244

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 8.6%
CIT Group, Inc.	8,600	418,218
Citigroup, Inc.	254,555	12,643,747
JPMorgan Chase & Co.	213,992	10,049,064
Diversified Financial Services Total		23,111,029
Insurance – 5.8%
Ambac Financial Group, Inc.	46,676	3,862,439
American International Group, Inc.	79,796	5,287,283
Genworth Financial, Inc., Class A	87,500	3,063,375
Hartford Financial Services Group, Inc.	38,665	3,354,189
Insurance Total		15,567,286
Real Estate Investment Trusts (REITs) – 2.0%
Archstone-Smith Trust, REIT	30,608	1,666,300
Kimco Realty Corp., REIT	41,801	1,792,009
ProLogis, REIT	34,100	1,945,746
Real Estate Investment Trusts (REITs) Total		5,404,055
Thrifts & Mortgage Finance – 1.0%
Golden West Financial Corp.	35,400	2,734,650
Thrifts & Mortgage Finance Total		2,734,650
FINANCIALS TOTAL		89,853,932
HEALTH CARE – 7.2%
Health Care Providers & Services – 1.4%
Aetna, Inc.	54,276	2,146,616
CIGNA Corp.	13,511	1,571,599
Health Care Providers & Services Total		3,718,215
Pharmaceuticals – 5.8%
AstraZeneca PLC, ADR	51,100	3,193,750
GlaxoSmithKline PLC, ADR	19,323	1,028,564
Novartis AG, ADR	46,543	2,719,973
Pfizer, Inc.	272,545	7,729,376
Sanofi-Aventis, ADR	21,000	933,870
Pharmaceuticals Total		15,605,533
HEALTH CARE TOTAL		19,323,748
INDUSTRIALS – 9.1%
Aerospace & Defense – 4.5%
Boeing Co.	48,900	3,855,765
General Dynamics Corp.	25,844	1,852,239
L-3 Communications Holdings, Inc.	31,600	2,475,228
United Technologies Corp.	63,630	4,030,961
Aerospace & Defense Total		12,214,193

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.3%
ABB Ltd., ADR	51,208	674,922
Electrical Equipment Total		674,922
Industrial Conglomerates – 2.8%
General Electric Co.	214,188	7,560,836
Industrial Conglomerates Total		7,560,836
Road & Rail – 1.5%
Burlington Northern Santa Fe Corp.	28,100	2,063,664
Norfolk Southern Corp.	45,300	1,995,465
Road & Rail Total		4,059,129
INDUSTRIALS TOTAL		24,509,080
INFORMATION TECHNOLOGY – 3.9%
Computers & Peripherals – 1.5%
Hewlett-Packard Co.	107,200	3,933,168
Computers & Peripherals Total		3,933,168
Electronic Equipment & Instruments – 1.2%
Agilent Technologies, Inc. (a)	99,700	3,259,193
Electronic Equipment & Instruments Total		3,259,193
Semiconductors & Semiconductor Equipment – 1.2%
Fairchild Semiconductor International, Inc. (a)	75,300	1,408,110
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	187,767	1,802,563
Semiconductors & Semiconductor Equipment Total		3,210,673
INFORMATION TECHNOLOGY TOTAL		10,403,034
MATERIALS – 3.8%
Chemicals – 0.7%
Rohm & Haas Co.	42,100	1,993,435
Chemicals Total		1,993,435
Construction Materials – 0.7%
Vulcan Materials Co.	25,200	1,971,900
Construction Materials Total		1,971,900
Containers & Packaging – 0.3%
Crown Holdings, Inc. (a)	41,400	770,040
Containers & Packaging Total		770,040
Metals & Mining – 1.6%
Allegheny Technologies, Inc. (b)	22,800	1,417,932
Freeport-McMoRan Copper & Gold, Inc., Class B	29,300	1,560,518

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Phelps Dodge Corp.	15,200	1,287,440
Metals & Mining Total		4,265,890
Paper & Forest Products – 0.5%
Weyerhaeuser Co.	20,200	1,242,906
Paper & Forest Products Total		1,242,906
MATERIALS TOTAL		10,244,171
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	137,384	4,473,223
Verizon Communications, Inc.	105,845	3,930,025
Diversified Telecommunication Services Total		8,403,248
TELECOMMUNICATION SERVICES TOTAL		8,403,248
UTILITIES – 6.5%
Electric Utilities – 5.6%
Edison International	103,000	4,288,920
Entergy Corp.	50,919	3,983,394
Exelon Corp.	67,458	4,083,907
PPL Corp.	86,100	2,832,690
Electric Utilities Total		15,188,911
Multi-Utilities – 0.9%
PG&E Corp.	56,930	2,371,134
Multi-Utilities Total		2,371,134
UTILITIES TOTAL		17,560,045
Total Common Stocks (cost of $218,283,047)		264,114,752

	Par ($)
Convertible Bond – 1.2%
COMMUNICATIONS – 1.2%
Media – 1.2%
Liberty Media Corp.
0.750% 03/30/23	3,100,000	3,413,875
Media Total		3,413,875
COMMUNICATIONS TOTAL		3,413,875
Total Convertible Bond (cost of $3,397,146)		3,413,875

	Shares	Value ($)
Convertible Preferred Stock – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
Genworth Financial, Inc., 6.000%	8,200	309,960
Insurance Total		309,960
FINANCIALS TOTAL		309,960
Total Convertible Preferred Stock (cost of $214,073)		309,960
Securities Lending Collateral – 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)	10,451,395	10,451,395

Total Securities Lending Collateral (cost of $10,451,395)		10,451,395

	Par ($)
Short-Term Obligation – 0.5%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.95%, collateralized by a U.S. Treasury Bond maturing 11/15/26, market value of $1,306,450 (repurchase proceeds $1,277,527)	1,277,000	1,277,000

Total Short-Term Obligation (cost of $1,277,000)		1,277,000

Total Investments – 104.0% (cost of $233,622,661)(d)(e)	279,566,982

Other Assets & Liabilities, Net – (4.0)%	(10,838,444)

Net Assets – 100.0%	268,728,538

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $10,223,274.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $233,622,661.

(e)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$48,956,323	$(3,012,002)	$45,944,321

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 99.2%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 1.1%
BorgWarner, Inc.	3,600	205,812
Johnson Controls, Inc.	3,900	279,786
Auto Components Total		485,598
Hotels, Restaurants & Leisure – 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	8,400	480,396
Hotels, Restaurants & Leisure Total		480,396
Household Durables – 0.5%
Centex Corp.	2,100	110,502
Lennar Corp., Class A	2,400	108,600
Household Durables Total		219,102
Leisure Equipment & Products – 0.5%
Hasbro, Inc.	10,400	236,600
Leisure Equipment & Products Total		236,600
Media – 1.3%
Dow Jones & Co., Inc.	9,800	328,692
Regal Entertainment Group, Class A	11,000	218,020
Media Total		546,712
Multi-Line Retail – 2.0%
Dollar General Corp.	15,200	207,176
Federated Department Stores, Inc.	9,508	410,841
J.C. Penney Co., Inc.	3,200	218,848
Multi-Line Retail Total		836,865
Specialty Retail – 1.9%
Office Depot, Inc. (a)	13,000	516,100
TJX Companies., Inc.	10,000	280,300
Specialty Retail Total		796,400
CONSUMER DISCRETIONARY TOTAL		3,601,673
CONSUMER STAPLES – 8.0%
Beverages – 2.4%
Coca-Cola Enterprises, Inc.	15,100	314,533
Fomento Economico Mexicano SA de CV, ADR	3,700	358,678
Pepsi Bottling Group, Inc.	9,400	333,700
Beverages Total		1,006,911
Food & Staples Retailing – 1.4%
Kroger Co.	24,900	576,186
Food & Staples Retailing Total		576,186

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 2.0%
Dean Foods Co. (a)	13,100	550,462
Tyson Foods, Inc., Class A	19,800	314,424
Food Products Total		864,886
Household Products – 1.4%
Clorox Co.	9,300	585,900
Household Products Total		585,900
Personal Products – 0.8%
Estee Lauder Companies, Inc., Class A	9,000	362,970
Personal Products Total		362,970
CONSUMER STAPLES TOTAL		3,396,853
ENERGY – 6.4%
Energy Equipment & Services – 2.2%
ENSCO International, Inc.	2,500	109,575
National-Oilwell Varco, Inc. (a)	3,475	203,461
Rowan Companies, Inc.	3,100	98,053
Technip SA, ADR	4,200	239,274
Tidewater, Inc.	6,900	304,911
Energy Equipment & Services Total		955,274
Oil, Gas & Consumable Fuels – 4.2%
Hess Corp.	10,000	414,200
Marathon Oil Corp.	1,182	90,896
Newfield Exploration Co. (a)	8,600	331,444
Tesoro Corp.	3,700	214,526
Williams Companies, Inc.	17,300	412,951
XTO Energy, Inc.	7,788	328,108
Oil, Gas & Consumable Fuels Total		1,792,125
ENERGY TOTAL		2,747,399
FINANCIALS – 31.5%
Capital Markets – 0.9%
Nuveen Investments, Inc., Class A	7,500	384,225
Capital Markets Total		384,225
Commercial Banks – 11.9%
Bank of Hawaii Corp.	9,500	457,520
City National Corp.	7,600	509,656
Comerica, Inc.	10,400	591,968
Cullen/Frost Bankers, Inc.	8,800	508,816
Marshall & Ilsley Corp.	14,000	674,520
Mercantile Bankshares Corp.	11,500	417,105
SVB Financial Group (a)	9,100	406,224

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
TCF Financial Corp.	11,900	312,851
UnionBanCal Corp.	7,700	468,930
Whitney Holding Corp.	7,900	282,583
Zions Bancorporation	5,500	438,955
Commercial Banks Total		5,069,128
Diversified Financial Services – 0.5%
CIT Group, Inc.	4,700	228,561
Diversified Financial Services Total		228,561
Insurance – 8.0%
ACE Ltd.	4,400	240,812
Ambac Financial Group, Inc.	7,450	616,487
Axis Capital Holdings Ltd.	7,500	260,175
Conseco, Inc. (a)	18,200	382,018
Genworth Financial, Inc., Class A	12,100	423,621
Lincoln National Corp.	6,300	391,104
Loews Corp.	10,200	386,580
Old Republic International Corp.	16,000	354,400
Platinum Underwriters Holdings Ltd.	11,500	354,545
Insurance Total		3,409,742
Real Estate Investment Trusts (REITs) – 7.1%
Archstone-Smith Trust, REIT	6,100	332,084
Boston Properties, Inc., REIT	4,100	423,694
Equity Office Properties Trust, REIT	15,000	596,400
Equity Residential, REIT	7,000	354,060
General Growth Properties, Inc., REIT	9,100	433,615
Host Hotels & Resorts, Inc., REIT	15,701	360,024
ProLogis Trust, REIT	9,400	536,364
Real Estate Investment Trusts (REITs) Total		3,036,241
Thrifts & Mortgage Finance – 3.1%
Golden West Financial Corp.	5,200	401,700
PMI Group, Inc.	10,000	438,100
Sovereign Bancorp, Inc.	22,155	476,554
Thrifts & Mortgage Finance Total		1,316,354
FINANCIALS TOTAL		13,444,251
HEALTH CARE – 5.6%
Health Care Equipment & Supplies – 1.6%
Beckman Coulter, Inc.	3,800	218,728
Hospira, Inc. (a)	11,700	447,759
Health Care Equipment & Supplies Total		666,487

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 2.2%
CIGNA Corp.	3,300	383,856
Community Health Systems, Inc. (a)	8,600	321,210
Universal Health Services, Inc., Class B	3,700	221,741
Health Care Providers & Services Total		926,807
Life Sciences Tools & Services – 1.3%
Millipore Corp. (a)	4,700	288,110
Varian, Inc. (a)	6,200	284,394
Life Sciences Tools & Services Total		572,504
Pharmaceuticals – 0.5%
Mylan Laboratories, Inc.	10,500	211,365
Pharmaceuticals Total		211,365
HEALTH CARE TOTAL		2,377,163
INDUSTRIALS – 10.8%
Aerospace & Defense – 0.9%
L-3 Communications Holdings, Inc.	5,000	391,650
Aerospace & Defense Total		391,650
Commercial Services & Supplies – 0.5%
Equifax, Inc.	6,000	220,260
Commercial Services & Supplies Total		220,260
Construction & Engineering – 1.1%
Fluor Corp.	3,000	230,670
Jacobs Engineering Group, Inc. (a)	3,375	252,214
Construction & Engineering Total		482,884
Electrical Equipment – 1.0%
Cooper Industries Ltd., Class A	4,700	400,534
Electrical Equipment Total		400,534
Industrial Conglomerates – 1.4%
McDermott International, Inc. (a)	5,250	219,450
Textron, Inc.	4,300	376,250
Industrial Conglomerates Total		595,700
Machinery – 3.9%
Barnes Group, Inc.	17,718	311,128
Dover Corp.	5,800	275,152
Harsco Corp.	2,700	209,655
JLG Industries, Inc.	11,000	217,910
Kennametal, Inc.	5,600	317,240
Parker Hannifin Corp.	4,300	334,239
Machinery Total		1,665,324

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.8%
Alexander & Baldwin, Inc.	7,500	332,775
Marine Total		332,775
Road & Rail – 1.2%
Canadian Pacific Railway Ltd.	6,000	298,440
Norfolk Southern Corp.	5,100	224,655
Road & Rail Total		523,095
INDUSTRIALS TOTAL		4,612,222
INFORMATION TECHNOLOGY – 8.6%
Communications Equipment – 0.5%
CommScope, Inc. (a)	5,900	193,874
Communications Equipment Total		193,874
Electronic Equipment & Instruments – 3.2%
Agilent Technologies, Inc. (a)	14,400	470,736
Arrow Electronics, Inc. (a)	13,200	362,076
Mettler-Toledo International, Inc. (a)	3,600	238,140
Tektronix, Inc.	10,200	295,086
Electronic Equipment & Instruments Total		1,366,038
IT Services – 0.5%
Mastercard, Inc., Class A	2,879	202,538
IT Services Total		202,538
Semiconductors & Semiconductor Equipment – 2.9%
Fairchild Semiconductor International, Inc. (a)	12,100	226,270
Freescale Semiconductor, Inc., Class A (a)	8,900	338,645
KLA-Tencor Corp.	5,200	231,244
Lam Research Corp. (a)	2,800	126,924
Novellus Systems, Inc. (a)	4,400	121,704
NVIDIA Corp. (a)	6,200	183,458
Semiconductors & Semiconductor Equipment Total		1,228,245
Software – 1.5%
Activision, Inc. (a)	11,300	170,630
Cadence Design Systems, Inc. (a)	10,300	174,688
Electronic Arts, Inc. (a)	3,100	172,608
Synopsys, Inc. (a)	7,000	138,040
Software Total		655,966
INFORMATION TECHNOLOGY TOTAL		3,646,661
MATERIALS – 7.1%
Chemicals – 3.4%
Air Products & Chemicals, Inc.	7,500	497,775

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Ashland, Inc.	2,700	172,206
Cytec Industries, Inc.	3,100	172,329
PPG Industries, Inc.	4,100	275,028
Rohm & Haas Co.	6,700	317,245
Chemicals Total		1,434,583
Construction Materials – 1.2%
Martin Marietta Materials, Inc.	2,900	245,398
Vulcan Materials Co.	3,325	260,181
Construction Materials Total		505,579
Containers & Packaging – 1.5%
Crown Holdings, Inc. (a)	17,300	321,780
Packaging Corp. of America	13,900	322,480
Containers & Packaging Total		644,260
Metals & Mining – 1.0%
Allegheny Technologies, Inc.	3,500	217,665
Freeport-McMoRan Copper & Gold, Inc., Class B	4,100	218,366
Metals & Mining Total		436,031
MATERIALS TOTAL		3,020,453
UTILITIES – 12.8%
Electric Utilities – 6.9%
Edison International	18,200	757,848
Entergy Corp.	10,600	829,238
FPL Group, Inc.	9,000	405,000
Hawaiian Electric Industries, Inc.	8,000	216,480
PPL Corp.	22,000	723,800
Electric Utilities Total		2,932,366
Gas Utilities – 0.7%
AGL Resources, Inc.	7,600	277,400
Gas Utilities Total		277,400
Independent Power Producers & Energy Traders – 0.7%
AES Corp. (a)	14,400	293,616
Independent Power Producers & Energy Traders Total		293,616
Multi-Utilities – 4.5%
PG&E Corp.	23,000	957,950
Sempra Energy	8,500	427,125

Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Wisconsin Energy Corp.	12,700	547,878
Multi-Utilities Total	1,932,953
UTILITIES TOTAL	5,436,335

Total Common Stocks (cost of $34,948,451)	42,283,010

Total Investments – 99.2% (cost of $34,948,451)(b)(c)	42,283,010

Other Assets & Liabilities, Net – 0.8%	321,747

Net Assets – 100.0%	42,604,757

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $34,948,451.

(c)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,905,805	$(571,246)	$7,334,559

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Money Market Fund, Variable Series

		Par ($)	Value ($)*
Corporate Bonds – 43.6%
American Express Credit Corp.
	5.430% 03/05/08(a)	5,000,000	5,000,000
Autumn House at Powder Mill, Inc.
	LOC: SunTrust Bank
	5.380% 02/01/28(a)(b)	5,225,000	5,225,000
Berks Medical Realty LP
	LOC: Wachovia Bank N.A.
	5.380% 03/01/26(a)	4,205,000	4,205,000
Dick Masheter Ford, Inc.
	LOC: National City Bank
	5.380% 07/01/23(a)	3,685,000	3,685,000
Driftwood Landing Corp.
	LOC: Fifth Third Bank
	5.380% 01/15/22(a)	1,015,000	1,015,000
Galday Inn, Inc.
	LOC: Wachovia Bank N.A.
	5.430% 12/01/20(a)	218,000	218,000
General Electric Capital Corp.
	5.430% 10/17/07(a)	5,000,000	5,000,000
Harrier Finance Funding LLC
	5.365% 02/22/07(a)	2,000,000	1,999,935
Imaging Business Machines LLC
	LOC: AmSouth Bank N.A.
	5.424% 07/01/24(a)	6,645,000	6,645,000
Iowa 80 Group, Inc.
	LOC: Wells Fargo Bank N.A.
	5.500% 06/01/16(a)(c)	5,435,000	5,435,000
James A. Martin & Donna F. Martin
	LOC: Wachovia Bank N.A.
	5.380% 07/01/20(a)	6,240,000	6,240,000
Jatip LLC
	LOC: Fifth Third Bank
	5.370% 10/01/22(a)	60,000	60,000
Links Finance LLC
	5.468% 04/02/07(a)	7,500,000	7,499,623
LP Pinewood SPV LLC
	LOC: Wachovia Bank N.A.
	5.330% 02/01/18(a)	8,297,000	8,297,000
MMJK Properties LLC
	LOC: JPMorgan Chase Bank
	5.370% 05/01/26(a)	2,000,000	2,000,000
Morgan Stanley
	5.396% 10/26/07(a)	4,000,000	4,000,000
Morton Family Trust
	LOC: Comerica Bank
	5.370% 02/01/32(a)	3,900,000	3,900,000

		Par ($)	Value ($)
Corporate Bonds – (continued)
Northern Rock PLC
	5.330% 10/05/07(a)(b)	2,000,000	2,000,000
Precision Packaging LLC
	LOC: SunTrust Bank
	5.360% 01/01/12(a)	2,477,000	2,477,000
Sanders CRS Exchange LLC
	LOC: Wells Fargo Bank N.A.
	5.710% 10/01/23(a)	1,230,000	1,230,000
Seventh Avenue Associates
	LOC: National City Bank
	5.380% 01/01/27(a)	8,735,000	8,735,000
Wells Fargo & Co.
	5.340% 10/15/07(a)(b)	5,000,000	5,000,000
Westgate Investment Fund
	LOC: Wells Fargo Bank N.A.
	5.370% 02/01/12(a)	2,260,000	2,260,000

	Total Corporate Bonds (cost of $92,126,558)		92,126,558
Certificates of Deposit – 22.2%
Bank of Tokyo Mitsubishi Ltd. NY
	4.800% 01/11/07	4,000,000	4,000,000
	4.850% 01/03/07	2,000,000	2,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	2,500,000	2,500,000
	5.500% 06/18/07	1,000,000	1,000,000
Canadian Imperial Bank of Commerce NY
	4.803% 12/05/06	1,500,000	1,500,006
	5.410% 03/15/08(a)	7,000,000	7,000,000
Countrywide Bank NA
	5.340% 10/18/06(a)	7,100,000	7,099,929
Credit Agricole SA
	5.000% 03/09/07	2,000,000	2,000,000
	5.260% 04/05/07	1,750,000	1,750,000
	5.520% 06/18/07	1,000,000	1,000,000
Credit Suisse NY
	4.750% 11/07/06	2,000,000	2,000,000
	5.250% 04/03/07	2,500,000	2,500,000
DEPFA Bank PLC NY
	4.800% 12/05/06	1,500,000	1,500,000
Deutsche Bank AG
	4.805% 02/21/07	2,000,000	2,000,000
	4.950% 02/06/07	2,000,000	2,000,000

		Par ($)	Value ($)
Certificates of Deposit – (continued)
Natexis Banques Populaires NY
	5.010% 02/12/07	2,000,000	2,000,000
	5.055% 02/21/07	2,000,000	2,000,000
	5.410% 08/13/07(a)	2,000,000	2,000,000
Societe Generale
	5.500% 06/18/07	1,000,000	1,000,000

	Total Certificates of Deposit (cost of $46,849,935)		46,849,935
Municipal Bonds – 20.2%
COLORADO – 3.8%
CO Housing & Finance Authority
	Series 2003 B-2,
	SPA: JPMorgan Chase Bank
	5.390% 11/01/33(a)	7,993,000	7,993,000
ILLINOIS – 1.1%
IL Upper River Valley Development Authority Industrial Development Revenue
	Series 2003 B,
	LOC: LaSalle Bank N.A.,
	LOC: ABN AMRO Bank
	5.400% 06/01/17(a)	2,300,000	2,300,000
	ILLINOIS TOTAL		2,300,000
LOUISIANA – 2.4%
LA New Orleans Pension Revenue
	Series 2000,
	Insured: AMBAC,
	SPA: Bank One Louisiana
	5.550% 09/01/30(a)	5,171,000	5,171,000
MISSISSIPPI – 3.5%
MS Pearl Urban Renewal Revenue
	Bloomfield Equities LLC,
	Series 2004 A,
	LOC: First Tennessee Bank
	5.320% 11/01/19(a)	7,482,000	7,482,000
	MISSISSIPPI TOTAL		7,482,000
NEW YORK – 2.5%
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 B,
	LOC: Landesbank Hessen-Thuringen
	5.330% 06/01/39(a)	5,260,000	5,260,000
	NEW YORK TOTAL		5,260,000
NORTH CAROLINA – 2.9%
NC Downtown Renaissance, Inc.
	Imperial Centre Partners LP,
	Series 2004,
	LOC: RBC Centura Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	5.350% 02/01/25(a)	6,107,000	6,107,000
	NORTH CAROLINA TOTAL		6,107,000
SOUTH CAROLINA – 0.2%
SC Jobs Economic Development Authority
	Cannon Memorial Hospital,
	Series 2004 B,
	LOC: National Bank of South Carolina,
	LOC: Columbus Bank & Trust Co.
	5.390% 06/01/09(a)	328,000	328,000
	SOUTH CAROLINA TOTAL		328,000
VIRGINIA – 3.8%
VA Housing Development Authority
	Series 1996 E,
	5.390% 01/01/46(a)	8,034,000	8,034,000
	VIRGINIA TOTAL		8,034,000

	Total Municipal Bonds (cost of $42,675,000)		42,675,000
Commercial Paper – 10.4%
Concord Minutemen Capital Co. LLC
	5.290% 10/05/06(b)(d)	7,000,000	6,995,886
Crown Point Capital Co. LLC
	5.270% 01/10/07(b)(d)	5,000,000	4,926,074
Lexington Parker Capital Corp.
	5.376% 11/17/06(a)(b)	5,000,000	4,999,873
Rhineland Funding Capital Corp.
	5.406% 02/16/07(a)(b)	5,000,000	4,999,700

	Total Commercial Paper (cost of $21,921,533)		21,921,533
Extendible Commercial Note – 5.9%
Brahms Funding Corp.
	5.290% 10/04/06(b)(d)	7,500,000	7,496,694
Thornburg Mortgage Capital Resources LLC
	5.300% 10/12/06(b)(d)	5,000,000	4,991,903

	Total Extendible Commercial Note (cost of $12,488,597)		12,488,597

	Total Investments – 102.3% (cost of $216,061,623)(e)		216,061,623

	Other Assets & Liabilities, Net – (2.3)%		(4,831,478)

	Net Assets – 100.0%		211,230,145

Notes to Investment Portfolio:

*

Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  At September 30, 2006, these securities, which are not illiquid, amounted to $46,635,129, which represents 22.1% of net assets.

(c)	Illiquid security.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $216,061,623.

Acronym	Name

AMBAC	Ambac Assurance Corp.
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia S&P 500 Index Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 100.3%
CONSUMER DISCRETIONARY – 10.2%
Auto Components – 0.1%
Goodyear Tire & Rubber Co. (a)(b)	731	10,600
Johnson Controls, Inc.	807	57,894
Auto Components Total		68,494
Automobiles – 0.4%
Ford Motor Co. (b)	7,675	62,091
General Motors Corp. (b)	2,304	76,631
Harley-Davidson, Inc. (b)	1,071	67,205
Automobiles Total		205,927
Distributors – 0.1%
Genuine Parts Co.	695	29,975
Distributors Total		29,975
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	568	27,968
H&R Block, Inc.	1,314	28,567
Diversified Consumer Services Total		56,535
Hotels, Restaurants & Leisure – 1.6%
Carnival Corp. (b)	1,824	85,783
Darden Restaurants, Inc.	596	25,312
Harrah’s Entertainment, Inc. (b)	769	51,085
Hilton Hotels Corp. (b)	1,586	44,170
International Game Technology	1,397	57,975
Marriott International, Inc., Class A	1,402	54,173
McDonald’s Corp.	5,021	196,422
Starbucks Corp. (a)	3,101	105,589
Starwood Hotels & Resorts Worldwide, Inc.	881	50,384
Wendy’s International, Inc.	465	15,393
Wyndham Worldwide Corp. (a)	825	23,075
Yum! Brands, Inc.	1,113	57,932
Hotels, Restaurants & Leisure Total		767,293
Household Durables – 0.6%
Black & Decker Corp.	303	24,043
Centex Corp.	484	25,468
D.R. Horton, Inc.	1,125	26,944
Fortune Brands, Inc.	618	46,418
Harman International Industries, Inc.	275	22,946
KB Home (b)	330	14,454

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Leggett & Platt, Inc.	741	18,547
Lennar Corp., Class A (b)	575	26,019
Newell Rubbermaid, Inc.	1,125	31,860
Pulte Homes, Inc.	855	27,240
Snap-On, Inc.	238	10,603
Stanley Works	331	16,501
Whirlpool Corp. (b)	311	26,158
Household Durables Total		317,201
Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)(b)	1,275	40,953
Internet & Catalog Retail Total		40,953
Leisure Equipment & Products – 0.2%
Brunswick Corp. (b)	391	12,195
Eastman Kodak Co. (b)	1,182	26,477
Hasbro, Inc.	672	15,288
Mattel, Inc.	1,550	30,535
Leisure Equipment & Products Total		84,495
Media – 3.4%
CBS Corp., Class B	3,183	89,665
Clear Channel Communications, Inc.	2,016	58,162
Comcast Corp., Class A (a)	8,540	314,699
Dow Jones & Co., Inc. (b)	272	9,123
EW Scripps Co.	350	16,776
Gannett Co., Inc.	965	54,841
Interpublic Group of Companies, Inc. (a)(b)	1,799	17,810
McGraw-Hill Companies, Inc.	1,447	83,969
Meredith Corp.	157	7,745
New York Times Co., Class A (b)	582	13,374
News Corp., Class A	9,550	187,657
Omnicom Group, Inc.	690	64,584
Time Warner, Inc. (b)	16,613	302,855
Tribune Co. (b)	776	25,391
Univision Communications, Inc., Class A (a)	1,020	35,027
Viacom, Inc., Class B (a)	2,908	108,119
Walt Disney Co.	8,535	263,817
Media Total		1,653,614

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multi-Line Retail – 1.2%
Big Lots, Inc. (a)(b)	451	8,934
Dillard’s, Inc., Class A (b)	247	8,084
Dollar General Corp. (b)	1,264	17,228
Family Dollar Stores, Inc.	612	17,895
Federated Department Stores, Inc.	2,214	95,667
J.C. Penney Co., Inc.	926	63,329
Kohl’s Corp. (a)	1,347	87,447
Nordstrom, Inc. (b)	940	39,762
Sears Holdings Corp. (a)	342	54,067
Target Corp.	3,510	193,928
Multi-Line Retail Total		586,341
Specialty Retail – 2.0%
AutoNation, Inc. (a)	629	13,146
AutoZone, Inc. (a)	213	22,003
Bed Bath & Beyond, Inc. (a)	1,152	44,075
Best Buy Co., Inc.	1,666	89,231
Circuit City Stores, Inc. (b)	572	14,363
Gap, Inc.	2,211	41,898
Home Depot, Inc.	8,444	306,264
Limited Brands, Inc.	1,379	36,530
Lowe’s Companies, Inc.	6,239	175,066
Office Depot, Inc. (a)	1,151	45,695
OfficeMax, Inc.	300	12,222
RadioShack Corp. (b)	556	10,731
Sherwin-Williams Co.	468	26,105
Staples, Inc.	2,966	72,163
Tiffany & Co.	564	18,725
TJX Companies., Inc.	1,835	51,435
Specialty Retail Total		979,652
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	1,500	51,600
Hanesbrands, Inc. (a)	1	20
Jones Apparel Group, Inc.	456	14,793
Liz Claiborne, Inc.	431	17,029
NIKE, Inc., Class B	781	68,431

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
V.F. Corp.	353	25,751
Textiles, Apparel & Luxury Goods Total		177,624
CONSUMER DISCRETIONARY TOTAL		4,968,104
CONSUMER STAPLES – 9.6%
Beverages – 2.2%
Anheuser-Busch Companies, Inc.	3,146	149,466
Brown-Forman Corp., Class B	312	23,915
Coca-Cola Co.	8,321	371,782
Coca-Cola Enterprises, Inc.	1,130	23,538
Constellation Brands, Inc., Class A (a)	850	24,463
Molson Coors Brewing Co., Class B	179	12,333
Pepsi Bottling Group, Inc.	557	19,774
PepsiCo, Inc.	6,733	439,396
Beverages Total		1,064,667
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	1,922	95,485
CVS Corp.	3,365	108,084
Kroger Co.	2,950	68,263
Safeway, Inc.	1,822	55,298
SUPERVALU, Inc.	863	25,588
Sysco Corp. (b)	2,537	84,863
Wal-Mart Stores, Inc.	10,060	496,159
Walgreen Co.	4,111	182,487
Whole Foods Market, Inc.	575	34,172
Food & Staples Retailing Total		1,150,399
Food Products – 1.2%
Archer-Daniels-Midland Co.	2,678	101,443
Campbell Soup Co. (b)	941	34,346
ConAgra Foods, Inc.	2,081	50,943
Dean Foods Co. (a)	550	23,111
General Mills, Inc. (b)	1,441	81,561
Hershey Co.	717	38,324
H.J. Heinz Co.	1,364	57,192
Kellogg Co.	1,029	50,956
McCormick & Co., Inc.	538	20,433
Sara Lee Corp.	3,096	49,753
Tyson Foods, Inc., Class A (b)	1,025	16,277

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Wrigley (Wm.) Jr. Co. (b)	905	41,684
Food Products Total		566,023
Household Products – 2.2%
Clorox Co.	626	39,438
Colgate-Palmolive Co.	2,099	130,348
Kimberly-Clark Corp.	1,861	121,635
Procter & Gamble Co.	12,964	803,508
Household Products Total		1,094,929
Personal Products – 0.2%
Alberto-Culver Co.	328	16,594
Avon Products, Inc.	1,821	55,832
Estee Lauder Companies, Inc., Class A	525	21,173
Personal Products Total		93,599
Tobacco – 1.5%
Altria Group, Inc.	8,557	655,038
Reynolds American, Inc. (b)	700	43,379
UST, Inc. (b)	649	35,585
Tobacco Total		734,002
CONSUMER STAPLES TOTAL		4,703,619
ENERGY – 9.4%
Energy Equipment & Services – 1.7%
Baker Hughes, Inc.	1,337	91,183
BJ Services Co.	1,212	36,518
Halliburton Co.	4,222	120,116
Nabors Industries Ltd. (a)(b)	1,293	38,467
National-Oilwell Varco, Inc. (a)	725	42,449
Noble Corp.	567	36,390
Rowan Companies, Inc.	440	13,917
Schlumberger Ltd.	4,842	300,349
Smith International, Inc.	825	32,010
Transocean, Inc. (a)	1,287	94,247
Weatherford International Ltd. (a)	1,425	59,451
Energy Equipment & Services Total		865,097
Oil, Gas & Consumable Fuels – 7.7%
Anadarko Petroleum Corp.	1,885	82,620
Apache Corp.	1,344	84,941
Chesapeake Energy Corp. (b)	1,550	44,919
Chevron Corp.	8,967	581,600
ConocoPhillips	6,733	400,815
CONSOL Energy, Inc.	750	23,797

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Devon Energy Corp.	1,811	114,365
El Paso Corp. (b)	2,839	38,724
EOG Resources, Inc.	990	64,399
Exxon Mobil Corp.	24,280	1,629,188
Hess Corp.	995	41,213
Kinder Morgan, Inc.	442	46,344
Marathon Oil Corp.	1,460	112,274
Murphy Oil Corp. (b)	775	36,851
Occidental Petroleum Corp.	3,525	169,588
Sunoco, Inc.	528	32,836
Valero Energy Corp.	2,500	128,675
Williams Companies, Inc.	2,433	58,076
XTO Energy, Inc.	1,500	63,195
Oil, Gas & Consumable Fuels Total		3,754,420
ENERGY TOTAL		4,619,517
FINANCIALS – 22.3%
Capital Markets – 3.7%
Ameriprise Financial, Inc.	986	46,243
Bank of New York Co., Inc.	3,107	109,553
Bear Stearns Companies, Inc.	487	68,229
Charles Schwab Corp.	4,216	75,466
E*TRADE Financial Corp. (a)	1,750	41,860
Federated Investors, Inc., Class B	378	12,780
Franklin Resources, Inc.	683	72,227
Goldman Sachs Group, Inc.	1,752	296,386
Janus Capital Group, Inc.	833	16,427
Legg Mason, Inc.	525	52,952
Lehman Brothers Holdings, Inc.	2,207	163,009
Mellon Financial Corp.	1,686	65,923
Merrill Lynch & Co., Inc.	3,610	282,374
Morgan Stanley	4,378	319,200
Northern Trust Corp.	772	45,108
State Street Corp.	1,341	83,678
T. Rowe Price Group, Inc.	1,062	50,817
Capital Markets Total		1,802,232
Commercial Banks – 4.3%
AmSouth Bancorp	1,395	40,511
BB&T Corp. (b)	2,190	95,878
Comerica, Inc.	663	37,738

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Commerce Bancorp, Inc. (b)	750	27,533
Compass Bancshares, Inc. (b)	525	29,914
Fifth Third Bancorp (b)	2,287	87,089
First Horizon National Corp. (b)	517	19,651
Huntington Bancshares, Inc. (b)	961	22,997
KeyCorp	1,640	61,402
M&T Bank Corp. (b)	325	38,987
Marshall & Ilsley Corp. (b)	1,030	49,625
National City Corp.	2,459	89,999
North Fork Bancorporation, Inc.	1,893	54,216
PNC Financial Services Group, Inc.	1,206	87,363
Regions Financial Corp. (b)	1,852	68,135
SunTrust Banks, Inc.	1,492	115,302
Synovus Financial Corp. (b)	1,316	38,651
U.S. Bancorp	7,272	241,576
Wachovia Corp.	6,656	371,405
Wells Fargo & Co.	13,752	497,547
Zions Bancorporation	440	35,116
Commercial Banks Total		2,110,635
Consumer Finance – 1.0%
American Express Co.	4,957	277,989
Capital One Financial Corp.	1,246	98,010
SLM Corp.	1,667	86,651
Consumer Finance Total		462,650
Diversified Financial Services – 5.8%
Bank of America Corp. (c)	18,480	989,974
Chicago Mercantile Exchange Holdings, Inc.	150	71,737
CIT Group, Inc.	800	38,904
Citigroup, Inc.	20,191	1,002,887
JPMorgan Chase & Co.	14,180	665,893
Moody’s Corp.	962	62,895
Diversified Financial Services Total		2,832,290
Insurance – 4.8%
ACE Ltd.	1,333	72,955
AFLAC, Inc.	2,015	92,206
Allstate Corp.	2,583	162,032
Ambac Financial Group, Inc.	436	36,079
American International Group, Inc.	10,611	703,085
Aon Corp.	1,281	43,387
Chubb Corp.	1,682	87,397

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Cincinnati Financial Corp.	696	33,450
Genworth Financial, Inc., Class A	1,850	64,769
Hartford Financial Services Group, Inc.	1,245	108,004
Lincoln National Corp.	1,176	73,006
Loews Corp.	1,864	70,646
Marsh & McLennan Companies, Inc.	2,258	63,563
MBIA, Inc. (b)	546	33,546
MetLife, Inc.	3,090	175,141
Principal Financial Group, Inc.	1,098	59,599
Progressive Corp.	3,160	77,546
Prudential Financial, Inc.	1,969	150,136
SAFECO Corp. (b)	480	28,286
St. Paul Travelers Companies, Inc.	2,814	131,948
Torchmark Corp.	412	26,001
UnumProvident Corp.	1,389	26,933
XL Capital Ltd., Class A (b)	728	50,014
Insurance Total		2,369,729
Real Estate Investment Trusts (REITs) – 1.1%
Apartment Investment & Management Co., Class A, REIT	400	21,764
Archstone-Smith Trust, REIT	875	47,635
Boston Properties, Inc., REIT	475	49,087
Equity Office Properties Trust, REIT	1,437	57,135
Equity Residential Property Trust, REIT	1,181	59,735
Kimco Realty Corp., REIT (b)	875	37,511
Plum Creek Timber Co., Inc., REIT	731	24,883
ProLogis Trust, REIT	1,000	57,060
Public Storage, Inc., REIT	500	42,995
Simon Property Group, Inc., REIT	900	81,558
Vornado Realty Trust, REIT	500	54,500
Real Estate Investment Trusts (REITs) Total		533,863
Real Estate Management & Development – 0.0%
Realogy Corp. (a)	875	19,845
Real Estate Management & Development Total		19,845
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	2,509	87,915
Fannie Mae	3,962	221,515
Freddie Mac	2,811	186,454
Golden West Financial Corp.	1,086	83,894

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
MGIC Investment Corp.	338	20,270
Sovereign Bancorp, Inc. (b)	1,475	31,727
Washington Mutual, Inc.	3,928	170,750
Thrifts & Mortgage Finance Total		802,525
FINANCIALS TOTAL		10,933,769
HEALTH CARE – 12.7%
Biotechnology – 1.3%
Amgen, Inc. (a)	4,778	341,770
Biogen Idec, Inc. (a)(b)	1,416	63,267
Genzyme Corp. (a)	1,067	71,990
Gilead Sciences, Inc. (a)	1,875	128,813
MedImmune, Inc. (a)	981	28,655
Biotechnology Total		634,495
Health Care Equipment & Supplies – 1.6%
Bausch & Lomb, Inc. (b)	229	11,480
Baxter International, Inc.	2,668	121,287
Becton, Dickinson & Co.	999	70,599
Biomet, Inc.	992	31,933
Boston Scientific Corp. (a)	4,808	71,110
C.R. Bard, Inc.	426	31,950
Hospira, Inc. (a)	645	24,684
Medtronic, Inc.	4,690	217,804
St. Jude Medical, Inc. (a)	1,442	50,888
Stryker Corp.	1,205	59,756
Zimmer Holdings, Inc. (a)	994	67,095
Health Care Equipment & Supplies Total		758,586
Health Care Providers & Services – 2.7%
Aetna, Inc.	2,249	88,948
AmerisourceBergen Corp.	827	37,380
Cardinal Health, Inc.	1,660	109,128
Caremark Rx, Inc.	1,743	98,776
CIGNA Corp.	465	54,089
Coventry Health Care, Inc. (a)	650	33,488
Express Scripts, Inc. (a)	575	43,407
HCA, Inc.	1,737	86,659
Health Management Associates, Inc., Class A	976	20,398
Humana, Inc. (a)	667	44,082
Laboratory Corp. of America Holdings (a)	500	32,785
Manor Care, Inc.	308	16,102

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
McKesson Corp.	1,224	64,529
Medco Health Solutions, Inc. (a)	1,205	72,433
Patterson Companies, Inc. (a)	575	19,326
Quest Diagnostics, Inc.	667	40,794
Tenet Healthcare Corp. (a)(b)	1,930	15,710
UnitedHealth Group, Inc.	5,503	270,748
WellPoint, Inc. (a)	2,537	195,476
Health Care Providers & Services Total		1,344,258
Health Care Technology – 0.0%
IMS Health, Inc.	817	21,765
Health Care Technology Total		21,765
Life Sciences Tools & Services – 0.3%
Applera Corp. - Applied Biosystems Group	754	24,965
Fisher Scientific International, Inc. (a)	500	39,120
Millipore Corp. (a)(b)	226	13,854
PerkinElmer, Inc.	512	9,692
Thermo Electron Corp. (a)(b)	652	25,643
Waters Corp. (a)	414	18,746
Life Sciences Tools & Services Total		132,020
Pharmaceuticals – 6.8%
Abbott Laboratories	6,251	303,549
Allergan, Inc.	627	70,606
Barr Pharmaceuticals, Inc. (a)	425	22,075
Bristol-Myers Squibb Co.	8,045	200,481
Eli Lilly & Co.	4,011	228,627
Forest Laboratories, Inc. (a)	1,299	65,742
Johnson & Johnson	11,942	775,513
King Pharmaceuticals, Inc. (a)	1,002	17,064
Merck & Co., Inc.	8,878	371,988
Mylan Laboratories, Inc. (b)	850	17,111
Pfizer, Inc.	29,788	844,788
Schering-Plough Corp.	6,057	133,799
Watson Pharmaceuticals, Inc. (a)	412	10,782

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth	5,489	279,061
Pharmaceuticals Total		3,341,186
HEALTH CARE TOTAL		6,232,310
INDUSTRIALS – 11.0%
Aerospace & Defense – 2.4%
Boeing Co.	3,253	256,499
General Dynamics Corp.	1,640	117,539
Goodrich Corp.	510	20,665
Honeywell International, Inc.	3,339	136,565
L-3 Communications Holdings, Inc.	500	39,165
Lockheed Martin Corp.	1,458	125,476
Northrop Grumman Corp.	1,405	95,638
Raytheon Co.	1,840	88,338
Rockwell Collins, Inc. (b)	698	38,278
United Technologies Corp.	4,125	261,319
Aerospace & Defense Total		1,179,482
Air Freight & Logistics – 0.9%
FedEx Corp.	1,245	135,307
United Parcel Service, Inc., Class B	4,418	317,831
Air Freight & Logistics Total		453,138
Airlines – 0.1%
Southwest Airlines Co.	3,214	53,545
Airlines Total		53,545
Building Products – 0.2%
American Standard Companies, Inc.	720	30,218
Masco Corp.	1,635	44,832
Building Products Total		75,050
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	1,046	11,788
Avery Dennison Corp.	381	22,925
Cintas Corp. (b)	557	22,742
Equifax, Inc.	521	19,126
Monster Worldwide, Inc. (a)	525	19,000
Pitney Bowes, Inc. (b)	902	40,022
Robert Half International, Inc.	700	23,779
R.R. Donnelley & Sons Co.	881	29,038
Waste Management, Inc.	2,215	81,246
Commercial Services & Supplies Total		269,666

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.1%
Fluor Corp.	359	27,604
Construction & Engineering Total		27,604
Electrical Equipment – 0.5%
American Power Conversion Corp. (b)	693	15,218
Cooper Industries Ltd., Class A	374	31,872
Emerson Electric Co.	1,673	140,298
Rockwell Automation, Inc.	709	41,193
Electrical Equipment Total		228,581
Industrial Conglomerates – 4.1%
3M Co.	3,069	228,395
General Electric Co. (d)	42,160	1,488,248
Textron, Inc.	511	44,712
Tyco International Ltd.	8,229	230,330
Industrial Conglomerates Total		1,991,685
Machinery – 1.5%
Caterpillar, Inc.	2,684	176,607
Cummins, Inc. (b)	205	24,442
Danaher Corp. (b)	967	66,404
Deere & Co.	947	79,463
Dover Corp.	840	39,850
Eaton Corp.	616	42,411
Illinois Tool Works, Inc.	1,716	77,048
Ingersoll-Rand Co., Ltd., Class A	1,306	49,602
ITT Corp.	762	39,068
Navistar International Corp. (a)	246	6,352
Paccar, Inc.	1,016	57,932
Pall Corp.	500	15,405
Parker Hannifin Corp.	481	37,388
Machinery Total		711,972
Road & Rail – 0.7%
Burlington Northern Santa Fe Corp.	1,482	108,838
CSX Corp.	1,801	59,127
Norfolk Southern Corp.	1,687	74,312
Ryder System, Inc.	264	13,644
Union Pacific Corp.	1,089	95,832
Road & Rail Total		351,753

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc. (b)	300	20,106
Trading Companies & Distributors Total		20,106
INDUSTRIALS TOTAL		5,362,582
INFORMATION TECHNOLOGY – 15.3%
Communications Equipment – 2.9%
ADC Telecommunications, Inc. (a)(b)	487	7,305
Avaya, Inc. (a)	1,873	21,427
CIENA Corp. (a)(b)	346	9,417
Cisco Systems, Inc. (a)	24,935	573,505
Comverse Technology, Inc. (a)(b)	821	17,602
Corning, Inc. (a)	6,384	155,834
JDS Uniphase Corp. (a)(b)	6,893	15,096
Juniper Networks, Inc. (a)	2,300	39,744
Lucent Technologies, Inc. (a)(b)	18,298	42,817
Motorola, Inc.	10,008	250,200
QUALCOMM, Inc.	6,758	245,653
Tellabs, Inc. (a)	1,841	20,177
Communications Equipment Total		1,398,777
Computers & Peripherals – 3.6%
Apple Computer, Inc. (a)	3,472	267,448
Dell, Inc. (a)	9,279	211,932
EMC Corp. (a)	9,381	112,385
Hewlett-Packard Co.	11,184	410,341
International Business Machines Corp.	6,210	508,848
Lexmark International, Inc., Class A (a)(b)	420	24,217
NCR Corp. (a)	735	29,018
Network Appliance, Inc. (a)	1,509	55,848
QLogic Corp. (a)	660	12,474
SanDisk Corp. (a)	800	42,832
Sun Microsystems, Inc. (a)	14,325	71,195
Computers & Peripherals Total		1,746,538
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	1,673	54,691
Jabil Circuit, Inc.	765	21,856
Molex, Inc. (b)	590	22,992
Sanmina-SCI Corp. (a)	2,178	8,146
Solectron Corp. (a)(b)	3,736	12,179
Symbol Technologies, Inc.	1,041	15,469
Tektronix, Inc.	337	9,750
Electronic Equipment & Instruments Total		145,083

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 1.3%
eBay, Inc. (a)	4,805	136,270
Google, Inc., Class A (a)	862	346,438
VeriSign, Inc. (a)	1,000	20,200
Yahoo!, Inc. (a)	5,088	128,624
Internet Software & Services Total		631,532
IT Services – 0.9%
Affiliated Computer Services, Inc., Class A (a)	475	24,634
Automatic Data Processing, Inc.	2,275	107,698
Computer Sciences Corp. (a)	691	33,942
Convergys Corp. (a)	555	11,461
Electronic Data Systems Corp.	2,116	51,884
First Data Corp.	3,129	131,418
Fiserv, Inc. (a)	714	33,622
Paychex, Inc.	1,384	51,000
Sabre Holdings Corp., Class A	533	12,467
Unisys Corp. (a)	1,412	7,992
IT Services Total		466,118
Office Electronics – 0.1%
Xerox Corp. (a)(b)	3,984	61,991
Office Electronics Total		61,991
Semiconductors & Semiconductor Equipment – 2.7%
Advanced Micro Devices, Inc. (a)(b)	1,987	49,377
Altera Corp. (a)	1,467	26,963
Analog Devices, Inc.	1,433	42,116
Applied Materials, Inc. (b)	5,665	100,440
Broadcom Corp., Class A (a)	1,911	57,980
Freescale Semiconductor, Inc., Class B (a)	1,656	62,944
Intel Corp.	23,559	484,609
KLA-Tencor Corp.	813	36,154
Linear Technology Corp.	1,223	38,060
LSI Logic Corp. (a)(b)	1,641	13,489
Maxim Integrated Products, Inc.	1,312	36,828
Micron Technology, Inc. (a)	2,990	52,026
National Semiconductor Corp. (b)	1,215	28,589
Novellus Systems, Inc. (a)(b)	492	13,609
NVIDIA Corp. (a)	1,435	42,462
PMC-Sierra, Inc. (a)(b)	848	5,037

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Teradyne, Inc. (a)(b)	801	10,541
Texas Instruments, Inc.	6,263	208,245
Xilinx, Inc. (b)	1,376	30,203
Semiconductors & Semiconductor Equipment Total		1,339,672
Software – 3.5%
Adobe Systems, Inc. (a)	2,355	88,195
Autodesk, Inc. (a)	950	33,041
BMC Software, Inc. (a)	837	22,783
CA, Inc.	1,673	39,633
Citrix Systems, Inc. (a)	743	26,904
Compuware Corp. (a)	1,511	11,771
Electronic Arts, Inc. (a)	1,253	69,767
Intuit, Inc. (a)	1,401	44,958
Microsoft Corp.	35,295	964,612
Novell, Inc. (a)	1,386	8,482
Oracle Corp. (a)	16,467	292,125
Parametric Technology Corp. (a)	451	7,875
Symantec Corp. (a)	4,048	86,141
Software Total		1,696,287
INFORMATION TECHNOLOGY TOTAL		7,485,998
MATERIALS – 2.9%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	892	59,202
Ashland, Inc. (b)	251	16,009
Dow Chemical Co.	3,910	152,412
E.I. du Pont de Nemours & Co.	3,774	161,678
Eastman Chemical Co.	342	18,475
Ecolab, Inc.	720	30,830
Hercules, Inc. (a)	458	7,223
International Flavors & Fragrances, Inc.	316	12,495
Monsanto Co.	2,210	103,892
PPG Industries, Inc.	671	45,011
Praxair, Inc.	1,315	77,795
Rohm & Haas Co.	581	27,510
Sigma-Aldrich Corp.	276	20,885
Chemicals Total		733,417
Construction Materials – 0.1%
Vulcan Materials Co.	397	31,065
Construction Materials Total		31,065

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.2%
Ball Corp.	430	17,394
Bemis Co., Inc.	421	13,834
Pactiv Corp. (a)	572	16,256
Sealed Air Corp.	340	18,401
Temple-Inland, Inc. (b)	451	18,085
Containers & Packaging Total		83,970
Metals & Mining – 0.8%
Alcoa, Inc.	3,532	99,037
Allegheny Technologies, Inc. (b)	407	25,312
Freeport-McMoRan Copper & Gold, Inc., Class B	805	42,874
Newmont Mining Corp.	1,839	78,617
Nucor Corp. (b)	1,251	61,912
Phelps Dodge Corp.	828	70,132
United States Steel Corp. (b)	509	29,359
Metals & Mining Total		407,243
Paper & Forest Products – 0.3%
International Paper Co.	1,845	63,892
Louisiana-Pacific Corp.	420	7,884
MeadWestvaco Corp. (b)	736	19,511
Weyerhaeuser Co. (b)	1,007	61,961
Paper & Forest Products Total		153,248
MATERIALS TOTAL		1,408,943
TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	15,864	516,532
BellSouth Corp.	7,407	316,649
CenturyTel, Inc.	464	18,407
Citizens Communications Co. (b)	1,304	18,308
Embarq Corp.	603	29,167
Qwest Communications International, Inc. (a)	6,531	56,950
Verizon Communications, Inc.	11,830	439,248
Windstream Corp. (b)	1,947	25,681
Diversified Telecommunication Services Total		1,420,942
Wireless Telecommunication Services – 0.6%
ALLTEL Corp.	1,593	88,412

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Sprint Nextel Corp.	12,203	209,281
Wireless Telecommunication Services Total		297,693
TELECOMMUNICATION SERVICES TOTAL		1,718,635
UTILITIES – 3.4%
Electric Utilities – 1.5%
Allegheny Energy, Inc. (a)	667	26,793
American Electric Power Co., Inc.	1,607	58,447
Edison International	1,331	55,423
Entergy Corp.	853	66,730
Exelon Corp.	2,723	164,850
FirstEnergy Corp.	1,357	75,802
FPL Group, Inc. (b)	1,650	74,250
Pinnacle West Capital Corp.	412	18,561
PPL Corp.	1,564	51,456
Progress Energy, Inc. (b)	1,029	46,696
Southern Co. (b)	3,031	104,448
Electric Utilities Total		743,456
Gas Utilities – 0.0%
Nicor, Inc. (b)	170	7,269
Peoples Energy Corp. (b)	152	6,179
Gas Utilities Total		13,448
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	2,701	55,073
Constellation Energy Group, Inc.	737	43,631
Dynegy, Inc., Class A (a)	1,550	8,587
TXU Corp.	1,881	117,600
Independent Power Producers & Energy Traders Total		224,891
Multi-Utilities – 1.4%
Ameren Corp. (b)	839	44,291
CenterPoint Energy, Inc. (b)	1,268	18,158
CMS Energy Corp. (a)	900	12,996
Consolidated Edison, Inc. (b)	1,010	46,662
Dominion Resources, Inc.	1,445	110,528
DTE Energy Co. (b)	729	30,261
Duke Energy Corp.	5,130	154,926
KeySpan Corp. (b)	719	29,579
NiSource, Inc.	1,109	24,110
PG&E Corp. (b)	1,422	59,226
Public Service Enterprise Group, Inc.	1,025	62,720

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Sempra Energy	1,059	53,215
TECO Energy, Inc.	850	13,302
Xcel Energy, Inc. (b)	1,657	34,217
Multi-Utilities Total		694,191
UTILITIES TOTAL		1,675,986

Total Common Stocks (cost of $36,517,956)		49,109,463
Securities Lending Collateral – 7.0%
State Street Navigator Securities Lending Prime Portfolio (e)	3,470,710	3,470,710
Total Securities Lending Collateral (cost of $3,470,710)		3,470,710

	Par ($)
Short-Term Obligation – 0.5%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.95%, collateralized by a U.S. Treasury Bond maturing 11/15/10, market value of $233,163 (repurchase proceeds $228,094)	228,000	228,000

Total Short-Term Obligation (cost of $228,000)		228,000

Total Investments – 107.8% (cost of $40,216,666)(f)(g)		52,808,173

Other Assets & Liabilities, Net – (7.8)%		(3,857,965)

Net Assets – 100.0%		48,950,208

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Company may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $3,371,892.

(c)	Investments in affiliates during the nine months ended September 30, 2006:

	Security name:	Bank of America Corp.
	Shares as of 12/31/05:	18,622
	Shares purchased:	3,009
	Shares sold:	(3,151)
	Shares as of 09/30/06:	18,480
	Net realized gain:	$10,477
	Dividend income earned:	$30,332
	Value at end of period:	$989,974

(d)	Security pledged as collateral for open futures contracts.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $36,745,956.

(g)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$14,601,436	$(2,009,929)	$12,591,507

At September 30, 2006, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	1	$336,350	$331,487	Dec-2006	$4,863

Security Sold Short at September 30, 2006 was as follows:

	Shares	Value
Tim Hortons, Inc. (proceeds of $17,350)	663	$17,437

Acronym	Name

REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 100.0%
CONSUMER DISCRETIONARY – 9.8%
Auto Components – 0.9%
BorgWarner, Inc.	40,330	2,305,666
Modine Manufacturing Co.	62,700	1,525,491
Auto Components Total		3,831,157
Distributors – 0.3%
Building Material Holding Corp.	53,620	1,395,192
Distributors Total		1,395,192
Hotels, Restaurants & Leisure – 2.1%
Bob Evans Farms, Inc.	47,760	1,446,173
Jack in the Box, Inc. (a)	9,475	494,405
Landry’s Restaurants, Inc.	66,970	2,019,145
Multimedia Games, Inc. (a)	85,922	780,172
Scientific Games Corp., Class A (a)	75,780	2,409,804
Vail Resorts, Inc. (a)	40,380	1,616,008
Hotels, Restaurants & Leisure Total		8,765,707
Household Durables – 1.9%
American Greetings Corp., Class A	146,730	3,392,398
CSS Industries, Inc.	41,760	1,241,107
Furniture Brands International, Inc.	74,570	1,419,813
Kimball International, Inc., Class B	89,960	1,736,228
Household Durables Total		7,789,546
Media – 0.3%
4Kids Entertainment, Inc. (a)	79,500	1,311,750
Scholastic Corp. (a)	588	18,316
Media Total		1,330,066
Specialty Retail – 2.6%
Borders Group, Inc.	64,710	1,320,084
GameStop Corp., Class A (a)	48,430	2,241,341
Monro Muffler, Inc.	68,995	2,346,520
Payless Shoesource, Inc. (a)	53,620	1,335,138
Rent-A-Center, Inc. (a)	75,990	2,225,747
Zale Corp. (a)	55,830	1,548,724
Specialty Retail Total		11,017,554
Textiles, Apparel & Luxury Goods – 1.7%
Delta Apparel, Inc.	50,110	977,646
Hampshire Group Ltd. (a)	93,490	1,157,406
Hartmarx Corp. (a)	172,166	1,165,564
Stride Rite Corp.	82,770	1,155,469

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Wolverine World Wide, Inc.	97,850	2,770,134
Textiles, Apparel & Luxury Goods Total		7,226,219
CONSUMER DISCRETIONARY TOTAL		41,355,441
CONSUMER STAPLES – 3.4%
Food & Staples Retailing – 1.0%
BJ’s Wholesale Club, Inc. (a)	36,220	1,056,899
Weis Markets, Inc.	81,180	3,230,964
Food & Staples Retailing Total		4,287,863
Food Products – 2.4%
Flowers Foods, Inc.	50,433	1,355,639
J&J Snack Foods Corp.	44,598	1,386,998
Lancaster Colony Corp.	38,920	1,742,059
Lance, Inc.	65,300	1,437,906
Maui Land & Pineapple Co., Inc. (a)	39,940	1,185,020
Premium Standard Farms, Inc.	58,498	1,114,387
Ralcorp Holdings, Inc. (a)	38,740	1,868,430
Food Products Total		10,090,439
CONSUMER STAPLES TOTAL		14,378,302
ENERGY – 5.5%
Energy Equipment & Services – 2.3%
Complete Production Services, Inc. (a)	37,060	731,564
Grey Wolf, Inc. (a)	252,300	1,685,364
Lone Star Technologies, Inc. (a)	21,610	1,045,492
Lufkin Industries, Inc.	58,242	3,082,167
Oil States International, Inc. (a)	31,310	861,025
Superior Well Services, Inc. (a)	19,280	381,744
TriCo Marine Services, Inc. (a)	63,237	2,134,249
Energy Equipment & Services Total		9,921,605
Oil, Gas & Consumable Fuels – 3.2%
Alpha Natural Resources, Inc. (a)	60,050	946,388
Bois d’Arc Energy, Inc. (a)	59,297	907,244
Comstock Resources, Inc. (a)	25,750	699,112
Harvest Natural Resources, Inc. (a)	116,740	1,208,259
Houston Exploration Co. (a)	19,960	1,100,794
Nordic American Tanker Shipping	50,461	1,756,043
Peabody Energy Corp.	36,460	1,340,999
Range Resources Corp.	95,090	2,400,071
Stone Energy Corp. (a)	29,020	1,174,730

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Swift Energy Co. (a)	23,740	992,807
Western Refining, Inc.	37,630	874,521
Oil, Gas & Consumable Fuels Total		13,400,968
ENERGY TOTAL		23,322,573
FINANCIALS – 29.9%
Capital Markets – 0.8%
Piper Jaffray Companies, Inc. (a)	38,610	2,340,538
Thomas Weisel Partners Group, Inc. (a)	67,631	1,085,478
Capital Markets Total		3,426,016
Commercial Banks – 12.1%
BancFirst Corp.	30,398	1,420,195
BancTrust Financial Group, Inc.	58,928	1,643,502
Bank of Granite Corp.	105,471	1,848,911
Bryn Mawr Bank Corp.	68,407	1,511,795
Capitol Bancorp Ltd.	73,046	3,250,547
Central Pacific Financial Corp.	42,200	1,543,676
Chemical Financial Corp.	76,235	2,262,655
Chittenden Corp.	75,090	2,154,332
Citizens Banking Corp.	82,350	2,162,511
City Holding Co.	42,460	1,692,880
Columbia Banking System, Inc.	52,860	1,692,049
Community Trust Bancorp, Inc.	60,662	2,283,924
First Citizens BancShares, Inc., Class A	6,680	1,276,548
First Financial Bankshares, Inc.	43,364	1,654,337
First Financial Corp.	56,050	1,788,555
Mass Financial Corp., Class A (a)	154,340	183,665
Merchants Bancshares, Inc.	57,520	1,351,720
Mid-State Bancshares	92,370	2,527,243
Northrim BanCorp, Inc.	59,470	1,570,008
S&T Bancorp, Inc.	52,500	1,706,250
Sandy Spring Bancorp, Inc.	35,850	1,267,656
Sterling Bancorp NY	73,410	1,443,241
Susquehanna Bancshares, Inc.	83,670	2,044,895
Taylor Capital Group, Inc.	56,950	1,682,872
TriCo Bancshares	74,987	1,855,928
Trustmark Corp.	42,500	1,335,775
UMB Financial Corp.	77,110	2,819,913
Whitney Holding Corp.	80,350	2,874,119
Commercial Banks Total		50,849,702

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.7%
Advance America Cash Advance Centers, Inc.	204,880	2,954,370
Cash America International, Inc.	111,020	4,338,661
Consumer Finance Total		7,293,031
Diversified Financial Services – 0.4%
Medallion Financial Corp.	142,400	1,570,672
Diversified Financial Services Total		1,570,672
Insurance – 7.3%
American Physicians Capital, Inc. (a)	41,344	2,000,223
Argonaut Group, Inc. (a)	42,800	1,328,084
Baldwin & Lyons, Inc., Class B	57,871	1,401,636
CNA Surety Corp. (a)	110,590	2,233,918
Commerce Group, Inc.	68,912	2,070,805
Delphi Financial Group, Inc., Class A	81,059	3,232,633
Harleysville Group, Inc.	50,275	1,759,122
Horace Mann Educators Corp.	106,710	2,052,033
KMG America Corp. (a)	173,019	1,271,690
National Western Life Insurance Co., Class A (a)	5,685	1,306,925
Navigators Group, Inc. (a)	76,717	3,683,183
Phoenix Companies, Inc.	163,580	2,290,120
ProCentury Corp.	134,707	2,020,605
RLI Corp.	39,657	2,014,179
United America Indemnity Ltd., Class A (a)	95,430	2,144,312
Insurance Total		30,809,468
Real Estate Investment Trusts (REITs) – 6.8%
Cousins Properties, Inc., REIT	37,610	1,286,638
Crescent Real Estate Equities Co., REIT	85,045	1,854,831
Entertainment Properties Trust, REIT	30,924	1,525,172
Equity One, Inc., REIT	87,789	2,104,302
Franklin Street Properties Corp., REIT	109,542	2,175,504
Getty Realty Corp., REIT	62,620	1,833,514
Healthcare Realty Trust, Inc.	67,840	2,605,734
Highland Hospitality Corp., REIT	122,650	1,757,575
Lexington Corporate Properties Trust, REIT	93,155	1,973,023
Mid-America Apartment Communities, Inc., REIT	53,650	3,284,453
Potlatch Corp., REIT	50,485	1,872,993

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Strategic Hotels & Resorts, Inc., REIT	108,500	2,156,980
U-Store-It Trust, REIT	39,926	856,812
Universal Health Realty Income Trust, REIT	45,980	1,648,383
Urstadt Biddle Properties, Inc., Class A, REIT	90,210	1,639,116
Real Estate Investment Trusts (REITs) Total		28,575,030
Thrifts & Mortgage Finance – 0.8%
Corus Bankshares, Inc.	98,939	2,212,276
TrustCo Bank Corp. NY	117,230	1,270,773
Thrifts & Mortgage Finance Total		3,483,049
FINANCIALS TOTAL		126,006,968
HEALTH CARE – 9.3%
Health Care Equipment & Supplies – 2.5%
Analogic Corp.	23,870	1,225,009
DJO, Inc. (a)	31,540	1,309,856
Greatbatch, Inc. (a)	44,605	1,008,965
Haemonetics Corp. (a)	49,160	2,300,688
STERIS Corp.	113,680	2,735,141
Viasys Healthcare, Inc. (a)	39,260	1,069,442
Vital Signs, Inc.	19,010	1,076,156
Health Care Equipment & Supplies Total		10,725,257
Health Care Providers & Services – 5.0%
Cross Country Healthcare, Inc. (a)	105,200	1,788,400
Genesis HealthCare Corp. (a)	53,640	2,554,873
Gentiva Health Services, Inc. (a)	110,340	1,813,990
Hooper Holmes, Inc. (a)	180,030	606,701
Kindred Healthcare, Inc. (a)	96,570	2,871,026
Owens & Minor, Inc.	53,360	1,755,010
Pediatrix Medical Group, Inc. (a)	88,900	4,053,840
RehabCare Group, Inc. (a)	46,330	606,923
Res-Care, Inc. (a)	97,140	1,951,543
Symbion, Inc. (a)	61,860	1,135,750
U.S. Physical Therapy, Inc. (a)	66,360	791,011
United Surgical Partners International, Inc. (a)	48,580	1,206,241
Health Care Providers & Services Total		21,135,308
Life Sciences Tools & Services – 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	29,090	2,057,536
PAREXEL International Corp. (a)	88,670	2,934,090

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Varian, Inc. (a)	24,010	1,101,339
Life Sciences Tools & Services Total		6,092,965
Pharmaceuticals – 0.3%
Alpharma, Inc., Class A	54,750	1,280,602
Pharmaceuticals Total		1,280,602
HEALTH CARE TOTAL		39,234,132
INDUSTRIALS – 17.0%
Aerospace & Defense – 2.5%
AAR Corp. (a)	101,223	2,413,156
Esterline Technologies Corp. (a)	69,590	2,349,358
Moog, Inc., Class A (a)	34,780	1,205,475
Precision Castparts Corp.	71,940	4,543,731
Aerospace & Defense Total		10,511,720
Airlines – 1.0%
JetBlue Airways Corp. (a)	129,100	1,196,757
Republic Airways Holdings, Inc. (a)	71,770	1,113,870
Skywest, Inc.	75,580	1,853,222
Airlines Total		4,163,849
Building Products – 1.3%
Goodman Global, Inc. (a)	64,936	866,895
Lennox International, Inc.	47,000	1,076,300
NCI Building Systems, Inc. (a)	63,110	3,671,109
Building Products Total		5,614,304
Commercial Services & Supplies – 3.7%
ABM Industries, Inc.	75,480	1,416,005
Casella Waste Systems, Inc., Class A (a)	106,090	1,096,971
CBIZ, Inc. (a)	95,604	697,909
Consolidated Graphics, Inc. (a)	61,440	3,696,845
Healthcare Services Group, Inc.	88,496	2,226,559
IKON Office Solutions, Inc.	83,050	1,116,192
Korn/Ferry International (a)	72,290	1,513,753
TeleTech Holdings, Inc. (a)	149,380	2,334,809
United Stationers, Inc. (a)	33,850	1,574,363
Commercial Services & Supplies Total		15,673,406
Construction & Engineering – 2.0%
EMCOR Group, Inc. (a)	47,130	2,584,609
KHD Humboldt Wedag International Ltd. (a)	135,480	4,418,003

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
Washington Group International, Inc. (a)	22,630	1,332,002
Construction & Engineering Total		8,334,614
Electrical Equipment – 2.0%
Belden CDT, Inc.	46,160	1,764,697
Genlyte Group, Inc. (a)	54,090	3,851,208
Woodward Governor Co.	79,770	2,675,486
Electrical Equipment Total		8,291,391
Machinery – 1.8%
EnPro Industries, Inc. (a)	76,200	2,290,572
Harsco Corp.	54,340	4,219,501
Kadant, Inc. (a)	33,753	828,974
Machinery Total		7,339,047
Road & Rail – 1.5%
Dollar Thrifty Automotive Group, Inc. (a)	23,890	1,064,777
Ryder System, Inc.	32,310	1,669,781
Swift Transportation Co., Inc. (a)	31,090	737,455
Werner Enterprises, Inc.	151,110	2,827,268
Road & Rail Total		6,299,281
Trading Companies & Distributors – 0.9%
Kaman Corp.	67,650	1,218,376
Watsco, Inc.	56,760	2,611,528
Trading Companies & Distributors Total		3,829,904
Transportation Infrastructure – 0.3%
Interpool, Inc.	63,859	1,434,273
Transportation Infrastructure Total		1,434,273
INDUSTRIALS TOTAL		71,491,789
INFORMATION TECHNOLOGY – 15.0%
Communications Equipment – 1.8%
Anaren, Inc. (a)	124,590	2,625,111
Black Box Corp.	29,226	1,137,476
Dycom Industries, Inc. (a)	91,190	1,960,585
Polycom, Inc. (a)	46,340	1,136,720
Tollgrade Communications, Inc. (a)	76,790	687,271
Communications Equipment Total		7,547,163
Computers & Peripherals – 1.4%
Electronics for Imaging, Inc. (a)	86,960	1,989,645
Emulex Corp. (a)	82,790	1,504,294
Imation Corp.	37,980	1,524,897

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Mobility Electronics, Inc. (a)	124,010	689,496
Computers & Peripherals Total		5,708,332
Electronic Equipment & Instruments – 3.5%
Agilysys, Inc.	59,170	830,747
Anixter International, Inc. (a)	39,840	2,249,765
Benchmark Electronics, Inc. (a)	89,495	2,405,625
Brightpoint, Inc. (a)	188,174	2,675,834
Coherent, Inc. (a)	37,468	1,298,641
MTS Systems Corp.	52,990	1,713,697
NAM TAI Electronics, Inc.	104,350	1,282,461
Vishay Intertechnology, Inc. (a)	160,000	2,246,400
Electronic Equipment & Instruments Total		14,703,170
Internet Software & Services – 0.2%
Digitas, Inc. (a)	60,480	581,818
Keynote Systems, Inc. (a)	35,057	369,150
Internet Software & Services Total		950,968
IT Services – 1.5%
Acxiom Corp.	28,089	692,675
CSG Systems International, Inc. (a)	29,605	782,460
MAXIMUS, Inc.	32,330	843,813
MPS Group, Inc. (a)	264,130	3,991,004
IT Services Total		6,309,952
Semiconductors & Semiconductor Equipment – 4.3%
Actel Corp. (a)	83,750	1,302,313
Advanced Energy Industries, Inc. (a)	73,210	1,247,498
Asyst Technologies, Inc. (a)	166,911	1,128,318
ATMI, Inc. (a)	49,260	1,431,988
Brooks Automation, Inc. (a)	59,992	782,896
Cabot Microelectronics Corp. (a)	30,890	890,250
Cymer, Inc. (a)	30,340	1,332,229
Exar Corp. (a)	90,860	1,207,529
Fairchild Semiconductor International, Inc. (a)	104,860	1,960,882
MEMC Electronic Materials, Inc. (a)	46,340	1,697,434
Standard Microsystems Corp. (a)	81,250	2,309,125
Varian Semiconductor Equipment Associates, Inc. (a)	48,145	1,766,922
Veeco Instruments, Inc. (a)	61,410	1,237,412
Semiconductors & Semiconductor Equipment Total		18,294,796

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 2.3%
Captaris, Inc. (a)	186,990	1,095,761
Lawson Software, Inc. (a)	221,790	1,607,978
MSC.Software Corp. (a)	119,430	1,839,222
Sybase, Inc. (a)	76,650	1,857,996
Synchronoss Technologies, Inc. (a)	108,525	1,028,817
Transaction Systems Architects, Inc. (a)	63,240	2,170,397
Software Total		9,600,171
INFORMATION TECHNOLOGY TOTAL		63,114,552
MATERIALS – 6.0%
Chemicals – 1.5%
H.B. Fuller Co.	125,780	2,948,283
Minerals Technologies, Inc.	34,970	1,867,398
Sensient Technologies Corp.	86,120	1,685,369
Chemicals Total		6,501,050
Construction Materials – 0.6%
Eagle Materials, Inc.	78,530	2,644,890
Construction Materials Total		2,644,890
Containers & Packaging – 1.5%
AptarGroup, Inc.	41,020	2,087,098
Greif, Inc., Class A	53,100	4,253,841
Containers & Packaging Total		6,340,939
Metals & Mining – 1.6%
Carpenter Technology Corp.	22,170	2,383,497
Metal Management, Inc.	36,360	1,012,262
RTI International Metals, Inc. (a)	39,380	1,716,181
Worthington Industries, Inc.	88,890	1,516,463
Metals & Mining Total		6,628,403
Paper & Forest Products – 0.8%
Glatfelter Co.	125,110	1,695,240

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Mercer International, Inc. (a)	162,800	1,536,832
Paper & Forest Products Total		3,232,072
MATERIALS TOTAL		25,347,354
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
North Pittsburgh Systems, Inc.	56,730	1,427,894
Diversified Telecommunication Services Total		1,427,894
TELECOMMUNICATION SERVICES TOTAL		1,427,894
UTILITIES – 3.8%
Electric Utilities – 2.1%
ALLETE, Inc.	32,690	1,420,380
El Paso Electric Co. (a)	90,220	2,015,515
Maine & Maritimes Corp. (a)	18,010	301,668
MGE Energy, Inc.	47,070	1,524,127
Otter Tail Corp.	60,210	1,760,540
Puget Energy, Inc.	86,850	1,974,100
Electric Utilities Total		8,996,330
Gas Utilities – 0.9%
Northwest Natural Gas Co.	44,880	1,762,887
WGL Holdings, Inc.	64,850	2,032,399
Gas Utilities Total		3,795,286
Multi-Utilities – 0.8%
CH Energy Group, Inc.	61,690	3,175,184
Multi-Utilities Total		3,175,184
UTILITIES TOTAL		15,966,800

Total Common Stocks (cost of $363,740,181)		421,645,805

Total Investments – 100.0% (cost of $363,740,181)(b)(c)	421,645,805

Other Assets & Liabilities, Net – 0.0%	58,971

Net Assets – 100.0%	421,704,776

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $363,740,181.

(c)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$73,056,681	$(15,151,057)	$57,905,624

Acronym	Name

REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 95.1%
CONSUMER DISCRETIONARY – 15.5%
Diversified Consumer Services – 3.4%
Sotheby’s Holdings, Class A	27,692	892,790
Steiner Leisure Ltd. (a)	23,453	986,199
Strayer Education, Inc.	10,711	1,159,037
Diversified Consumer Services Total		3,038,026
Hotels, Restaurants & Leisure – 3.0%
California Pizza Kitchen, Inc. (a)	12,993	388,880
Pinnacle Entertainment, Inc. (a)	17,563	493,872
Ruth’s Chris Steak House (a)	30,536	574,687
Scientific Games Corp., Class A (a)	20,190	642,042
Shuffle Master, Inc. (a)	21,470	579,905
Hotels, Restaurants & Leisure Total		2,679,386
Household Durables – 2.3%
Desarrolladora Homex SA de CV, ADR (a)	11,226	423,894
Interface, Inc., Class A (a)	45,164	581,712
Tempur-Pedic International, Inc. (a)	59,134	1,015,331
Household Durables Total		2,020,937
Internet & Catalog Retail – 1.7%
Nutri/System, Inc. (a)	8,650	538,809
Priceline.com, Inc. (a)	26,460	973,463
Internet & Catalog Retail Total		1,512,272
Media – 0.6%
Focus Media Holding Ltd., ADR (a)	9,080	525,913
Media Total		525,913
Specialty Retail – 3.7%
Aeropostale, Inc. (a)	31,720	927,176
DSW, Inc., Class A (a)	13,070	411,705
GameStop Corp., Class A (a)	7,414	343,120
Gymboree Corp. (a)	13,840	583,771
Tween Brands, Inc. (a)	12,112	455,411
Zumiez, Inc. (a)	18,620	502,740
Specialty Retail Total		3,223,923

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc. (a)	27,484	725,303
Textiles, Apparel & Luxury Goods Total		725,303
CONSUMER DISCRETIONARY TOTAL		13,725,760
CONSUMER STAPLES – 0.5%
Food Products – 0.5%
Corn Products International, Inc.	13,830	450,028
Food Products Total		450,028
CONSUMER STAPLES TOTAL		450,028

	Par ($)	Value ($)
ENERGY – 6.8%
Energy Equipment & Services – 2.5%
Dril-Quip, Inc. (a)	4,150	280,872
Hydril (a)	6,354	356,205
Superior Energy Services, Inc. (a)	28,199	740,506
Tetra Technologies, Inc. (a)	15,739	380,254
Todco (a)	13,743	475,508
Energy Equipment & Services Total		2,233,345
Oil, Gas & Consumable Fuels – 4.3%
Denbury Resources, Inc. (a)	16,650	481,185
Foundation Coal Holdings, Inc.	23,479	760,015
Parallel Petroleum Corp. (a)	38,595	774,216
World Fuel Services Corp.	44,070	1,782,631
Oil, Gas & Consumable Fuels Total		3,798,047
ENERGY TOTAL		6,031,392
FINANCIALS – 11.3%
Capital Markets – 2.4%
Affiliated Managers Group, Inc. (a)	14,132	1,414,754
Calamos Asset Management, Inc., Class A	26,052	763,845
Capital Markets Total		2,178,599
Commercial Banks – 2.7%
First Republic Bank	15,760	670,746
Hancock Holding Co.	13,990	749,164
Sterling Bancshares, Inc.	36,460	738,315
Sterling Financial Corp.	6,620	214,687
Commercial Banks Total		2,372,912
Consumer Finance – 1.6%
Advanta Corp., Class B	10,350	381,915
Cash America International, Inc.	15,420	602,613

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
First Cash Financial Services, Inc. (a)	20,610	424,360
Consumer Finance Total		1,408,888
Diversified Financial Services – 0.9%
International Securities Exchange Holdings, Inc.	17,300	811,197
Diversified Financial Services Total		811,197
Insurance – 0.5%
ProAssurance Corp. (a)	9,078	447,364
Insurance Total		447,364
Real Estate Investment Trusts (REITs) – 1.9%
Alexandria Real Estate Equities, Inc., REIT	5,899	553,326
Home Properties, Inc., REIT	9,611	549,365
Washington Real Estate Investment Trust, REIT	15,180	604,164
Real Estate Investment Trusts (REITs) Total		1,706,855
Real Estate Management & Development – 1.3%
Jones Lang LaSalle, Inc.	13,120	1,121,498
Real Estate Management & Development Total		1,121,498
FINANCIALS TOTAL		10,047,313
HEALTH CARE – 16.5%
Biotechnology – 2.9%
Alkermes, Inc. (a)	15,830	250,906
Arena Pharmaceuticals, Inc. (a)	29,280	350,774
Cubist Pharmaceuticals, Inc. (a)	10,987	238,857
Digene Corp. (a)	29,820	1,286,733
Senomyx, Inc. (a)	28,513	438,245
Biotechnology Total		2,565,515
Health Care Equipment & Supplies – 5.3%
Haemonetics Corp. (a)	12,484	584,251
Hologic, Inc. (a)	16,381	712,901
Intuitive Surgical, Inc. (a)	6,514	686,901
Kyphon, Inc. (a)	18,430	689,651
Mentor Corp.	13,750	692,863
Meridian Bioscience, Inc.	23,802	559,585
Neurometrix, Inc. (a)	17,870	339,709
West Pharmaceutical Services, Inc.	9,872	387,673
Health Care Equipment & Supplies Total		4,653,534
Health Care Providers & Services – 3.1%
AMN Healthcare Services, Inc. (a)	9,080	215,650
HealthExtras, Inc. (a)	22,745	643,911

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Pediatrix Medical Group, Inc. (a)	21,125	963,300
Psychiatric Solutions, Inc. (a)	15,050	513,054
WellCare Health Plans, Inc. (a)	7,524	426,084
Health Care Providers & Services Total		2,761,999
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	51,317	1,152,067
Health Care Technology Total		1,152,067
Life Sciences Tools & Services – 3.5%
Dionex Corp. (a)	10,990	559,830
ICON PLC, ADR (a)	6,080	429,126
Illumina, Inc. (a)	32,597	1,077,005
Nektar Therapeutics (a)	44,082	635,222
Ventana Medical Systems, Inc. (a)	9,607	392,254
Life Sciences Tools & Services Total		3,093,437
Pharmaceuticals – 0.4%
Hi-Tech Pharmacal Co., Inc. (a)	29,676	375,105
Pharmaceuticals Total		375,105
HEALTH CARE TOTAL		14,601,657
INDUSTRIALS – 13.5%
Aerospace & Defense – 1.0%
BE Aerospace, Inc. (a)	13,590	286,613
Teledyne Technologies, Inc. (a)	16,120	638,352
Aerospace & Defense Total		924,965
Air Freight & Logistics – 1.9%
EGL, Inc. (a)	16,031	584,170
HUB Group, Inc., Class A (a)	26,634	606,722
UTI Worldwide, Inc.	18,210	509,334
Air Freight & Logistics Total		1,700,226
Airlines – 0.6%
Copa Holdings SA, Class A	16,202	556,215
Airlines Total		556,215
Commercial Services & Supplies – 3.0%
IHS, Inc., Class A (a)	10,750	344,860
Kenexa Corp. (a)	26,385	665,430
Mobile Mini, Inc. (a)	25,043	711,472
Waste Connections, Inc. (a)	24,840	941,684
Commercial Services & Supplies Total		2,663,446

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.7%
Quanta Services, Inc. (a)	34,480	581,333
Construction & Engineering Total		581,333
Electrical Equipment – 2.2%
Belden CDT, Inc.	10,990	420,147
General Cable Corp. (a)	17,624	673,413
Genlyte Group, Inc. (a)	12,029	856,465
Electrical Equipment Total		1,950,025
Machinery – 1.5%
Trinity Industries, Inc.	20,956	674,155
Wabtec Corp.	23,979	650,550
Machinery Total		1,324,705
Marine – 1.4%
American Commercial Lines, Inc. (a)	13,620	809,709
Kirby Corp. (a)	14,680	459,924
Marine Total		1,269,633
Road & Rail – 1.2%
Dollar Thrifty Automotive Group, Inc. (a)	13,550	603,924
Landstar System, Inc.	10,563	451,040
Road & Rail Total		1,054,964
INDUSTRIALS TOTAL		12,025,512
INFORMATION TECHNOLOGY – 27.1%
Communications Equipment – 4.2%
AudioCodes Ltd. (a)	59,494	558,648
CommScope, Inc. (a)	15,008	493,163
F5 Networks, Inc. (a)	12,694	681,922
NICE Systems Ltd., ADR (a)	38,120	1,054,780
Polycom, Inc. (a)	36,990	907,365
Communications Equipment Total		3,695,878
Computers & Peripherals – 0.4%
Stratasys, Inc. (a)	12,365	326,560
Computers & Peripherals Total		326,560
Electronic Equipment & Instruments – 4.4%
Anixter International, Inc. (a)	13,631	769,743
FLIR Systems, Inc. (a)	15,930	432,659
Global Imaging Systems, Inc. (a)	25,012	552,015
Itron, Inc. (a)	8,350	465,930
Rogers Corp. (a)	15,190	937,982
Trimble Navigation Ltd. (a)	16,860	793,769
Electronic Equipment & Instruments Total		3,952,098

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 3.1%
AQuantive, Inc. (a)	40,094	947,020
CNET Networks, Inc. (a)	77,330	740,822
Equinix, Inc. (a)	5,150	309,515
ValueClick, Inc. (a)	41,458	768,631
Internet Software & Services Total		2,765,988
IT Services – 2.4%
Euronet Worldwide, Inc. (a)	18,220	447,301
Kanbay International, Inc. (a)	14,450	297,092
Keane, Inc. (a)	47,182	679,893
MPS Group, Inc. (a)	47,630	719,689
IT Services Total		2,143,975
Semiconductors & Semiconductor Equipment – 5.6%
Atheros Communications, Inc. (a)	41,399	750,564
Cymer, Inc. (a)	21,485	943,406
FormFactor, Inc. (a)	10,300	433,939
Netlogic Microsystems, Inc. (a)	29,808	756,229
SiRF Technology Holdings, Inc. (a)	35,150	843,249
Tessera Technologies, Inc. (a)	35,308	1,228,012
Semiconductors & Semiconductor Equipment Total		4,955,399
Software – 7.0%
ANSYS, Inc. (a)	12,123	535,594
Hyperion Solutions Corp. (a)	6,914	238,395
Informatica Corp. (a)	13,610	184,960
Macrovision Corp. (a)	25,058	593,624
Micros Systems, Inc. (a)	19,685	962,990
Open Solutions, Inc. (a)	23,077	664,848
Progress Software Corp. (a)	15,227	395,902
Quality Systems, Inc. (a)	16,710	648,181
Quest Software, Inc. (a)	26,450	377,706
SPSS, Inc. (a)	8,530	212,653
Sybase, Inc. (a)	9,720	235,613
Transaction Systems Architects, Inc. (a)	24,927	855,494

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Ultimate Software Group, Inc. (a)	11,764	276,807
Software Total		6,182,767
INFORMATION TECHNOLOGY TOTAL		24,022,665
MATERIALS – 2.2%
Chemicals – 1.0%
Albemarle Corp.	8,211	446,104
Symyx Technologies, Inc. (a)	24,177	512,310
Chemicals Total		958,414
Containers & Packaging – 0.3%
Greif, Inc., Class A	3,100	248,341
Containers & Packaging Total		248,341
Metals & Mining – 0.9%
Coeur d’Alene Mines Corp. (a)	107,900	508,209
Silver Wheaton Corp. (a)	29,210	275,743
Metals & Mining Total		783,952
MATERIALS TOTAL		1,990,707
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 0.8%
Iowa Telecommunications Services, Inc.	37,500	742,125
Diversified Telecommunication Services Total		742,125
Wireless Telecommunication Services – 0.9%
SBA Communications Corp., Class A (a)	32,834	798,851
Wireless Telecommunication Services Total		798,851
TELECOMMUNICATION SERVICES TOTAL		1,540,976

Total Common Stocks (cost of $80,532,083)		84,436,010
INVESTMENT COMPANIES – 1.5%
Biotech HOLDRs Trust	2,420	447,022
iShares Nasdaq Biotechnology Index Fund	12,070	890,525

Total Investment Companies (cost of $1,291,963)		1,337,547

Short-Term Obligation – 3.4%
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.95%, collateralized by a U.S. Treasury Bond maturing 11/15/26, market value of $3,75,088 (repurchase proceeds $3,010,241)	3,009,000	3,009,000

Total Short-Term Obligation (cost of $3,009,000)		3,009,000

Total Investments – 100.0% (cost of $84,833,046)(b)(c)	88,782,557

Other Assets & Liabilities, Net – 0.0%	(26,410)

Net Assets – 100.0%	88,756,147

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $84,833,046.

(c)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,743,956	$(3,794,445)	$3,949,511

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO
September 30, 2006 (Unaudited)	Columbia Strategic Income Fund, Variable Series

			Par ($)	Value ($)*
Government & Agency Obligations – 54.4%
FOREIGN GOVERNMENT OBLIGATIONS – 31.1%
Aries Vermoegensverwaltungs GmbH
	6.182% 10/25/07(a)	EUR	250,000	327,538
	7.750% 10/25/09(b)		250,000	352,486
Corp. Andina de Fomento
	6.375% 06/18/09		510,000	683,989
European Investment Bank
	5.500% 12/07/11	GBP	380,000	727,232
Federal Republic of Brazil
	7.375% 02/03/15	EUR	450,000	649,939
	8.750% 02/04/25	USD	705,000	839,655
	11.000% 08/17/40(c)		410,000	534,025
	12.500% 01/05/22	BRL	350,000	161,977
Federal Republic of Germany
	4.250% 07/04/14	EUR	830,000	1,092,571
	5.000% 07/04/12		555,000	752,455
	6.000% 06/20/16		970,000	1,456,294
Government of Canada
	4.500% 06/01/15	CAD	1,075,000	998,820
	5.750% 06/01/29		530,000	587,616
	10.000% 06/01/08		1,756,000	1,722,726
Government of New Zealand
	6.000% 11/15/11	NZD	540,000	349,957
Kingdom of Norway
	5.500% 05/15/09	NOK	9,340,000	1,485,487
	6.000% 05/16/11		6,520,000	1,082,261
Kingdom of Spain
	5.500% 07/30/17	EUR	1,230,000	1,797,791
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,220,000	1,301,191
	6.750% 05/05/14		10,070,000	1,655,442
New South Wales Treasury Corp.
	7.000% 12/01/10	AUD	890,000	688,043
Province of Ontario
	5.000% 03/08/14	CAD	760,000	715,940
Province of Quebec
	6.000% 10/01/12		230,000	225,708
Republic of Bulgaria
	8.250% 01/15/15	USD	700,000	823,340

			Par ($)	Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of Colombia
	8.125% 05/21/24		245,000	269,500
	9.750% 04/09/11		499,608	543,324
	11.375% 01/31/08	EUR	365,000	503,337
Republic of France
	4.000% 04/25/14		945,000	1,223,616
	4.750% 10/25/12		550,000	738,430
Republic of Panama
	8.875% 09/30/27	USD	795,000	983,813
Republic of Peru
	7.500% 10/14/14	EUR	315,000	451,363
	9.875% 02/06/15	USD	110,000	136,125
Republic of Poland
	5.750% 03/24/10	PLN	2,345,000	758,657
Republic of South Africa
	6.500% 06/02/14	USD	1,090,000	1,144,500
	13.000% 08/31/10	ZAR	2,070,000	303,560
Republic of Venezuela
	9.250% 09/15/27	USD	868,000	1,062,866
Russian Federation
	5.000% 03/31/30(d) (7.500% 03/31/07)		645,000	719,885
	11.000% 07/24/18		655,000	943,069
	12.750% 06/24/28		675,000	1,211,288
United Kingdom Treasury
	5.750% 12/07/09	GBP	125,000	240,574
	8.000% 06/07/21		280,000	722,038
	9.000% 07/12/11		515,000	1,139,581
United Mexican States
	7.500% 03/08/10	EUR	430,000	603,714
	8.375% 01/14/11	USD	1,095,000	1,222,020
	11.375% 09/15/16		730,000	1,047,550
Western Australia Treasury Corp.
	8.000% 06/15/13	AUD	1,280,000	1,062,560
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			38,043,853

			Par ($)	Value ($)*
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – 0.4%
Federal Farm Credit Bank
	5.000% 08/25/10	USD	500,000	494,977
	U.S. GOVERNMENT AGENCIES TOTAL			494,977
U.S. GOVERNMENT OBLIGATIONS – 22.9%
U.S. Treasury Bonds
	7.500% 11/15/24(c)		1,310,000	1,727,256
	8.750% 05/15/17(c)		4,911,000	6,557,334
	8.875% 02/15/19(c)		300,000	414,188
	10.375% 11/15/12(c)		3,800,000	4,024,139
	12.500% 08/15/14		9,012,000	10,895,715
U.S. Treasury Notes
	5.000% 02/15/11(c)		2,905,000	2,956,404
	5.625% 05/15/08(c)		1,500,000	1,520,449
	U.S. GOVERNMENT OBLIGATIONS TOTAL			28,095,485
	Total Government & Agency Obligations (cost of $66,740,019)			66,634,315
Corporate Fixed-Income Bonds & Notes – 39.8%
BASIC MATERIALS – 3.7%
Chemicals – 1.6%
Agricultural Chemicals – 0.3%
IMC Global, Inc.
	10.875% 08/01/13		130,000	144,950
Terra Capital, Inc.
	12.875% 10/15/08		156,000	174,330
				319,280
Chemicals-Diversified – 1.0%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		126,000	136,710
EquiStar Chemicals LP
	10.625% 05/01/11		120,000	128,700
Huntsman International LLC
	8.375% 01/01/15(b)		200,000	202,000
Ineos Group Holdings PLC
	7.875% 02/15/16(b)	EUR	120,000	142,275
	8.500% 02/15/16(b)	USD	70,000	66,675
Innophos Investments Holdings, Inc.
	PIK,
	13.405% 02/15/15(a)		116,022	120,373
Lyondell Chemical Co.
	8.000% 09/15/14		120,000	121,500
	8.250% 09/15/16		155,000	157,325

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Diversified – (continued)
NOVA Chemicals Corp.
	6.500% 01/15/12	225,000	211,500
			1,287,058
Chemicals-Specialty – 0.3%
Chemtura Corp.
	6.875% 06/01/16	160,000	157,800
Rhodia SA
	8.875% 06/01/11	214,000	220,955
			378,755
Chemicals Total			1,985,093
Forest Products & Paper – 1.0%
Paper & Related Products – 1.0%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	155,000	141,050
Boise Cascade LLC
	7.125% 10/15/14	55,000	51,288
Buckeye Technologies, Inc.
	8.500% 10/01/13	145,000	145,362
Domtar, Inc.
	7.125% 08/15/15	145,000	134,850
Georgia-Pacific Corp.
	8.000% 01/15/24	245,000	241,325
Neenah Paper, Inc.
	7.375% 11/15/14	85,000	79,688
NewPage Corp.
	10.000% 05/01/12	125,000	129,062
	12.000% 05/01/13	55,000	56,925
Norske Skog
	7.375% 03/01/14	185,000	170,200
	8.625% 06/15/11	90,000	88,425
			1,238,175
Forest Products & Paper Total			1,238,175
Iron/Steel – 0.2%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	105,000	108,538
			108,538

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – (continued)
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	120,000	126,000
			126,000
Iron/Steel Total			234,538
Metals & Mining – 0.9%
Diversified Minerals – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	230,000	220,800
			220,800
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	65,000	71,500
			71,500
Non-Ferrous Metals – 0.6%
Codelco, Inc.
	5.500% 10/15/13	730,000	727,226
			727,226
Metals & Mining Total			1,019,526
BASIC MATERIALS TOTAL			4,477,332
COMMUNICATIONS – 8.6%
Media – 3.6%
Broadcast Services/Programs – 0.2%
Fisher Communications, Inc.
	8.625% 09/15/14	160,000	166,000
XM Satellite Radio, Inc.
	9.750% 05/01/14	125,000	119,375
			285,375
Cable TV – 1.7%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	150,000	146,625
Charter Communications Holdings I LLC
	11.000% 10/01/15	230,000	209,300
Charter Communications Holdings II LLC
	10.250% 09/15/10	340,000	346,800
Charter Communications Holdings LLC
	9.920% 04/01/14	175,000	119,656
CSC Holdings, Inc.
	7.625% 04/01/11	460,000	472,075

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	190,000	178,600
EchoStar DBS Corp.
	6.625% 10/01/14	305,000	290,131
Insight Midwest LP
	9.750% 10/01/09	135,000	137,363
Telenet Group Holding NV
	(e) 06/15/14(b) (11.500% 12/15/08)	181,000	158,375
			2,058,925
Multimedia – 0.4%
Advanstar Communications, Inc.
	15.000% 10/15/11	185,000	193,325
Lamar Media Corp.
	6.625% 08/15/15	185,000	177,369
Quebecor Media, Inc.
	7.750% 03/15/16	180,000	180,225
			550,919
Publishing-Periodicals – 0.9%
Dex Media West LLC
	9.875% 08/15/13	326,000	352,080
Dex Media, Inc.
	(e) 11/15/13 (9.000% 11/15/08)	160,000	134,800
PriMedia, Inc.
	8.000% 05/15/13	250,000	226,875
RH Donnelley Corp.
	8.875% 01/15/16	160,000	160,400
WDAC Subsidiary Corp.
	8.375% 12/01/14(b)	180,000	180,900
			1,055,055
Radio – 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14(b)	155,000	145,700
			145,700
Television – 0.3%
LIN Television Corp.
	6.500% 05/15/13	155,000	144,537

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – (continued)
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	180,000	187,650
			332,187
Media Total			4,428,161
Telecommunication Services – 5.0%
Cellular Telecommunications – 2.1%
Digicel Ltd.
	9.250% 09/01/12(b)	215,000	223,063
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	230,000	238,912
	9.875% 11/01/12	240,000	257,400
Horizon PCS, Inc.
	11.375% 07/15/12	120,000	134,700
iPCS Escrow Co.
	11.500% 05/01/12	105,000	117,600
Nextel Communications, Inc.
	7.375% 08/01/15	390,000	402,378
Nextel Partners, Inc.
	8.125% 07/01/11	155,000	162,750
Rogers Cantel, Inc.
	9.750% 06/01/16	230,000	288,650
Rogers Wireless, Inc.
	8.000% 12/15/12	115,000	122,188
Rural Cellular Corp.
	8.250% 03/15/12	150,000	154,500
	9.750% 01/15/10	45,000	45,281
	11.239% 11/01/12(a)	165,000	170,156
US Unwired, Inc.
	10.000% 06/15/12	200,000	220,000
			2,537,578
Satellite Telecommunications – 0.8%
Hughes Network Systems LLC/HNS Finance Corp.
	9.500% 04/15/14(b)	65,000	66,950
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)	255,000	225,675
Intelsat Bermuda Ltd.
	11.250% 06/15/16(b)	225,000	239,062

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Satellite Telecommunications – (continued)
Intelsat Intermediate Holdings Co., Ltd.
	(e) 02/01/15 (9.250% 02/01/10)		200,000	145,000
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13		195,000	197,438
PanAmSat Corp.
	9.000% 08/15/14		133,000	137,323
				1,011,448
Telecommunication Equipment – 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29		210,000	186,900
				186,900
Telecommunication Services – 0.5%
Embarq Corp.
	7.082% 06/01/16		65,000	66,306
	7.995% 06/01/36		65,000	68,829
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	115,000	157,492
Syniverse Technologies, Inc.
	7.750% 08/15/13	USD	145,000	139,563
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		185,000	194,712
				626,902
Telephone-Integrated – 1.3%
Cincinnati Bell, Inc.
	7.000% 02/15/15		190,000	186,200
Citizens Communications Co.
	9.000% 08/15/31		275,000	294,938
Qwest Communications International, Inc.
	7.500% 02/15/14		150,000	150,375
Qwest Corp.
	7.500% 10/01/14(b)		70,000	72,275
	7.500% 06/15/23		295,000	292,050
	8.875% 03/15/12		225,000	245,531
US LEC Corp.
	13.620% 10/01/09(a)		130,000	138,125
Windstream Corp.
	8.625% 08/01/16(b)		220,000	235,400
				1,614,894

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – 0.1%
American Towers, Inc.
	7.250% 12/01/11	180,000	185,400
			185,400
Telecommunication Services Total			6,163,122
COMMUNICATIONS TOTAL			10,591,283
CONSUMER CYCLICAL – 6.2%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	260,000	260,000
			260,000
Airlines Total			260,000
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	115,000	112,125
Levi Strauss & Co.
	9.750% 01/15/15	295,000	306,062
Phillips-Van Heusen Corp.
	7.250% 02/15/11	120,000	121,200
	8.125% 05/01/13	115,000	119,888
			659,275
Apparel Total			659,275
Auto Manufacturers – 0.1%
Auto-Cars/Light Trucks – 0.1%
General Motors Corp.
	8.375% 07/15/33	185,000	160,025
			160,025
Auto Manufacturers Total			160,025
Auto Parts & Equipment – 0.5%
Auto/Truck Parts & Equipment-Original – 0.2%
TRW Automotive, Inc.
	9.375% 02/15/13	165,000	175,725
			175,725
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group
	8.000% 07/01/13	160,000	153,200
			153,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	265,000	268,975
			268,975
Auto Parts & Equipment Total			597,900
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	100,000	96,250
			96,250
Distribution/Wholesale Total			96,250
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	152,000	159,600
			159,600
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	170,000	166,600
Warner Music Group
	7.375% 04/15/14	150,000	146,250
WMG Holdings Corp.
	(e) 12/15/14 (9.500% 12/15/09)	80,000	59,600
			372,450
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	220,000	195,800
			195,800
Entertainment Total			727,850
Home Builders – 0.3%
Building-Residential/Commercial – 0.3%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	210,000	187,950
KB Home
	5.875% 01/15/15	145,000	130,781
			318,731
Home Builders Total			318,731

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	140,000	142,800
			142,800
Home Furnishings Total			142,800
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	245,000	247,685
			247,685
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	120,000	116,850
			116,850
Recreational Centers – 0.1%
Town Sports International, Inc.
	(e) 02/01/14 (11.000% 02/01/09)	146,000	119,902
			119,902
Leisure Time Total			484,437
Lodging – 2.2%
Casino Hotels – 1.9%
CCM Merger, Inc.
	8.000% 08/01/13(b)	155,000	148,800
Chukchansi Economic Development Authority
	8.780% 11/15/12(a)(b)	140,000	144,200
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	90,000	94,613
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	165,000	172,631
Greektown Holdings LLC
	10.750% 12/01/13(b)	195,000	205,725
Hard Rock Hotel, Inc.
	8.875% 06/01/13	250,000	270,312
Jacobs Entertainment, Inc.
	9.750% 06/15/14(b)	95,000	94,050
MGM Mirage
	6.000% 10/01/09	105,000	103,688
	6.750% 09/01/12	250,000	246,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	8.500% 09/15/10	65,000	69,144
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	125,000	122,188
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	195,000	197,437
Pokagon Gaming Authority
	10.375% 06/15/14(b)	100,000	106,625
Station Casinos, Inc.
	6.000% 04/01/12	200,000	193,000
Wynn Las Vegas LLC
	6.625% 12/01/14	190,000	184,300
			2,353,275
Hotels & Motels – 0.3%
Hilton Hotels Corp.
	7.500% 12/15/17	135,000	143,944
ITT Corp.
	7.375% 11/15/15	170,000	172,125
			316,069
Lodging Total			2,669,344
Retail – 1.1%
Retail-Automobiles – 0.3%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	200,000	197,500
AutoNation, Inc.
	7.000% 04/15/14(b)	65,000	64,837
	7.507% 04/15/13(a)(b)	40,000	40,500
			302,837
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	135,000	127,913
			127,913
Retail-Home Furnishings – 0.2%
Tempur-Pedic, Inc.
	10.250% 08/15/10	198,000	207,653
			207,653
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Propane Distributors – (continued)
	7.125% 05/20/16	145,000	142,825
Ferrellgas Partners LP
	8.750% 06/15/12	120,000	124,800
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	135,000	139,725
			407,350
Retail-Restaurants – 0.2%
Dave & Buster’s, Inc.
	11.250% 03/15/14	100,000	95,000
Landry’s Restaurants, Inc.
	7.500% 12/15/14	175,000	167,562
			262,562
Retail Total			1,308,315
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(b)	135,000	142,762
			142,762
Textiles Total			142,762
CONSUMER CYCLICAL TOTAL			7,567,689
CONSUMER NON-CYCLICAL – 5.7%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.
	11.000% 05/15/12	110,000	112,200
Reynolds American, Inc.
	7.625% 06/01/16(b)	120,000	124,477
			236,677
Agriculture Total			236,677
Beverages – 0.3%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	120,000	122,400
			122,400
Beverages-Wine/Spirits – 0.2%
Constellation Brands, Inc.
	7.250% 09/01/16	120,000	121,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Beverages-Wine/Spirits – (continued)
	8.125% 01/15/12	145,000	149,894
			271,244
Beverages Total			393,644
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	185,000	189,163
			189,163
Biotechnology Total			189,163
Commercial Services – 1.6%
Commercial Services – 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	160,000	160,000
			160,000
Commercial Services-Finance – 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	115,000	116,438
Dollar Financial Group, Inc.
	9.750% 11/15/11	78,000	85,093
			201,531
Funeral Services & Related Items – 0.2%
Service Corp. International
	6.750% 04/01/16	40,000	38,350
	7.375% 10/01/14(b)	10,000	10,062
	7.625% 10/01/18(b)	10,000	10,063
	7.700% 04/15/09	165,000	169,331
			227,806
Printing-Commercial – 0.1%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	190,000	182,875
			182,875
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	190,000	186,200
GEO Group, Inc.
	8.250% 07/15/13	200,000	200,000
			386,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – 0.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	60,000	62,400
Ashtead Holdings PLC
	8.625% 08/01/15(b)	220,000	223,300
Avis Budget Car Rental LLC
	7.625% 05/15/14(b)	100,000	97,000
	7.750% 05/15/16(b)	65,000	62,888
Hertz Corp.
	8.875% 01/01/14(b)	160,000	167,600
United Rentals North America, Inc.
	6.500% 02/15/12	160,000	154,400
	7.750% 11/15/13	75,000	73,875
			841,463
Commercial Services Total			1,999,875
Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.
	8.000% 02/01/12	165,000	144,787
Elizabeth Arden, Inc.
	7.750% 01/15/14	190,000	186,200
			330,987
Cosmetics/Personal Care Total			330,987
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	140,000	89,600
			89,600
Food-Dairy Products – 0.1%
Dean Foods Co.
	7.000% 06/01/16	140,000	140,000
			140,000
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	173,000	169,108
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	245,000	245,306
Reddy Ice Holdings, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – (continued)
	(e) 11/01/12 (10.500% 11/01/08)	140,000	121,100
			535,514
Food Total			765,114
Healthcare Services – 1.0%
Dialysis Centers – 0.2%
DaVita, Inc.
	7.250% 03/15/15	215,000	211,237
			211,237
Medical-HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	220,000	229,900
			229,900
Medical-Hospitals – 0.2%
Tenet Healthcare Corp.
	9.875% 07/01/14	260,000	259,025
			259,025
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	115,000	96,888
			96,888
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	90,000	78,525
			78,525
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	10.675% 03/15/15(a)	85,000	86,700
US Oncology, Inc.
	9.000% 08/15/12	215,000	222,525
			309,225
Healthcare Services Total			1,184,800
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
	7.375% 06/01/16	125,000	126,875
Amscan Holdings, Inc.

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
Consumer Products-Miscellaneous – (continued)
	8.750% 05/01/14		185,000	167,425
Jostens IH Corp.
	7.625% 10/01/12		165,000	165,825
Scotts Co.
	6.625% 11/15/13		180,000	175,725
				635,850
Office Supplies & Forms – 0.1%
ACCO Brands Corp.
	7.625% 08/15/15		125,000	120,937
				120,937
	Household Products/Wares Total			756,787
Pharmaceuticals – 0.9%
Medical-Drugs – 0.3%
Elan Finance PLC
	7.750% 11/15/11		245,000	238,569
Warner Chilcott Corp.
	8.750% 02/01/15		155,000	160,425
				398,994
Medical-Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15		220,000	213,125
				213,125
Medical-Wholesale Drug Distribution – 0.2%
AmerisourceBergen Corp.
	5.875% 09/15/15		135,000	132,351
Nycomed A/S
	PIK,
	11.750% 09/15/13(b)	EUR	127,306	168,695
				301,046
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	USD	95,000	92,387
				92,387

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15	150,000	145,125
			145,125
Pharmaceuticals Total			1,150,677
CONSUMER NON-CYCLICAL TOTAL			7,007,724
ENERGY – 5.8%
Coal – 0.3%
Coal – 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	200,000	192,000
Massey Energy Co.
	6.875% 12/15/13	200,000	181,000
			373,000
Coal Total			373,000
Oil & Gas – 2.8%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	110,000	113,300
			113,300
Oil Companies-Exploration & Production – 2.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	90,000	85,950
	7.500% 06/15/14	220,000	222,475
Compton Petroleum Finance Corp.
	7.625% 12/01/13	180,000	173,700
El Paso Production Holding Co.
	7.750% 06/01/13	130,000	132,925
Forest Oil Corp.
	8.000% 12/15/11	130,000	134,550
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	131,000	138,532
Newfield Exploration Co.
	6.625% 04/15/16	120,000	116,700
PEMEX Finance Ltd.
	9.150% 11/15/18	310,000	378,535
	10.610% 08/15/17	215,000	278,477
PetroHawk Energy Corp.
	9.125% 07/15/13(b)	185,000	185,925

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Pogo Producing Co.
	6.625% 03/15/15	155,000	148,025
Quicksilver Resources, Inc.
	7.125% 04/01/16	100,000	94,750
Ras Laffan Liquefied Natural Gas Co., Ltd.
	5.832% 09/30/16(b)	335,000	336,203
			2,426,747
Oil Company-Integrated – 0.4%
Qatar Petroleum
	5.579% 05/30/11(b)	270,000	272,041
Tyumen Oil Co.
	11.000% 11/06/07	210,000	221,235
			493,276
Oil Refining & Marketing – 0.3%
Premcor Refining Group, Inc.
	7.500% 06/15/15	165,000	172,406
Tesoro Corp.
	6.625% 11/01/15(b)	190,000	182,875
			355,281
Oil & Gas Total			3,167,369
Oil & Gas Services – 0.9%
Oil-Field Services – 0.9%
Gazprom
	9.625% 03/01/13	310,000	366,327
Gazprom International SA
	7.201% 02/01/20	575,000	603,060
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	180,000	168,075
			1,137,462
Oil & Gas Services Total			1,137,462

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 1.8%
Pipelines – 1.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15		130,000	132,275
Colorado Interstate Gas Co.
	6.800% 11/15/15		270,000	272,104
El Paso Performance-Linked Trust
	7.750% 07/15/11(b)		45,000	46,238
MarkWest Energy Partners LP
	6.875% 11/01/14		160,000	150,400
	8.500% 07/15/16(b)		65,000	65,488
Northwest Pipeline Corp.
	8.125% 03/01/10		85,000	88,400
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15		235,000	231,475
Sonat, Inc.
	7.625% 07/15/11		515,000	527,875
Southern Natural Gas Co.
	8.875% 03/15/10		130,000	136,326
Williams Companies, Inc.
	6.375% 10/01/10(b)		350,000	348,250
	8.125% 03/15/12		225,000	240,187
				2,239,018
		Pipelines Total		2,239,018
		ENERGY TOTAL		7,138,084
FINANCIALS – 2.5%
Commercial Banks – 0.2%
Commercial Banks-Non US – 0.2%
VTB Capital SA for Vneshtorgbank
	4.250% 02/15/16	EUR	150,000	186,930
				186,930
		Commercial Banks Total		186,930

Diversified Financial Services – 2.0%
Finance-Auto Loans – 1.2%
Ford Motor Credit Co.
	7.375% 02/01/11	USD	445,000	427,123
	9.875% 08/10/11		250,000	258,703

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Auto Loans – (continued)
General Motors Acceptance Corp.
	6.875% 09/15/11		350,000	348,146
	8.000% 11/01/31		465,000	486,195
				1,520,167
Finance-Consumer Loans – 0.4%
SLM Corp.
	6.500% 06/15/10	NZD	725,000	464,564
				464,564
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.
	8.000% 06/15/11	USD	195,000	201,825
LaBranche & Co., Inc.
	11.000% 05/15/12		215,000	230,050
				431,875
	Diversified Financial Services Total			2,416,606
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
	6.750% 06/01/16		245,000	241,631
				241,631
REITS-Regional Malls – 0.1%
Rouse Co. LP
	6.750% 05/01/13(b)		155,000	154,900
				154,900
	Real Estate Investment Trusts (REITs) Total			396,531
	FINANCIALS TOTAL			3,000,067
INDUSTRIALS – 5.0%
Aerospace & Defense – 0.3%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13		150,000	148,125
Sequa Corp.
	9.000% 08/01/09		100,000	106,125
				254,250
Electronics-Military – 0.1%
L-3 Communications Corp.
	6.375% 10/15/15		175,000	170,187
				170,187
		Aerospace & Defense Total		424,437

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 0.4%
Building & Construction Products-Miscellaneous – 0.2%
Nortek, Inc.
8.500% 09/01/14	120,000	113,400
NTK Holdings, Inc.
(e) 03/01/14 (10.750% 09/01/09)	120,000	82,800
		196,200
Building Products-Air & Heating – 0.1%
Goodman Global Holding Co., Inc.
7.875% 12/15/12	160,000	152,400
		152,400
Building Products-Cement/Aggregation – 0.1%
RMCC Acquisition Co.
10.000% 11/01/12(b)	145,000	150,075
		150,075
Building Materials Total		498,675
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Flextronics International Ltd.
6.250% 11/15/14	205,000	198,850
		198,850
Electronics Total		198,850
Environmental Control – 0.6%
Non-Hazardous Waste Disposal – 0.6%
Allied Waste North America, Inc.
7.125% 05/15/16	275,000	271,219
7.875% 04/15/13	440,000	449,900
		721,119
Environmental Control Total		721,119
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
7.375% 01/15/14	170,000	170,850
		170,850
Machinery-Construction & Mining Total		170,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Douglas Dynamics LLC
	7.750% 01/15/12(b)	125,000	118,125
Manitowoc Co., Inc.
	7.125% 11/01/13	90,000	88,650
			206,775
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	130,000	132,925
			132,925
Machinery-Diversified Total			339,700
Metal Fabricate/Hardware – 0.2%
Metal Processors & Fabrication – 0.2%
Mueller Group, Inc.
	10.000% 05/01/12	130,000	141,213
Mueller Holdings, Inc.
	(e) 04/15/14 (14.750% 04/15/09)	97,000	85,360
TriMas Corp.
	9.875% 06/15/12	100,000	92,500
			319,073
Metal Fabricate/Hardware Total			319,073
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.7%
Bombardier, Inc.
	6.300% 05/01/14(b)	350,000	314,125
J.B. Poindexter & Co.
	8.750% 03/15/14	155,000	127,875
Koppers Holdings, Inc.
	(e) 11/15/14 (9.875% 11/15/09)	150,000	110,250
Trinity Industries, Inc.
	6.500% 03/15/14	235,000	229,712
			781,962
Miscellaneous Manufacturing – 0.1%
Nutro Products, Inc.
	10.750% 04/15/14(b)	150,000	160,500
			160,500
Miscellaneous Manufacturing Total			942,462

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 1.1%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	225,000	227,813
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	445,000	456,125
Owens-Illinois, Inc.
	7.500% 05/15/10	80,000	80,000
			763,938
Containers-Paper/Plastic – 0.5%
Consolidated Container Co., LLC
	(e) 06/15/09 (10.750% 06/15/07)	125,000	120,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	205,000	196,287
MDP Acquisitions PLC
	9.625% 10/01/12	185,000	195,175
Solo Cup Co.
	8.500% 02/15/14	65,000	56,144
			567,606
Packaging & Containers Total			1,331,544
Transportation – 1.0%
Transportation-Marine – 0.4%
Ship Finance International Ltd.
	8.500% 12/15/13	215,000	207,475
Stena AB
	7.500% 11/01/13	245,000	240,712
			448,187
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12	220,000	233,200
			233,200
Transportation-Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14	300,000	282,750
PHI, Inc.
	7.125% 04/15/13(b)	135,000	127,912
			410,662

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10(b)	125,000	119,688
			119,688
Transportation Total			1,211,737
INDUSTRIALS TOTAL			6,158,447
TECHNOLOGY – 0.5%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	120,000	124,200
			124,200
Computers Total			124,200
Office/Business Equipment – 0.1%
Office Automation & Equipment – 0.1%
Xerox Corp.
	7.125% 06/15/10	165,000	171,600
			171,600
Office/Business Equipment Total			171,600
Semiconductors – 0.3%
Electronic Components-Semiconductors – 0.3%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	90,000	91,350
Amkor Technology, Inc.
	9.250% 06/01/16	95,000	89,062
Freescale Semiconductor, Inc.
	6.875% 07/15/11	110,000	115,775
			296,187
Semiconductors Total			296,187
TECHNOLOGY TOTAL			591,987
UTILITIES – 1.8%
Electric – 1.8%
Electric-Generation – 0.5%
AES Corp.
	7.750% 03/01/14	210,000	218,400
	9.000% 05/15/15(b)	70,000	75,425
	9.500% 06/01/09	59,000	62,983

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Generation – (continued)
Edison Mission Energy
	7.730% 06/15/09	340,000	349,350
			706,158
Electric-Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15	100,000	101,000
	8.500% 04/15/11	65,000	70,200
Mirant Mid Atlantic LLC
	8.625% 06/30/12	37,758	40,023
Nevada Power Co.
	9.000% 08/15/13	81,000	88,380
Sierra Pacific Resources
	6.750% 08/15/17	145,000	145,061
TECO Energy, Inc.
	7.000% 05/01/12	135,000	139,725
			584,389
Independent Power Producer – 0.8%
Dynegy Holdings, Inc.
	6.875% 04/01/11	230,000	223,962
	7.125% 05/15/18	5,000	4,575
Mirant North America LLC
	7.375% 12/31/13	270,000	270,337
MSW Energy Holdings LLC
	7.375% 09/01/10	90,000	90,000
	8.500% 09/01/10	125,000	128,750
NRG Energy, Inc.
	7.250% 02/01/14	110,000	109,175
	7.375% 02/01/16	130,000	129,188
			955,987
Electric Total			2,246,534
UTILITIES TOTAL			2,246,534
	Total Corporate Fixed-Income Bonds & Notes (cost of $48,374,637)		48,779,147
Mortgage-Backed Securities – 2.4%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	57,322	60,405

			Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association
TBA,
	6.500% 10/12/36(f)		2,795,000	2,845,659
	Total Mortgage-Backed Securities (cost of $2,898,107)			2,906,064
Asset-Backed Securities – 0.9%
Equity One ABS, Inc.
	4.205% 04/25/34		625,000	598,526
GMAC Mortgage Corp.
	4.865% 09/25/34		520,000	511,373
	Total Asset-Backed Securities (cost of $1,140,508)			1,109,899
Convertible Bonds – 0.4%
COMMUNICATIONS – 0.4%
Telecommunication Services – 0.4%
Telecommunication Equipment – 0.1%
Nortel Networks Corp.
	4.250% 09/01/08		130,000	124,150
				124,150
Telephone-Integrated – 0.3%
NTL Cable PLC
	8.750% 04/15/14	EUR	225,000	298,151
				298,151
		Telecommunication Services Total		422,301
		COMMUNICATIONS TOTAL		422,301
	Total Convertible Bonds (cost of $412,534)			422,301
Municipal Bond – 0.3%
CALIFORNIA – 0.3%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(g)	USD	350,000	370,328
		CALIFORNIA TOTAL		370,328
	Total Municipal Bond (cost of $350,000)			370,328

Shares
Common Stock(h) – 0.0%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp. (i)(j)	2,000	—
Commercial Services & Supplies Total		—
	INDUSTRIALS TOTAL	—
Total Common Stock (cost of $–)		—

			Units	Value ($)
Warrants(h) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)(g)(i)(j)		225	—
				—
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(i)(j)	EUR	95	—
				—
Telecommunication Services Total				—
COMMUNICATIONS TOTAL				—
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation-Trucks – 0.0%
QDI LLC	Expires 01/15/07(b)(g)(i)	USD	1,020	20,427
				20,427
		Transportation Total		20,427
		INDUSTRIALS TOTAL		20,427
Total Warrants (cost of $11,588)				20,427
Securities Lending Collateral – 9.8%
State Street Navigator Securities Lending Prime Portfolio (k)			12,067,472	12,067,472
Total Securities Lending Collateral (cost of $12,067,472)				12,067,472

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.950%, collateralized by a U.S. Treasury Bond maturing 11/15/26, market value of $3,050,438 (repurchase proceeds $2,989,233)	2,988,000	2,988,000

	Total Short-Term Obligation (cost of $2,988,000)		2,988,000

Total Investments – 110.4% (cost of $134,982,865)(l)(m)	135,297,953

Other Assets & Liabilities, Net – (10.4)%	(12,764,115)

Net Assets – 100.0%	122,533,838

Notes to Investment Portfolio:

*

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2006.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which did not include any illiquid securities except for the following, amounted to $7,654,178, which represents 6.2% of net assets.

	Security	Acquisition Date	Par/Units	Acquisition Cost	Value
	UbiquiTel, Inc.	04/11/00	$225	$11,400	$—
	QDI LLC	06/01/02	1,020	—	20,427
					$20,427

(c)	All or a portion of this security is on loan at September 30, 2006. The total market value of securities on loan at September 30, 2006 is $11,844,536.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Security purchased on a delayed delivery basis.

(g)	Illiquid security.

(h)	Non-income producing security.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)	Security has no value.

(k)	Investment made with cash collateral received from securities lending activity.

(l)	Cost for federal income tax purposes is $123,453,736.

(m)	Unrealized appreciation and depreciation at September 30, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$5,287,095	$(4,972,008)	$315,087

As of  September 30, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$101,535	$101,638	10/16/06	$(103)
EUR	1,257,134	1,258,092	10/25/06	(958)
				$(1,061)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$968,407	$978,640	10/23/06	$10,233
CAD	716,240	718,932	10/25/06	2,692
EUR	1,510,337	1,511,300	10/16/06	963
EUR	152,303	152,445	10/16/06	142
EUR	507,876	516,668	10/23/06	8,792
EUR	2,514,268	2,557,536	10/25/06	43,268
GBP	898,999	909,917	10/23/06	10,918
GBP	1,442,276	1,454,992	10/30/06	12,716
SEK	1,529,737	1,525,262	10/12/06	(4,475)
				$85,249

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 27, 2006